UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

The Quarterly Schedules of Investments follow:

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.2%)
Advance Auto Parts, Inc.	7,809	1,164,478
Amazon.com, Inc.*	41,241	34,531,502
AutoNation, Inc.*	7,917	385,637
AutoZone, Inc.*	3,134	2,407,978
Bed Bath & Beyond, Inc.	18,058	778,480
Best Buy Co., Inc.	30,635	1,169,644
BorgWarner, Inc.	22,201	781,031
CarMax, Inc.*	20,715	1,105,145
Carnival Corp.	46,146	2,252,848
CBS Corp. Cl B	41,275	2,259,394
Charter Communications, Inc. Cl A*	22,511	6,077,295
Chipotle Mexican Grill, Inc.*	2,821	1,194,694
Coach, Inc.	27,320	998,819
Comcast Corp. Cl A	250,673	16,629,647
D.R. Horton, Inc.	38,572	1,164,874
Darden Restaurants, Inc.	12,467	764,476
Delphi Automotive PLC	27,809	1,983,338
Discovery Communications, Inc. Cl A*	15,914	428,405
Discovery Communications, Inc. Cl C*	24,667	648,989
Disney (Walt) Co.	154,600	14,356,156
Dollar General Corp.	27,117	1,897,919
Dollar Tree, Inc.*	23,952	1,890,531
Expedia, Inc.	12,495	1,458,416
Foot Locker, Inc.	14,605	989,051
Ford Motor Co.	415,210	5,011,585
Gap, Inc.	24,667	548,594
Garmin Ltd.	12,298	591,657
General Motors Co.	150,145	4,770,107
Genuine Parts Co.	16,020	1,609,209
Goodyear Tire & Rubber Co.	30,120	972,876
H&R Block, Inc.	26,123	604,747
Hanesbrands, Inc.	37,147	937,962
Harley-Davidson, Inc.	18,682	982,486
Harman Int’l. Industries, Inc.	7,076	597,568
Hasbro, Inc.	12,520	993,212
Home Depot, Inc.	128,804	16,574,499
Interpublic Group of Cos., Inc.	42,996	960,961
Johnson Controls Int’l. PLC	99,712	4,639,599
Kohl’s Corp.	17,941	784,919
L Brands, Inc.	24,374	1,724,948
Leggett & Platt, Inc.	15,930	726,089
Lennar Corp. Cl A	21,808	923,351
LKQ Corp.*	32,866	1,165,428
Lowe’s Cos., Inc.	92,728	6,695,889
Macy’s, Inc.	32,658	1,209,979
Marriott International, Inc. Cl A	33,593	2,261,830
Mattel, Inc.	37,235	1,127,476
McDonald’s Corp.	88,784	10,242,122
Michael Kors Hldgs. Ltd.*	16,201	758,045
Mohawk Industries, Inc.*	6,606	1,323,446
Netflix, Inc.*	44,951	4,429,921
Newell Brands, Inc.	49,578	2,610,777
News Corp. Cl A	42,847	599,001
News Corp. Cl B	13,778	195,923
NIKE, Inc. Cl B	139,929	7,367,262
Nordstrom, Inc.	11,257	584,013

O’Reilly Automotive, Inc.*	9,884	2,768,607
Omnicom Group, Inc.	25,360	2,155,600
Priceline Group Inc.*	5,203	7,656,162
PulteGroup, Inc.	29,544	592,062
PVH Corp.	9,049	999,915
Ralph Lauren Corp.	5,810	587,623
Ross Stores, Inc.	40,672	2,615,210
Royal Caribbean Cruises Ltd.	17,495	1,311,250
Scripps Networks Interactive, Inc. Cl A	9,522	604,552
Signet Jewelers Ltd.	7,357	548,317
Staples, Inc.	67,474	576,903
Starbucks Corp.	155,227	8,403,990
Target Corp.	58,894	4,044,840
TEGNA, Inc.	18,385	401,896
Tiffany & Co.	10,697	776,923
Time Warner, Inc.	80,353	6,396,902
TJX Cos., Inc.	69,648	5,208,277
Tractor Supply Co.	14,089	948,894
TripAdvisor, Inc.*	12,736	804,660
Twenty-First Century Fox, Inc. Cl A	114,194	2,765,779
Twenty-First Century Fox, Inc. Cl B	48,087	1,189,672
Ulta Salon, Cosmetics & Fragrances, Inc.*	5,769	1,372,907
Under Armour, Inc. Cl A*	19,837	767,295
Under Armour, Inc. Cl C*	16,963	574,367
Urban Outfitters, Inc.*	10,715	369,882
V.F. Corp.	34,502	1,933,837
Viacom, Inc. Cl B	36,493	1,390,383
Whirlpool Corp.	8,301	1,346,090
Wyndham Worldwide Corp.	11,424	769,178
Wynn Resorts Ltd.	8,921	869,084
Yum! Brands, Inc.	39,700	3,605,157

		246,200,442

CONSUMER STAPLES (9.7%)
Altria Group, Inc.	203,975	12,897,339
Archer-Daniels-Midland Co.	60,050	2,532,309
Brown-Forman Corp. Cl B	21,080	1,000,035
Campbell Soup Co.	21,035	1,150,615
Church & Dwight Co., Inc.	28,969	1,388,194
Clorox Co.	14,252	1,784,065
Coca-Cola Co.	409,345	17,323,480
Colgate-Palmolive Co.	94,509	7,006,897
ConAgra Foods, Inc.	44,738	2,107,607
Constellation Brands, Inc. Cl A	18,692	3,112,031
Costco Wholesale Corp.	45,701	6,969,860
Coty, Inc. Cl A	7,221	169,694
CVS Health Corp.	111,407	9,914,109
Dr. Pepper Snapple Group, Inc.	19,275	1,760,000
Estee Lauder Cos., Inc. Cl A	22,051	1,952,837
General Mills, Inc.	62,502	3,992,628
Hershey Co.	14,192	1,356,755
Hormel Foods Corp.	26,745	1,014,438
J.M. Smucker Co.	12,751	1,728,271
Kellogg Co.	27,304	2,115,241
Kimberly-Clark Corp.	38,241	4,823,720
Kraft Heinz Co.	61,579	5,511,936
Kroger Co.	99,581	2,955,564
McCormick & Co., Inc.	12,170	1,216,026
Mead Johnson Nutrition Co.	20,181	1,594,501
Molson Coors Brewing Co. Cl B	18,743	2,057,981
Mondelez International, Inc. Cl A	163,171	7,163,207
Monster Beverage Corp.*	14,553	2,136,526
PepsiCo, Inc.	150,825	16,405,235
Philip Morris Int’l., Inc.	162,661	15,813,902
Proctor & Gamble Co.	278,656	25,009,376
Reynolds American, Inc.	86,816	4,093,374

Sysco Corp.	54,851	2,688,248
Tyson Foods, Inc. Cl A	31,673	2,365,023
Wal-Mart Stores, Inc.	159,773	11,522,829
Walgreens Boots Alliance, Inc.	90,056	7,260,315
Whole Foods Market, Inc.	33,986	963,503

		194,857,671

ENERGY (7.1%)
Anadarko Petroleum Corp.	57,556	3,646,748
Apache Corp.	39,748	2,538,705
Baker Hughes, Inc.	43,962	2,218,762
Cabot Oil & Gas Corp.	47,420	1,223,436
Chesapeake Energy Corp.*	79,881	500,854
Chevron Corp.	196,976	20,272,770
Cimarex Energy Co.	10,620	1,427,009
Concho Resources, Inc.*	15,403	2,115,602
ConocoPhillips	131,737	5,726,607
Devon Energy Corp.	56,759	2,503,639
EOG Resources, Inc.	57,325	5,543,901
EQT Corp.	19,191	1,393,650
Exxon Mobil Corp.	435,646	38,023,183
FMC Technologies, Inc.*	21,108	626,274
Halliburton Co.	89,345	4,009,804
Helmerich & Payne, Inc.	10,025	674,683
Hess Corp.	29,119	1,561,361
Kinder Morgan, Inc.	198,825	4,598,822
Marathon Oil Corp.	95,496	1,509,792
Marathon Petroleum Corp.	53,120	2,156,141
Murphy Oil Corp.	14,859	451,714
National Oilwell Varco, Inc.	41,572	1,527,355
Newfield Exploration Co.*	18,660	810,964
Noble Energy, Inc.	45,999	1,644,004
Occidental Petroleum Corp.	81,292	5,927,813
ONEOK, Inc.	20,859	1,071,944
Phillips 66	46,552	3,749,764
Pioneer Natural Resources Co.	17,540	3,256,301
Range Resources Corp.	20,686	801,583
Schlumberger Ltd.	144,679	11,377,591
Southwestern Energy Co.*	55,629	769,905
Spectra Energy Corp.	73,224	3,130,326
Tesoro Corp.	11,772	936,580
Transocean Ltd.*	42,231	450,182
Valero Energy Corp.	47,606	2,523,118
Williams Cos., Inc.	71,261	2,189,851

		142,890,738

FINANCIALS (12.4%)
Affiliated Managers Group, Inc.*	5,299	766,765
Aflac, Inc.	43,084	3,096,447
Allstate Corp.	40,017	2,768,376
American Express Co.	81,771	5,236,615
American Int’l. Group, Inc.	106,601	6,325,703
Ameriprise Financial, Inc.	17,534	1,749,367
Aon PLC	28,146	3,166,144
Assurant, Inc.	6,608	609,588
Bank of America Corp.	1,063,652	16,646,154
Bank of New York Mellon Corp.	110,465	4,405,344
BB&T Corp.	86,847	3,275,869
Berkshire Hathaway, Inc. Cl B*	198,098	28,619,218
BlackRock, Inc.	12,691	4,599,980
Capital One Financial Corp.	52,195	3,749,167
Charles Schwab Corp.	126,224	3,984,892
Chubb Ltd.	47,930	6,022,404
Cincinnati Financial Corp.	15,371	1,159,281
Citigroup, Inc.	302,764	14,299,544
Citizens Financial Group, Inc.	55,939	1,382,253
CME Group, Inc.	35,377	3,697,604

Comerica, Inc.	16,683	789,440
Discover Financial Svcs.	43,827	2,478,417
E*Trade Financial Corp.*	27,362	796,781
Fifth Third Bancorp	75,476	1,544,239
Franklin Resources, Inc.	38,497	1,369,338
Gallagher (Arthur J.) & Co.	19,338	983,724
Goldman Sachs Group, Inc.	39,412	6,355,973
Hartford Financial Svcs. Group, Inc.	41,552	1,779,257
Huntington Bancshares, Inc.	119,759	1,180,824
Intercontinental Exchange, Inc.	12,374	3,333,061
Invesco Ltd.	44,926	1,404,836
JPMorgan Chase & Co.	378,354	25,194,593
KeyCorp	110,555	1,345,454
Legg Mason, Inc.	11,465	383,848
Leucadia National Corp.	30,588	582,396
Lincoln National Corp.	24,891	1,169,379
Loews Corp.	28,681	1,180,223
M&T Bank Corp.	16,872	1,958,839
Marsh & McLennan Cos., Inc.	52,786	3,549,859
MetLife, Inc.	114,413	5,083,370
Moody’s Corp.	17,828	1,930,416
Morgan Stanley	152,359	4,884,630
Nasdaq, Inc.	11,144	752,666
Navient Corp.	28,180	407,765
Northern Trust Corp.	22,557	1,533,650
People’s United Financial, Inc.	36,856	583,062
PNC Financial Svcs. Grp., Inc.	51,908	4,676,392
Principal Financial Grp., Inc.	28,068	1,445,783
Progressive Corp.	61,662	1,942,353
Prudential Financial, Inc.	46,172	3,769,944
Regions Financial Corp.	140,883	1,390,515
S&P Global, Inc.	28,150	3,562,664
State Street Corp.	38,880	2,707,214
SunTrust Banks, Inc.	53,083	2,325,035
Synchrony Financial	86,269	2,415,532
T. Rowe Price Group, Inc.	26,064	1,733,256
Torchmark Corp.	12,068	771,025
Travelers Cos., Inc.	30,316	3,472,698
U.S. Bancorp	167,586	7,187,764
Unum Group	22,056	778,797
Wells Fargo & Co.	474,803	21,024,277
Willis Towers Watson PLC	13,585	1,803,738
XL Group Ltd.	28,733	966,291
Zions Bancorporation	19,287	598,283

		250,688,316

HEALTH CARE (14.2%)
Abbott Laboratories	156,164	6,604,176
AbbVie, Inc.	170,668	10,764,031
Aetna, Inc.	36,946	4,265,416
Agilent Technologies, Inc.	34,435	1,621,544
Alexion Pharmaceuticals, Inc.*	23,735	2,908,487
Allergan PLC*	41,159	9,479,329
AmerisourceBergen Corp.	18,405	1,486,756
Amgen, Inc.	78,400	13,077,904
Anthem, Inc.	27,726	3,474,345
Bard (C.R.), Inc.	7,675	1,721,349
Baxter International, Inc.	49,101	2,337,208
Becton, Dickinson & Co.	22,171	3,984,794
BIOGEN, Inc.*	22,836	7,148,353
Boston Scientific Corp.*	140,441	3,342,496
Bristol-Myers Squibb Co.	176,715	9,528,473
Cardinal Health, Inc.	32,898	2,556,175
Celgene Corp.*	80,488	8,413,411
Centene Corp.*	17,143	1,147,895
Cerner Corp.*	31,140	1,922,895

CIGNA Corp.	26,482	3,451,134
Cooper Companies, Inc.	5,179	928,388
Danaher Corp.	63,256	4,958,638
DaVita Inc Inc.*	18,044	1,192,167
DENTSPLY SIRONA, Inc.	22,724	1,350,487
Edwards Lifesciences Corp.*	21,622	2,606,748
Endo International PLC*	18,553	373,843
Express Scripts Hldg. Co.*	65,893	4,647,433
Gilead Sciences, Inc.	137,345	10,866,736
HCA Hldgs., Inc.*	30,824	2,331,219
Hologic, Inc.*	30,851	1,197,944
Humana, Inc.	15,496	2,741,087
Illumina, Inc.*	15,668	2,846,249
Intuitive Surgical, Inc.*	3,958	2,868,877
Johnson & Johnson	287,453	33,956,823
Laboratory Corp. of America Hldgs.*	9,986	1,372,875
Lilly (Eli) & Co.	101,211	8,123,195
Mallinckrodt PLC*	10,153	708,476
McKesson Corp.	23,239	3,875,103
Medtronic PLC	144,280	12,465,792
Merck & Co., Inc.	288,712	18,018,516
Mettler-Toledo Int’l., Inc.*	2,929	1,229,682
Mylan NV*	46,571	1,775,287
Patterson Cos., Inc.	8,378	384,885
PerkinElmer, Inc.	10,891	611,094
Perrigo Co. PLC	14,574	1,345,617
Pfizer, Inc.	637,637	21,596,765
Quest Diagnostics, Inc.	13,970	1,182,281
Regeneron Pharmaceuticals, Inc.*	8,047	3,235,055
Schein (Henry), Inc.*	8,260	1,346,215
St. Jude Medical, Inc.	29,551	2,356,988
Stryker Corp.	32,418	3,773,779
Thermo Fisher Scientific, Inc.	41,372	6,580,630
UnitedHealth Group, Inc.	99,407	13,916,980
Universal Health Svcs., Inc. Cl B	9,419	1,160,609
Varian Medical Systems, Inc.*	10,057	1,000,973
Vertex Pharmaceuticals, Inc.*	25,193	2,197,082
Waters Corp.*	8,771	1,390,116
Zimmer Biomet Hldgs., Inc.	20,248	2,632,645
Zoetis, Inc.	53,538	2,784,511

		287,167,961

INDUSTRIALS (9.5%)
3M Co.	63,062	11,113,416
Acuity Brands, Inc.	4,449	1,177,205
Alaska Air Group, Inc.	11,692	770,035
Allegion PLC	8,737	602,067
American Airlines Group, Inc.	53,669	1,964,822
AMETEK, Inc.	24,667	1,178,589
Boeing Co.	60,853	8,016,774
Caterpillar, Inc.	61,331	5,444,353
Cintas Corp.	8,528	960,253
CSX Corp.	99,186	3,025,173
Cummins, Inc.	16,219	2,078,465
Deere & Co.	30,775	2,626,646
Delta Air Lines, Inc.	78,604	3,093,853
Dover Corp.	17,031	1,254,163
Dun & Bradstreet Corp.	4,343	593,341
Eaton Corp. PLC	46,739	3,071,220
Emerson Electric Co.	68,067	3,710,332
Equifax, Inc.	13,152	1,769,996
Expeditors Int’l. of Wash.	19,323	995,521
Fastenal Co.	29,055	1,213,918
FedEx Corp.	25,568	4,466,218
Flowserve Corp.	12,467	601,408
Fluor Corp.	15,881	815,013

Fortive Corp.	31,042	1,580,038
Fortune Brands Home & Security, Inc.	17,010	988,281
General Dynamics Corp.	29,557	4,586,064
General Electric Co.	936,958	27,752,696
Grainger (W.W.), Inc.	6,235	1,401,877
Honeywell International, Inc.	79,796	9,303,416
Hunt (J.B.) Transport Svcs., Inc.	9,476	768,883
Illinois Tool Works, Inc.	33,267	3,986,717
Ingersoll-Rand PLC	27,506	1,868,758
Jacobs Engineering Group, Inc.*	11,721	606,210
Kansas City Southern	10,652	994,045
L-3 Communications Hldgs., Inc.	7,894	1,189,863
Lockheed Martin Corp.	26,847	6,435,763
Masco Corp.	34,904	1,197,556
Nielsen Hldgs. PLC	37,034	1,983,911
Norfolk Southern Corp.	31,798	3,086,314
Northrop Grumman Corp.	18,288	3,912,718
PACCAR, Inc.	37,397	2,198,196
Parker Hannifin Corp.	14,345	1,800,728
PENTAIR PLC	16,386	1,052,637
Pitney Bowes, Inc.	21,843	396,669
Quanta Services, Inc.*	15,690	439,163
Raytheon Co.	30,987	4,218,260
Republic Services, Inc.	23,217	1,171,298
Robert Half Int’l., Inc.	15,593	590,351
Robinson (C.H.) Worldwide, Inc.	14,433	1,016,949
Rockwell Automation, Inc.	13,560	1,658,930
Rockwell Collins, Inc.	14,163	1,194,507
Roper Technologies, Inc.	10,958	1,999,506
Ryder System, Inc.	5,867	386,929
Snap-on, Inc.	6,530	992,299
Southwest Airlines Co.	63,243	2,459,520
Stanley Black & Decker, Inc.	16,055	1,974,444
Stericycle, Inc.*	9,500	761,330
Textron, Inc.	29,588	1,176,123
TransDigm Group, Inc.*	5,435	1,571,367
Union Pacific Corp.	87,954	8,578,154
United Continental Hldgs., Inc*	30,024	1,575,359
United Parcel Service, Inc. Cl B	72,742	7,955,065
United Rentals, Inc.*	9,922	778,778
United Technologies Corp.	81,598	8,290,357
Verisk Analytics, Inc. Cl A*	16,811	1,366,398
Waste Management, Inc.	43,101	2,748,120
Xylem, Inc.	19,389	1,016,953

		191,554,281

INFORMATION TECHNOLOGY (20.6%)
Accenture Ltd. Cl A	65,106	7,954,000
Activision Blizzard, Inc.	69,521	3,079,780
Adobe Systems, Inc.*	52,785	5,729,284
Akamai Technologies, Inc.*	18,911	1,002,094
Alliance Data Systems Corp.*	6,316	1,354,971
Alphabet, Inc. Cl A*	30,843	24,799,623
Alphabet, Inc. Cl C*	31,034	24,122,231
Amphenol Corp. Cl A	30,891	2,005,444
Analog Devices, Inc.	31,200	2,010,840
Apple, Inc.	564,907	63,862,733
Applied Materials, Inc.	115,602	3,485,400
Autodesk, Inc.*	20,086	1,452,820
Automatic Data Processing, Inc.	46,916	4,137,991
Broadcom Ltd.	41,835	7,217,374
CA, Inc.	30,206	999,214
Cisco Systems, Inc.	527,901	16,745,020
Citrix Systems, Inc.*	16,271	1,386,615
Cognizant Technology Solutions*	61,901	2,953,297
Corning, Inc.	111,149	2,628,674

CSRA, Inc.	14,893	400,622
eBay, Inc.*	109,560	3,604,524
Electronic Arts, Inc.*	32,599	2,783,955
F5 Networks, Inc.*	6,545	815,769
Facebook, Inc. Cl A*	243,841	31,277,485
Fidelity Nat’l. Information Svcs., Inc.	33,237	2,560,246
First Solar, Inc.*	5,555	219,367
Fiserv, Inc.*	23,441	2,331,676
FLIR Systems, Inc.	12,420	390,236
Global Payments, Inc.	15,523	1,191,545
Harris Corp.	12,948	1,186,166
Hewlett Packard Enterprise Co.	173,920	3,956,680
HP, Inc.	172,838	2,684,174
Int’l. Business Machines Corp.	91,582	14,547,801
Intel Corp.	495,143	18,691,648
Intuit, Inc.	24,969	2,746,840
Juniper Networks, Inc.	42,901	1,032,198
KLA-Tencor Corp.	16,541	1,153,073
Lam Research Corp.	16,669	1,578,721
Linear Technology Corp.	26,506	1,571,541
MasterCard, Inc. Cl A	101,252	10,304,416
Microchip Technology, Inc.	22,476	1,396,659
Micron Technology, Inc.*	109,711	1,950,662
Microsoft Corp.	815,765	46,988,061
Motorola Solutions, Inc.	17,923	1,367,166
NetApp, Inc.	27,823	996,620
NVIDIA Corp.	55,545	3,805,943
Oracle Corp.	315,854	12,406,745
Paychex, Inc.	33,221	1,922,499
PayPal Hldgs., Inc.*	119,269	4,886,451
Qorvo, Inc.*	13,970	778,688
QUALCOMM, Inc.	154,304	10,569,824
Red Hat, Inc.*	18,304	1,479,512
Salesforce.com, inc.*	68,373	4,877,046
Seagate Technology PLC	31,890	1,229,360
Skyworks Solutions, Inc.	20,413	1,554,246
Symantec Corp.	61,248	1,537,325
TE Connectivity Ltd.	37,854	2,437,041
Teradata Corp.*	13,071	405,201
Texas Instruments, Inc.	103,736	7,280,192
Total System Services, Inc.	16,366	771,657
VeriSign, Inc.*	10,067	787,642
Visa, Inc. Cl A	198,608	16,424,882
Western Digital Corp.	28,288	1,653,999
Western Union Co.	47,732	993,780
Xerox Corp.	79,758	807,949
Xilinx, Inc.	25,446	1,382,736
Yahoo!, Inc.*	92,896	4,003,818

		416,651,792

MATERIALS (2.9%)
Air Products & Chemicals, Inc.	22,564	3,392,272
Albemarle Corp.	12,626	1,079,397
Alcoa, Inc.*	144,416	1,464,378
Avery Dennison Corp.	10,069	783,268
Ball Corp.	17,340	1,421,013
CF Industries Hldgs., Inc.	24,114	587,176
Dow Chemical Co.	117,738	6,102,361
Du Pont (E.I.) de Nemours & Co.	92,300	6,181,331
Eastman Chemical Co.	15,129	1,023,931
Ecolab, Inc.	28,112	3,421,793
FMC Corp.	12,133	586,509
Freeport-McMoRan Copper & Gold, Inc.	137,102	1,488,928
Int’l. Flavors & Fragrances, Inc.	8,577	1,226,254
International Paper Co.	42,914	2,059,014
LyondellBasell Inds. NV Cl A	35,396	2,855,041

Martin Marietta Materials, Inc.	6,625	1,186,604
Monsanto Co.	46,491	4,751,380
Newmont Mining Corp.	55,535	2,181,970
Nucor Corp.	33,840	1,673,388
Owens-Illinois, Inc.*	22,245	409,086
PPG Industries, Inc.	26,983	2,788,963
Praxair, Inc.	29,476	3,561,585
Sealed Air Corp.	21,215	972,071
Sherwin-Williams Co.	8,460	2,340,544
The Mosaic Co.	37,492	917,054
Vulcan Materials Co.	14,181	1,612,805
WestRock Co.	28,138	1,364,130

		57,432,246

REAL ESTATE (3.0%)
American Tower Corp.	44,822	5,079,677
Apartment Investment & Management Co. Cl A	17,710	813,066
AvalonBay Communities, Inc.	14,577	2,592,374
Boston Properties, Inc.	15,909	2,168,238
CBRE Group, Inc.*	34,214	957,308
Crown Castle Int’l. Corp.	34,306	3,231,968
Digital Realty Trust, Inc.	14,661	1,423,876
Equinix, Inc.	7,582	2,731,416
Equity Residential	39,211	2,522,444
Essex Property Trust, Inc.	6,995	1,557,787
Extra Space Storage, Inc.	12,517	993,975
Federal Realty Investment Trust	7,511	1,156,168
General Growth Pptys., Inc.	62,003	1,711,283
HCP, Inc.	47,048	1,785,472
Host Hotels & Resorts, Inc.	73,086	1,137,949
Iron Mountain, Inc.	26,886	1,009,032
Kimco Realty Corp.	47,413	1,372,606
ProLogis, Inc.	56,745	3,038,127
Public Storage	15,249	3,402,662
Realty Income Corp.	27,137	1,816,279
Simon Property Group, Inc.	32,575	6,743,351
SL Green Realty Corp	10,547	1,140,131
The Macerich Co.	12,114	979,659
UDR, Inc.	27,968	1,006,568
Ventas, Inc.	37,082	2,619,102
Vornado Realty Trust	17,761	1,797,591
Welltower, Inc.	36,922	2,760,658
Weyerhaeuser Co.	77,274	2,468,132

		60,016,899

TELECOMMUNICATION SERVICES (2.6%)
AT&T, Inc.	648,569	26,338,387
CenturyLink, Inc.	57,705	1,582,848
Frontier Communications Corp.	139,073	578,544
Level 3 Communications, Inc.*	31,866	1,477,945
Verizon Communications, Inc.	425,519	22,118,478

		52,096,202

UTILITIES (3.2%)
AES Corp.	61,860	794,901
Alliant Energy Corp.	25,402	973,151
Ameren Corp.	23,744	1,167,730
American Electric Power Co., Inc.	51,117	3,282,223
American Water Works Co., Inc.	18,171	1,359,918
CenterPoint Energy, Inc.	42,375	984,371
CMS Energy Corp.	27,643	1,161,282
Consolidated Edison, Inc.	30,939	2,329,707
Dominion Resources, Inc.	64,601	4,797,916
DTE Energy Co.	18,764	1,757,624
Duke Energy Corp.	73,335	5,869,733
Edison International	34,696	2,506,786
Entergy Corp.	19,830	1,521,556
Eversource Energy	32,369	1,753,752

Exelon Corp.	97,429	3,243,411
FirstEnergy Corp.	47,163	1,560,152
NextEra Energy, Inc.	48,844	5,974,598
NiSource, Inc.	32,422	781,694
NRG Energy, Inc.	35,275	395,433
PG&E Corp.	53,022	3,243,356
Pinnacle West Capital Corp.	12,785	971,532
PPL Corp.	72,214	2,496,438
Public Svc. Enterprise Group, Inc.	55,284	2,314,741
SCANA Corp.	16,290	1,178,907
Sempra Energy	25,592	2,743,206
Southern Co.	101,102	5,186,533
WEC Energy Group, Inc.	32,054	1,919,394
Xcel Energy, Inc.	51,973	2,138,169

		64,408,214

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,249,459,939) 97.4%		1,963,964,762

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill (1)	A-1+	0.28	11/10/16	5,200,000	5,198,282
U.S. Treasury Bill (1)	A-1+	0.31	12/01/16	5,000,000	4,997,273
U.S. Treasury Bill (1)	A-1+	0.32	12/29/16	3,000,000	2,997,646
U.S. Treasury Bill (1)	A-1+	0.38	11/03/16	5,000,000	4,998,179

					18,191,380

COMMERCIAL PAPER (1.6%)
GE Capital Treasury LLC	A-1+	0.46	11/07/16	10,000,000	9,995,271
Pfizer, Inc.†	A-1+	0.45	10/04/16	8,000,000	7,999,700
Piedmont Natural Gas Co.†	A-1	0.50	10/04/16	2,000,000	1,999,917
Piedmont Natural Gas Co.†	A-1	0.55	10/04/16	3,000,000	2,999,762
Toyota Motor Credit Corp.	A-1+	0.43	10/05/16	5,000,000	4,999,661
Toyota Motor Credit Corp.	A-1+	0.44	10/21/16	4,000,000	3,998,922
Ralph Lauren Corp.†	A-1	0.39	10/03/16	300,000	299,994

					32,293,227

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $50,484,607) 2.5%					50,484,607

TOTAL INVESTMENTS (Cost: $1,299,944,546) 99.9%					2,014,449,369

OTHER NET ASSETS 0.1%					2,637,090

NET ASSETS 100.0%					$2,017,086,459

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.5%)
Advance Auto Parts, Inc.	606	90,367
Amazon.com, Inc.*	3,204	2,682,737
AutoNation, Inc.*	615	29,957
AutoZone, Inc.*	243	186,707
Bed Bath & Beyond, Inc.	1,403	60,483
Best Buy Co., Inc.	2,380	90,868
BorgWarner, Inc.	1,726	60,721
CarMax, Inc.*	1,609	85,840
Carnival Corp.	3,586	175,069
CBS Corp. Cl B	3,208	175,606
Charter Communications, Inc. Cl A*	1,750	472,448
Chipotle Mexican Grill, Inc.*	220	93,170
Coach, Inc.	2,124	77,653
Comcast Corp. Cl A	19,481	1,292,370
D.R. Horton, Inc.	2,997	90,509
Darden Restaurants, Inc.	968	59,358
Delphi Automotive PLC	2,162	154,194
Discovery Communications, Inc. Cl A*	1,236	33,273
Discovery Communications, Inc. Cl C*	1,916	50,410
Disney (Walt) Co.	12,015	1,115,713
Dollar General Corp.	2,108	147,539
Dollar Tree, Inc.*	1,862	146,968
Expedia, Inc.	971	113,335
Foot Locker, Inc.	1,134	76,794
Ford Motor Co.	32,266	389,451
Gap, Inc.	1,916	42,612
Garmin Ltd.	955	45,945
General Motors Co.	11,668	370,692
Genuine Parts Co.	1,244	124,960
Goodyear Tire & Rubber Co.	2,340	75,582
H&R Block, Inc.	2,030	46,995
Hanesbrands, Inc.	2,887	72,897
Harley-Davidson, Inc.	1,452	76,361
Harman Int’l. Industries, Inc.	550	46,448
Hasbro, Inc.	972	77,109
Home Depot, Inc.	10,010	1,288,087
Interpublic Group of Cos., Inc.	3,341	74,671
Johnson Controls Int’l. PLC	7,748	360,514
Kohl’s Corp.	1,395	61,031
L Brands, Inc.	1,895	134,109
Leggett & Platt, Inc.	1,237	56,382
Lennar Corp. Cl A	1,694	71,724
LKQ Corp.*	2,554	90,565
Lowe’s Cos., Inc.	7,206	520,345
Macy’s, Inc.	2,537	93,996
Marriott International, Inc. Cl A	2,604	175,327
Mattel, Inc.	2,893	87,600
McDonald’s Corp.	6,900	795,984
Michael Kors Hldgs. Ltd.*	1,259	58,909
Mohawk Industries, Inc.*	514	102,975
Netflix, Inc.*	3,493	344,235
Newell Brands, Inc.	3,853	202,899
News Corp. Cl A	3,329	46,539
News Corp. Cl B	1,070	15,215
NIKE, Inc. Cl B	10,874	572,516
Nordstrom, Inc.	875	45,395
Omnicom Group, Inc.	1,970	167,450

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

O’Reilly Automotive, Inc.*	769	215,405
Priceline Group Inc.*	404	594,482
PulteGroup, Inc.	2,296	46,012
PVH Corp.	703	77,682
Ralph Lauren Corp.	452	45,715
Ross Stores, Inc.	3,161	203,252
Royal Caribbean Cruises Ltd.	1,359	101,857
Scripps Networks Interactive, Inc. Cl A	740	46,983
Signet Jewelers Ltd.	572	42,631
Staples, Inc.	5,243	44,828
Starbucks Corp.	12,063	653,091
Target Corp.	4,577	314,348
TEGNA, Inc.	1,429	31,238
Tiffany & Co.	832	60,428
Time Warner, Inc.	6,245	497,164
TJX Cos., Inc.	5,412	404,709
Tractor Supply Co.	1,094	73,681
TripAdvisor, Inc.*	989	62,485
Twenty-First Century Fox, Inc. Cl A	8,874	214,928
Twenty-First Century Fox, Inc. Cl B	3,736	92,429
Ulta Salon, Cosmetics & Fragrances, Inc.*	449	106,853
Under Armour, Inc. Cl A*	1,541	59,606
Under Armour, Inc. Cl C*	1,319	44,661
Urban Outfitters, Inc.*	832	28,721
V.F. Corp.	2,682	150,326
Viacom, Inc. Cl B	2,835	108,014
Whirlpool Corp.	645	104,593
Wyndham Worldwide Corp.	888	59,789
Wynn Resorts Ltd.	693	67,512
Yum! Brands, Inc.	3,086	280,240

		19,131,272

CONSUMER STAPLES (5.2%)
Altria Group, Inc.	15,852	1,002,322
Archer-Daniels-Midland Co.	4,667	196,807
Brown-Forman Corp. Cl B	1,638	77,707
Campbell Soup Co.	1,634	89,380
Church & Dwight Co., Inc.	2,251	107,868
Clorox Co.	1,107	138,574
Coca-Cola Co.	31,811	1,346,242
Colgate-Palmolive Co.	7,344	544,484
ConAgra Foods, Inc.	3,477	163,801
Constellation Brands, Inc. Cl A	1,452	241,743
Costco Wholesale Corp.	3,551	541,563
Coty, Inc. Cl A	561	13,184
CVS Health Corp.	8,658	770,475
Dr. Pepper Snapple Group, Inc.	1,498	136,782
Estee Lauder Cos., Inc. Cl A	1,714	151,792
General Mills, Inc.	4,857	310,265
Hershey Co.	1,103	105,447
Hormel Foods Corp.	2,079	78,856
J.M. Smucker Co.	990	134,185
Kellogg Co.	2,121	164,314
Kimberly-Clark Corp.	2,971	374,762
Kraft Heinz Co.	4,786	428,395
Kroger Co.	7,738	229,664
McCormick & Co., Inc.	945	94,424
Mead Johnson Nutrition Co.	1,568	123,888
Molson Coors Brewing Co. Cl B	1,457	159,979
Mondelez International, Inc. Cl A	12,680	556,652
Monster Beverage Corp.*	1,131	166,042
PepsiCo, Inc.	11,721	1,274,893

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Philip Morris Int’l., Inc.	12,640	1,228,861
Proctor & Gamble Co.	21,654	1,943,447
Reynolds American, Inc.	6,746	318,074
Sysco Corp.	4,262	208,881
Tyson Foods, Inc. Cl A	2,461	183,763
Walgreens Boots Alliance, Inc.	6,999	564,259
Wal-Mart Stores, Inc.	12,417	895,514
Whole Foods Market, Inc.	2,641	74,872

		15,142,161

ENERGY (3.8%)
Anadarko Petroleum Corp.	4,472	283,346
Apache Corp.	3,089	197,294
Baker Hughes, Inc.	3,417	172,456
Cabot Oil & Gas Corp.	3,686	95,099
Chesapeake Energy Corp.*	6,207	38,918
Chevron Corp.	15,307	1,575,396
Cimarex Energy Co.	825	110,855
Concho Resources, Inc.*	1,197	164,408
ConocoPhillips	10,237	445,002
Devon Energy Corp.	4,410	194,525
EOG Resources, Inc.	4,455	430,843
EQT Corp.	1,491	108,276
Exxon Mobil Corp.	33,854	2,954,772
FMC Technologies, Inc.*	1,641	48,688
Halliburton Co.	6,944	311,647
Helmerich & Payne, Inc.	780	52,494
Hess Corp.	2,262	121,288
Kinder Morgan, Inc.	15,451	357,382
Marathon Oil Corp.	7,421	117,326
Marathon Petroleum Corp.	4,129	167,596
Murphy Oil Corp.	1,155	35,112
National Oilwell Varco, Inc.	3,230	118,670
Newfield Exploration Co.*	1,451	63,060
Noble Energy, Inc.	3,574	127,735
Occidental Petroleum Corp.	6,317	460,636
ONEOK, Inc.	1,621	83,303
Phillips 66	3,618	291,430
Pioneer Natural Resources Co.	1,363	253,041
Range Resources Corp.	1,607	62,271
Schlumberger Ltd.	11,244	884,228
Southwestern Energy Co.*	4,323	59,830
Spectra Energy Corp.	5,690	243,248
Tesoro Corp.	915	72,797
Transocean Ltd.*	3,281	34,975
Valero Energy Corp.	3,700	196,100
Williams Cos., Inc.	5,537	170,152

		11,104,199

FINANCIALS (6.6%)
Affiliated Managers Group, Inc.*	412	59,616
Aflac, Inc.	3,349	240,693
Allstate Corp.	3,109	215,081
American Express Co.	6,355	406,974
American Int’l. Group, Inc.	8,285	491,632
Ameriprise Financial, Inc.	1,362	135,887
Aon PLC	2,187	246,016
Assurant, Inc.	513	47,324
Bank of America Corp.	82,659	1,293,613
Bank of New York Mellon Corp.	8,585	342,370
BB&T Corp.	6,749	254,572
Berkshire Hathaway, Inc. Cl B*	15,394	2,223,971
BlackRock, Inc.	987	357,748

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Capital One Financial Corp.	4,057	291,414
Charles Schwab Corp.	9,809	309,670
Chubb Ltd.	3,725	468,046
Cincinnati Financial Corp.	1,195	90,127
Citigroup, Inc.	23,529	1,111,275
Citizens Financial Group, Inc.	4,347	107,414
CME Group, Inc.	2,749	287,325
Comerica, Inc.	1,297	61,374
Discover Financial Svcs.	3,405	192,553
E*Trade Financial Corp.*	2,127	61,938
Fifth Third Bancorp	5,866	120,018
Franklin Resources, Inc.	2,991	106,390
Gallagher (Arthur J.) & Co.	1,502	76,407
Goldman Sachs Group, Inc.	3,063	493,970
Hartford Financial Svcs. Group, Inc.	3,229	138,266
Huntington Bancshares, Inc.	9,306	91,757
Intercontinental Exchange, Inc.	962	259,124
Invesco Ltd.	3,491	109,164
iShares Core S&P 500 ETF	536	116,612
JPMorgan Chase & Co.	29,403	1,957,946
KeyCorp	8,592	104,565
Legg Mason, Inc.	891	29,831
Leucadia National Corp.	2,378	45,277
Lincoln National Corp.	1,935	90,906
Loews Corp.	2,228	91,682
M&T Bank Corp.	1,311	152,207
Marsh & McLennan Cos., Inc.	4,103	275,927
MetLife, Inc.	8,892	395,072
Moody’s Corp.	1,385	149,968
Morgan Stanley	11,841	379,622
Nasdaq, Inc.	866	58,490
Navient Corp.	2,190	31,689
Northern Trust Corp.	1,752	119,118
People’s United Financial, Inc.	2,864	45,308
PNC Financial Svcs. Grp., Inc.	4,034	363,423
Principal Financial Grp., Inc.	2,182	112,395
Progressive Corp.	4,791	150,917
Prudential Financial, Inc.	3,589	293,042
Regions Financial Corp.	10,948	108,057
S&P Global, Inc.	2,187	276,787
State Street Corp.	3,022	210,422
SunTrust Banks, Inc.	4,125	180,675
Synchrony Financial	6,705	187,740
T. Rowe Price Group, Inc.	2,025	134,663
Torchmark Corp.	937	59,865
Travelers Cos., Inc.	2,356	269,880
U.S. Bancorp	13,024	558,599
Unum Group	1,714	60,521
Wells Fargo & Co.	36,898	1,633,843
Willis Towers Watson PLC	1,056	140,205
XL Group Ltd.	2,233	75,096
Zions Bancorporation	1,499	46,499

		19,598,578

HEALTH CARE (7.6%)
Abbott Laboratories	12,135	513,189
AbbVie, Inc.	13,262	836,434
Aetna, Inc.	2,871	331,457
Agilent Technologies, Inc.	2,676	126,013
Alexion Pharmaceuticals, Inc.*	1,844	225,964
Allergan PLC*	3,199	736,762
AmerisourceBergen Corp.	1,431	115,596

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Amgen, Inc.	6,092	1,016,207
Anthem, Inc.	2,154	269,918
Bard (C.R.), Inc.	596	133,671
Baxter International, Inc.	3,816	181,642
Becton, Dickinson & Co.	1,722	309,500
BIOGEN, Inc.*	1,774	555,315
Boston Scientific Corp.*	10,914	259,753
Bristol-Myers Squibb Co.	13,732	740,429
Cardinal Health, Inc.	2,557	198,679
Celgene Corp.*	6,254	653,731
Centene Corp.*	1,333	89,258
Cerner Corp.*	2,420	149,435
CIGNA Corp.	2,058	268,199
Cooper Companies, Inc.	402	72,063
Danaher Corp.	4,915	385,287
DaVita Inc Inc.*	1,402	92,630
DENTSPLY SIRONA, Inc.	1,766	104,953
Edwards Lifesciences Corp.*	1,681	202,661
Endo International PLC*	1,442	29,056
Express Scripts Hldg. Co.*	5,120	361,114
Gilead Sciences, Inc.	10,674	844,527
HCA Hldgs., Inc.*	2,396	181,209
Hologic, Inc.*	2,397	93,076
Humana, Inc.	1,205	213,152
Illumina, Inc.*	1,217	221,080
Intuitive Surgical, Inc.*	308	223,248
Johnson & Johnson	22,338	2,638,788
Laboratory Corp. of America Hldgs.*	777	106,822
Lilly (Eli) & Co.	7,866	631,325
Mallinckrodt PLC*	790	55,126
McKesson Corp.	1,806	301,151
Medtronic PLC	11,213	968,803
Merck & Co., Inc.	22,436	1,400,231
Mettler-Toledo Int’l., Inc.*	227	95,301
Mylan NV*	3,620	137,994
Patterson Cos., Inc.	652	29,953
PerkinElmer, Inc.	847	47,525
Perrigo Co. PLC	1,133	104,610
Pfizer, Inc.	49,551	1,678,292
Quest Diagnostics, Inc.	1,086	91,908
Regeneron Pharmaceuticals, Inc.*	626	251,665
Schein (Henry), Inc.*	642	104,633
St. Jude Medical, Inc.	2,297	183,209
Stryker Corp.	2,520	293,353
Thermo Fisher Scientific, Inc.	3,215	511,378
UnitedHealth Group, Inc.	7,725	1,081,500
Universal Health Svcs., Inc. Cl B	732	90,197
Varian Medical Systems, Inc.*	781	77,733
Vertex Pharmaceuticals, Inc.*	1,958	170,757
Waters Corp.*	681	107,932
Zimmer Biomet Hldgs., Inc.	1,574	204,651
Zoetis, Inc.	4,160	216,362

		22,316,407

INDUSTRIALS (5.1%)
3M Co.	4,901	863,703
Acuity Brands, Inc.	346	91,552
Alaska Air Group, Inc.	909	59,867
Allegion PLC	679	46,790
American Airlines Group, Inc.	4,171	152,700
AMETEK, Inc.	1,916	91,546
Boeing Co.	4,729	622,998

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Caterpillar, Inc.	4,766	423,078
Cintas Corp.	663	74,654
CSX Corp.	7,708	235,094
Cummins, Inc.	1,261	161,597
Deere & Co.	2,392	204,157
Delta Air Lines, Inc.	6,109	240,450
Dover Corp.	1,323	97,426
Dun & Bradstreet Corp.	337	46,041
Eaton Corp. PLC	3,633	238,724
Emerson Electric Co.	5,289	288,303
Equifax, Inc.	1,022	137,541
Expeditors Int’l. of Wash.	1,501	77,332
Fastenal Co.	2,258	94,339
FedEx Corp.	1,987	347,089
Flowserve Corp.	969	46,745
Fluor Corp.	1,234	63,329
Fortive Corp.	2,413	122,822
Fortune Brands Home & Security, Inc.	1,321	76,750
General Dynamics Corp.	2,297	356,403
General Electric Co.	72,813	2,156,721
Grainger (W.W.), Inc.	484	108,823
Honeywell International, Inc.	6,201	722,975
Hunt (J.B.) Transport Svcs., Inc.	736	59,719
Illinois Tool Works, Inc.	2,586	309,906
Ingersoll-Rand PLC	2,137	145,188
Jacobs Engineering Group, Inc.*	911	47,117
Kansas City Southern	828	77,269
L-3 Communications Hldgs., Inc.	614	92,548
Lockheed Martin Corp.	2,087	500,296
Masco Corp.	2,712	93,049
Nielsen Hldgs. PLC	2,878	154,174
Norfolk Southern Corp.	2,471	239,835
Northrop Grumman Corp.	1,422	304,237
PACCAR, Inc.	2,906	170,815
Parker Hannifin Corp.	1,114	139,840
PENTAIR PLC	1,274	81,842
Pitney Bowes, Inc.	1,697	30,818
Quanta Services, Inc.*	1,220	34,148
Raytheon Co.	2,409	327,937
Republic Services, Inc.	1,805	91,062
Robert Half Int’l., Inc.	1,211	45,848
Robinson (C.H.) Worldwide, Inc.	1,122	79,056
Rockwell Automation, Inc.	1,054	128,946
Rockwell Collins, Inc.	1,100	92,774
Roper Technologies, Inc.	851	155,282
Ryder System, Inc.	455	30,007
Snap-on, Inc.	507	77,044
Southwest Airlines Co.	4,915	191,144
Stanley Black & Decker, Inc.	1,247	153,356
Stericycle, Inc.*	738	59,143
Textron, Inc.	2,299	91,385
TransDigm Group, Inc.*	423	122,298
Union Pacific Corp.	6,835	666,618
United Continental Hldgs., Inc*	2,334	122,465
United Parcel Service, Inc. Cl B	5,652	618,103
United Rentals, Inc.*	771	60,516
United Technologies Corp.	6,341	644,246
Verisk Analytics, Inc. Cl A*	1,306	106,152
Waste Management, Inc.	3,350	213,596
Xylem, Inc.	1,506	78,990

		14,886,318

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

INFORMATION TECHNOLOGY (11.0%)
Accenture Ltd. Cl A	5,060	618,180
Activision Blizzard, Inc.	5,402	239,309
Adobe Systems, Inc.*	4,102	445,231
Akamai Technologies, Inc.*	1,469	77,842
Alliance Data Systems Corp.*	490	105,120
Alphabet, Inc. Cl A*	2,396	1,926,528
Alphabet, Inc. Cl C*	2,411	1,874,054
Amphenol Corp. Cl A	2,401	155,873
Analog Devices, Inc.	2,425	156,291
Apple, Inc.	43,900	4,962,890
Applied Materials, Inc.	8,983	270,837
Autodesk, Inc.*	1,561	112,907
Automatic Data Processing, Inc.	3,646	321,577
Broadcom Ltd.	3,251	560,863
CA, Inc.	2,348	77,672
Cisco Systems, Inc.	41,024	1,301,281
Citrix Systems, Inc.*	1,264	107,718
Cognizant Technology Solutions*	4,811	229,533
Corning, Inc.	8,638	204,289
CSRA, Inc.	1,157	31,123
eBay, Inc.*	8,515	280,144
Electronic Arts, Inc.*	2,533	216,318
F5 Networks, Inc.*	509	63,442
Facebook, Inc. Cl A*	18,949	2,430,588
Fidelity Nat’l. Information Svcs., Inc.	2,582	198,891
First Solar, Inc.*	432	17,060
Fiserv, Inc.*	1,821	181,135
FLIR Systems, Inc.	966	30,352
Global Payments, Inc.	1,207	92,649
Harris Corp.	1,007	92,251
Hewlett Packard Enterprise Co.	13,515	307,466
HP, Inc.	13,432	208,599
Intel Corp.	38,478	1,452,545
Int’l. Business Machines Corp.	7,117	1,130,535
Intuit, Inc.	1,941	213,529
Juniper Networks, Inc.	3,333	80,192
KLA-Tencor Corp.	1,285	89,577
Lam Research Corp.	1,295	122,649
Linear Technology Corp.	2,059	122,078
MasterCard, Inc. Cl A	7,868	800,726
Microchip Technology, Inc.	1,746	108,496
Micron Technology, Inc.*	8,525	151,575
Microsoft Corp.	63,395	3,651,547
Motorola Solutions, Inc.	1,392	106,182
NetApp, Inc.	2,163	77,479
NVIDIA Corp.	4,316	295,732
Oracle Corp.	24,546	964,167
Paychex, Inc.	2,582	149,420
PayPal Hldgs., Inc.*	9,268	379,710
Qorvo, Inc.*	1,085	60,478
QUALCOMM, Inc.	11,991	821,384
Red Hat, Inc.*	1,423	115,021
Salesforce.com, inc.*	5,313	378,976
Seagate Technology PLC	2,478	95,527
Skyworks Solutions, Inc.	1,586	120,758
Symantec Corp.	4,760	119,476
TE Connectivity Ltd.	2,941	189,342
Teradata Corp.*	1,016	31,496
Texas Instruments, Inc.	8,062	565,791
Total System Services, Inc.	1,272	59,975

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

VeriSign, Inc.*	782	61,184
Visa, Inc. Cl A	15,435	1,276,475
Western Digital Corp.	2,199	128,576
Western Union Co.	3,710	77,242
Xerox Corp.	6,199	62,796
Xilinx, Inc.	1,978	107,485
Yahoo!, Inc.*	7,219	311,139

		32,377,273

MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,753	263,546
Albemarle Corp.	981	83,866
Alcoa, Inc.*	11,222	113,791
Avery Dennison Corp.	782	60,832
Ball Corp.	1,348	110,469
CF Industries Hldgs., Inc.	1,874	45,632
Dow Chemical Co.	9,149	474,193
Du Pont (E.I.) de Nemours & Co.	7,172	480,309
Eastman Chemical Co.	1,176	79,592
Ecolab, Inc.	2,184	265,836
FMC Corp.	943	45,585
Freeport-McMoRan Copper & Gold, Inc.	10,655	115,713
International Paper Co.	3,336	160,061
Int’l. Flavors & Fragrances, Inc.	666	95,218
LyondellBasell Inds. NV Cl A	2,751	221,896
Martin Marietta Materials, Inc.	515	92,242
Monsanto Co.	3,612	369,146
Newmont Mining Corp.	4,315	169,536
Nucor Corp.	2,629	130,004
Owens-Illinois, Inc.*	1,728	31,778
PPG Industries, Inc.	2,097	216,746
Praxair, Inc.	2,291	276,822
Sealed Air Corp.	1,648	75,511
Sherwin-Williams Co.	657	181,766
The Mosaic Co.	2,913	71,252
Vulcan Materials Co.	1,102	125,330
WestRock Co.	2,186	105,995

		4,462,667

REAL ESTATE (1.6%)
American Tower Corp.	3,483	394,728
Apartment Investment & Management Co. Cl A	1,376	63,172
AvalonBay Communities, Inc.	1,132	201,315
Boston Properties, Inc.	1,237	168,591
CBRE Group, Inc.*	2,658	74,371
Crown Castle Int’l. Corp.	2,666	251,164
Digital Realty Trust, Inc.	1,140	110,717
Equinix, Inc.	589	212,130
Equity Residential	3,047	196,014
Essex Property Trust, Inc.	543	120,926
Extra Space Storage, Inc.	973	77,266
Federal Realty Investment Trust	583	89,741
General Growth Pptys., Inc.	4,818	132,977
HCP, Inc.	3,657	138,783
Host Hotels & Resorts, Inc.	5,680	88,438
Iron Mountain, Inc.	2,089	78,400
Kimco Realty Corp.	3,684	106,652
ProLogis, Inc.	4,409	236,058
Public Storage	1,185	264,421
Realty Income Corp.	2,108	141,088
Simon Property Group, Inc.	2,531	523,942
SL Green Realty Corp	819	88,534
The Macerich Co.	942	76,180

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

UDR, Inc.	2,173	78,206
Ventas, Inc.	2,881	203,485
Vornado Realty Trust	1,381	139,771
Welltower, Inc.	2,870	214,590
Weyerhaeuser Co.	6,006	191,832

		4,663,492

TELECOMMUNICATION SERVICES (1.4%)
AT&T, Inc.	50,401	2,046,785
CenturyLink, Inc.	4,484	122,996
Frontier Communications Corp.	10,807	44,957
Level 3 Communications, Inc.*	2,476	114,837
Verizon Communications, Inc.	33,067	1,718,823

		4,048,398

UTILITIES (1.7%)
AES Corp.	4,808	61,783
Alliant Energy Corp.	1,974	75,624
Ameren Corp.	1,846	90,786
American Electric Power Co., Inc.	3,973	255,106
American Water Works Co., Inc.	1,413	105,749
CenterPoint Energy, Inc.	3,293	76,496
CMS Energy Corp.	2,149	90,279
Consolidated Edison, Inc.	2,405	181,097
Dominion Resources, Inc.	5,020	372,835
DTE Energy Co.	1,458	136,571
Duke Energy Corp.	5,699	456,148
Edison International	2,696	194,786
Entergy Corp.	1,541	118,241
Eversource Energy	2,516	136,317
Exelon Corp.	7,571	252,039
FirstEnergy Corp.	3,665	121,238
NextEra Energy, Inc.	3,795	464,204
NiSource, Inc.	2,520	60,757
NRG Energy, Inc.	2,741	30,727
PG&E Corp.	4,120	252,020
Pinnacle West Capital Corp.	993	75,458
PPL Corp.	5,611	193,972
Public Svc. Enterprise Group, Inc.	4,296	179,874
SCANA Corp.	1,265	91,548
Sempra Energy	1,988	213,094
Southern Co.	7,856	403,013
WEC Energy Group, Inc.	2,491	149,161
Xcel Energy, Inc.	4,039	166,164

		5,005,087

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $104,306,416) 52.0%		152,735,852

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill (1)	A-1+	0.27	10/13/16	100,000	99,991
U.S. Treasury Bill (1)	A-1+	0.28	11/10/16	100,000	99,969
U.S. Treasury Bill (1)	A-1+	0.30	10/13/16	100,000	99,990
U.S. Treasury Bill (1)	A-1+	0.33	12/29/16	1,600,000	1,598,708

					1,898,658

COMMERCIAL PAPER (0.4%)
Ralph Lauren Corp.†	A-1	0.39	10/03/16	1,300,000	1,299,972

TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $3,198,630) 1.1%					3,198,630

TOTAL INDEXED ASSETS (Cost: $107,505,046) 53.1%					155,934,482

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.2%)
AutoZone, Inc.*	845	649,247
Bassett Furniture Industries, Inc.	15,322	356,237
Belmond Ltd.*	26,335	334,718
Bloomin’ Brands, Inc.	19,118	329,594
BorgWarner, Inc.	10,882	382,829
Bright Horizons Family Solutions, Inc.*	1,960	131,104
Carmike Cinemas, Inc.*	4,599	150,341
Chipotle Mexican Grill, Inc.*	269	113,922
Cooper Tire & Rubber Co.	7,540	286,671
CST Brands, Inc.	32,979	1,585,960
Dick’s Sporting Goods, Inc.	4,138	234,707
Dillard’s, Inc. Cl A	595	37,491
Dollar Tree, Inc.*	2,960	233,633
Drew Industries, Inc.	3,295	322,976
Eros International PLC*	10,090	154,579
Five Below, Inc.*	10,278	414,101
Haverty Furniture Cos., Inc.	21,011	421,060
Houghton Mifflin Harcourt Co.*	44,836	601,251
HSN, Inc.	5,763	229,367
Intrawest Resorts Hldgs., Inc.*	20,765	336,809
Liberty Interactive Corp. Ser. A Liberty Ventures*	2,546	101,509
Liberty Interactive Corp. Ser. A QVC Group*	13,557	271,275
Lions Gate Entertainment Corp.	43,137	862,308
Macy’s, Inc.	2,891	107,112
MSG Networks, Inc.*	2,511	46,730
NVR, Inc.*	161	264,019
Panera Bread Co. Cl A*	6,390	1,244,260
Popeyes Louisiana Kitchen, Inc.*	2,003	106,439
Ralph Lauren Corp.	3,797	384,029
Red Robin Gourmet Burgers, Inc.*	10,374	466,208
Ruby Tuesday, Inc.*	20,706	51,765
Scripps Networks Interactive, Inc. Cl A	3,841	243,865
Select Comfort Corp.*	40,648	877,996
Steve Madden Ltd.*	8,047	278,104
Taylor Morrison Home Corp. Cl A*	2,887	50,811
Thor Industries, Inc.	7,768	657,950
Tractor Supply Co.	6,702	451,380
TripAdvisor, Inc.*	1,844	116,504
Unifi, Inc.*	10,644	313,253
V.F. Corp.	5,497	308,107
Vista Outdoor, Inc.*	13,438	535,639
Wiley (John) & Sons, Inc. Cl A	3,018	155,759

		15,201,619

CONSUMER STAPLES (1.9%)
Casey’s General Stores, Inc.	1,879	225,762
Church & Dwight Co., Inc.	13,008	623,343
Constellation Brands, Inc. Cl A	5,066	843,438
Crimson Wine Group Ltd.*	40,324	348,803
Edgewell Personal Care Co.*	1,694	134,707
Energizer Hldgs., Inc.	1,694	84,632
Farmer Brothers Co.*	8,971	318,919
Ingredion, Inc.	2,678	356,335
J.M. Smucker Co.	5,731	776,780

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Vector Group Ltd.	31,112	669,831
Village Super Market, Inc. Cl A	21,795	697,658
WD-40 Co.	4,733	532,131

		5,612,339

ENERGY (2.3%)
Abraxas Petroleum Corp.*	46,024	77,781
Atwood Oceanics, Inc.	6,710	58,310
Baker Hughes, Inc.	3,952	199,457
Carrizo Oil and Gas, Inc.*	5,296	215,124
Cheniere Energy, Inc.*	10,859	473,452
Continental Resources, Inc.*	13,500	701,460
CrossAmerica Partners LP	5,933	150,639
FMC Technologies, Inc.*	9,536	282,933
Gulfport Energy Corp.*	23,345	659,496
Hess Corp.	3,210	172,120
Matador Resources Co.*	10,779	262,361
Matrix Service Co.*	3,765	70,631
MPLX LP	3,645	123,420
Nabors Industries Ltd.	28,488	346,414
Newfield Exploration Co.*	7,197	312,782
Noble Energy, Inc.	5,726	204,647
Parsley Energy, Inc. Cl A*	2,710	90,812
PBF Energy, Inc.	31,191	706,165
PDC Energy, Inc.*	3,744	251,073
Pioneer Natural Resources Co.	2,474	459,298
Range Resources Corp.	22,208	860,560
Tesoro Corp.	967	76,935
Weatherford Int’l. PLC*	8,821	49,574

		6,805,444

FINANCIALS (7.9%)
Allied World Assurance Co. Hldgs. AG	13,092	529,179
American Equity Investment Life Hldg. Co.	12,060	213,824
American Financial Group, Inc.	4,234	317,550
Ameriprise Financial, Inc.	5,708	569,487
Aon PLC	3,454	388,540
Aspen Insurance Hldgs. Ltd.	6,457	300,832
Associated Banc-Corp.	10,766	210,906
Assurant, Inc.	1,087	100,276
BancFirst Corp.	4,762	345,293
Bank of Marin Bancorp	3,913	194,593
Bank of the Ozarks, Inc.	4,906	188,390
BankUnited, Inc.	5,183	156,527
Banner Corp.	7,818	341,959
Brookline Bancorp, Inc.	29,527	359,934
Bryn Mawr Bank Corp.	8,415	269,196
Charter Financial Corp.	14,405	185,536
Colony Capital, Inc. Cl A	20,897	380,952
Columbia Banking System, Inc.	3,067	100,352
Commerce Bancshares, Inc.	5,857	288,516
Customers Bancorp, Inc.*	12,016	302,323
Dime Community Bancshares	13,840	231,958
Discover Financial Svcs.	2,742	155,060
Eagle Bancorp, Inc.*	4,763	234,959
East West Bancorp, Inc.	6,477	237,771
Easterly Acquisition Corp.*	26,084	259,275
Ellington Financial LLC	25,901	431,770
Enterprise Financial Svcs. Corp.	9,454	295,438
Everest Re Group Ltd.	2,889	548,823
FBL Financial Group, Inc. Cl A	4,421	282,811
Fifth Third Bancorp	25,092	513,383
First Connecticut Bancorp, Inc.	5,708	101,545

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

First Interstate BancSytem, Inc.	9,539	300,574
First Republic Bank/CA	7,017	541,081
Flushing Financial Corp.	8,703	206,435
Gallagher (Arthur J.) & Co.	3,661	186,235
Glacier Bancorp, Inc.	9,696	276,530
Hanmi Financial Corp.	6,804	179,217
Hartford Financial Svcs. Group, Inc.	14,674	628,341
Heritage Financial Corp.	11,049	198,330
Huntington Bancshares, Inc.	8,731	86,088
Intercontinental Exchange, Inc.	1,799	484,579
Investors Bancorp, Inc.	58,724	705,275
iShares Russell 2000 ETF	5,890	731,597
iShares Russell 2000 Value ETF	3,610	378,148
iShares Russell Mid-Cap ETF	1,300	226,616
iShares Russell Mid-Cap Value ETF	4,128	316,907
Janus Capital Group, Inc.	12,617	176,764
KeyCorp	22,146	269,517
Lincoln National Corp.	4,520	212,350
Marlin Business Svcs. Corp.	13,515	261,921
MB Financial, Inc.	6,031	229,419
NMI Hldgs., Inc. Cl A*	29,596	225,522
Northfield Bancorp, Inc.	20,705	333,351
Pace Hldgs. Corp.*	24,200	238,370
Pinnacle Financial Partners, Inc.	4,713	254,879
PrivateBancorp, Inc.	9,541	438,123
Progressive Corp.	5,091	160,367
Prosperity Bancshares, Inc.	3,564	195,628
Raymond James Financial, Inc.	6,028	350,890
Reinsurance Grp. of America, Inc.	7,423	801,239
Safety Insurance Group, Inc.	5,202	349,678
SEI Investments Co.	6,765	308,552
Selective Insurance Group, Inc.	7,457	297,236
Starwood Property Trust, Inc.	55,689	1,254,116
Stock Yards Bancorp, Inc.	16,683	549,872
Stonegate Bank	2,494	84,173
SunTrust Banks, Inc.	7,512	329,026
SVB Financial Group*	7,467	825,402
Synchrony Financial	3,490	97,720
TriCo Bancshares	4,888	130,852
UMB Financial Corp.	3,009	178,885
Voya Financial, Inc.	5,886	169,635

		23,206,398

HEALTH CARE (4.9%)
Abiomed, Inc.*	2,546	327,365
Acadia Healthcare Co., Inc.*	20,490	1,015,280
ACADIA Pharmaceuticals, Inc.*	6,110	194,359
Acceleron Pharma, Inc.*	3,430	124,132
Acorda Therapeutics, Inc.*	5,173	108,012
Agilent Technologies, Inc.	3,452	162,555
Agios Pharmaceuticals, Inc.*	1,323	69,881
Akorn, Inc.*	6,028	164,323
Albany Molecular Research, Inc.*	8,275	136,620
Align Technology, Inc.*	3,688	345,750
Alnylam Pharmaceuticals, Inc.*	2,423	164,231
Amsurg Corp.*	3,738	250,633
Ani Pharmaceuticals, Inc.*	2,268	150,482
Anika Therapeutics, Inc.*	4,209	201,401
Bard (C.R.), Inc.	1,934	433,758
BioMarin Pharmaceutical, Inc.*	1,619	149,790
BioSpecifics Technologies Corp.*	4,456	203,506
Boston Scientific Corp.*	25,564	608,423

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Catalent, Inc.*	5,225	135,014
Centene Corp.*	6,320	423,187
Cepheid, Inc.*	4,333	228,306
CIGNA Corp.	2,925	381,186
Civitas Solutions, Inc.*	4,234	77,313
DexCom, Inc.*	4,363	382,461
Emergent Biosolutions, Inc.*	15,169	478,278
Ensign Group, Inc.	11,608	233,669
Harvard Bioscience, Inc.*	18,148	49,363
Hill-Rom Hldgs., Inc.	1,110	68,798
Humana, Inc.	1,912	338,213
Insulet Corp.*	2,417	98,952
Integra LifeSciences Hldgs. Corp.*	1,300	107,315
Intersect ENT, Inc.*	8,621	136,557
Juno Therapeutics, Inc.*	1,196	35,892
Karyopharm Therapeutics, Inc.*	6,724	65,425
Kindred Healthcare, Inc.	7,746	79,164
Kite Pharma, Inc.*	2,237	124,959
Medicines Co.*	3,429	129,410
Mettler-Toledo Int’l., Inc.*	746	313,193
Neogen Corp.*	3,623	202,671
Neurocrine Biosciences, Inc.*	5,421	274,519
NuVasive, Inc.*	2,847	189,781
Omeros Corp.*	8,781	97,996
Omnicell, Inc.*	11,593	444,012
OSI Pharmaceuticals, Inc. - rights*	1,570	16
Pacific Biosciences of CA, Inc.*	38,806	347,701
Pacira Pharmaceuticals, Inc.*	2,472	84,592
PAREXEL International Corp.*	4,998	347,111
Prestige Brands Hldgs., Inc.*	3,055	147,465
Prothena Corp. PLC*	2,090	125,337
Radius Health, Inc.*	2,777	150,208
Repligen Corp.*	3,685	111,250
Sorrento Therapeutics, Inc.*	11,706	90,604
Supernus Pharmaceuticals, Inc.*	34,084	842,898
TESARO, Inc.*	3,010	301,722
Ultragenyx Pharmaceutical, Inc.*	2,531	179,549
United Therapeutics Corp.*	818	96,589
WellCare Health Plans, Inc.*	2,371	277,620
West Pharmaceutical Svcs., Inc.	1,125	83,813
Wright Medical Group NV*	16,540	405,726
Zimmer Biomet Hldgs., Inc.	3,277	426,075
Zoetis, Inc.	5,983	311,176

		14,235,587

INDUSTRIALS (5.7%)
Alaska Air Group, Inc.	12,769	840,967
AMERCO	665	215,613
Astronics Corp.*	23,738	1,069,397
AZZ, Inc.	17,885	1,167,354
BMC Stock Hldgs., Inc.*	4,800	85,104
Carlisle Cos., Inc.	5,710	585,675
Covenant Transportation Group Cl A*	30,564	590,802
Deluxe Corp.	4,874	325,681
Dover Corp.	4,948	364,371
Encore Wire Corp.	8,219	302,213
EnPro Industries, Inc.	7,718	438,537
Equifax, Inc.	1,974	265,661
Flowserve Corp.	5,686	274,293
Fortune Brands Home & Security, Inc.	6,162	358,012
Generac Hldgs., Inc.*	4,976	180,629
Healthcare Svcs. Group, Inc.	12,971	513,392

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

John Bean Technologies Corp.	1,790	126,285
Kansas City Southern	1,844	172,082
Kirby Corp.*	7,650	475,524
L-3 Communications Hldgs., Inc.	2,293	345,624
Lincoln Electric Hldgs., Inc.	4,363	273,211
Miller Industries, Inc.	21,873	498,486
Mueller Industries, Inc.	27,696	897,904
Mueller Water Products, Inc. Cl A	33,022	414,426
Old Dominion Freight Line, Inc.*	8,066	553,408
Orbital ATK, Inc.	14,134	1,077,435
Oshkosh Corp.	2,614	146,384
Pitney Bowes, Inc.	4,662	84,662
Quanex Building Products Corp.	7,995	137,994
Robert Half Int’l., Inc.	5,056	191,420
Rockwell Automation, Inc.	3,868	473,211
Roper Technologies, Inc.	1,061	193,601
Smith (A.O.) Corp.	4,048	399,902
Snap-on, Inc.	511	77,652
Sun Hydraulics Corp.	8,757	282,588
Teledyne Technologies, Inc.*	3,173	342,462
TransDigm Group, Inc.*	1,907	551,352
Trex Co., Inc.*	8,520	500,294
Triumph Group, Inc.	10,960	305,565
United Rentals, Inc.*	2,355	184,844
VSE Corp.	6,200	210,738
Wabtec Corp.	4,365	356,402

		16,851,157

INFORMATION TECHNOLOGY (7.8%)
Aerohive Networks, Inc.*	39,505	240,585
Akamai Technologies, Inc.*	5,263	278,886
Ambarella, Inc.*	7,433	547,143
Amphenol Corp. Cl A	6,288	408,217
Analog Devices, Inc.	2,205	142,112
Anixter International, Inc.*	1,539	99,266
Apigee Corp.*	34,081	593,009
ARRIS International PLC*	25,474	721,678
Avnet, Inc.	9,758	400,664
Belden, Inc.	2,010	138,670
Broadcom Ltd.	2,090	360,567
CA, Inc.	5,206	172,214
CalAmp Corp.*	27,699	386,401
Callidus Software, Inc.*	11,532	211,612
Cavium, Inc.*	30,441	1,771,667
Cirrus Logic, Inc.*	1,770	94,076
CommerceHub, Inc. Ser. A*	254	4,013
Computer Sciences Corp.	8,011	418,254
Comtech Telecommunications Corp.	12,730	163,071
Cornerstone OnDemand, Inc.*	4,296	197,401
DTS, Inc.	10,182	433,142
Ellie Mae, Inc.*	820	86,346
EPAM Systems, Inc.*	3,555	246,397
Euronet Worldwide, Inc.*	2,747	224,787
ExlService Hldgs., Inc.*	1,640	81,738
F5 Networks, Inc.*	408	50,853
Fair Isaac Corp.	1,270	158,229
FARO Technologies, Inc.*	4,794	172,344
Fidelity Nat’l. Information Svcs., Inc.	8,632	664,923
Fitbit, Inc. Cl A*	29,110	431,992
Genpact Ltd.*	12,370	296,262
Global Payments, Inc.	5,218	400,534
Globant S.A.*	9,263	390,158

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Harris Corp.	2,046	187,434
Imperva, Inc.*	1,851	99,417
inContact, Inc.*	10,417	145,630
j2 Global, Inc.	3,162	210,621
LinkedIn Corp. Cl A*	1,061	202,778
LogMeIn, Inc.	8,482	766,688
Lumentum Hldgs., Inc.*	4,395	183,579
MAXIMUS, Inc.	4,240	239,814
MaxLinear, Inc. Cl A*	31,134	631,086
Microchip Technology, Inc.	4,498	279,506
MKS Instruments, Inc.	5,530	275,007
Monolithic Power Systems, Inc.	5,186	417,473
NetSuite, Inc.*	3,040	336,498
New Relic, Inc.*	8,306	318,286
NXP Semiconductors NV*	4,393	448,130
Palo Alto Networks, Inc.*	1,889	300,974
Paycom Software, Inc.*	4,611	231,149
Plexus Corp.*	3,456	161,672
Proofpoint, Inc.*	11,722	877,392
PTC, Inc.*	7,017	310,923
Rapid7, Inc.*	9,856	173,958
Red Hat, Inc.*	2,699	218,160
Richardson Electronics Ltd.	45,433	308,036
Rogers Corp.*	5,698	348,034
Science Applications Int’l. Corp.	2,861	198,468
Sequans Communications S.A. ADR*	151,954	268,958
Skyworks Solutions, Inc.	4,165	317,123
Splunk, Inc.*	5,308	311,473
SS&C Technologies Hldgs., Inc.	2,518	80,954
Stamps.com, Inc.*	3,590	339,291
Symantec Corp.	3,820	95,882
SYNNEX Corp.	2,595	296,115
Take-Two Interactive Software, Inc.*	4,250	191,590
Talend S.A. ADR*	7,035	184,036
Tyler Technologies, Inc.*	1,882	322,255
Ultimate Software Group, Inc.*	1,484	303,315
Vantiv, Inc. Cl A*	4,701	264,525
Virtusa Corp.*	6,204	153,115
Western Digital Corp.	1,527	89,284
Workday, Inc.*	1,529	140,194
Xerox Corp.	7,255	73,493
Xura, Inc.*	11,415	285,375
Zendisk, Inc.*	12,223	375,368

		22,950,270

MATERIALS (2.3%)
Ashland Global Holdings, Inc.	4,796	556,096
Axalta Coating Systems Ltd.*	16,061	454,044
Berry Plastics Group, Inc.*	6,089	267,003
Boise Cascade Co.*	7,464	189,586
Crown Hldgs., Inc.*	13,020	743,312
Eastman Chemical Co.	3,233	218,809
Ferro Corp.*	39,912	551,185
Freeport-McMoRan Copper & Gold, Inc.	10,564	114,725
Huntsman Corp.	20,462	332,917
International Paper Co.	4,559	218,741
Kaiser Aluminum Corp.	7,282	629,821
Kraton Corporation Inc.*	12,920	452,717
LSB Industries, Inc.*	4,640	39,811
Olin Corp.	12,657	259,721
Orion Engineered Carbons S.A.	5,247	98,329
Packaging Corp. of America	7,769	631,309

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

PolyOne Corp.	4,415	149,271
RPM International, Inc.	1,005	53,989
Schnitzer Steel Industries, Inc. Cl A	2,664	55,678
U.S. Concrete, Inc.*	6,970	321,073
Vulcan Materials Co.	3,538	402,377

		6,740,514

REAL ESTATE (4.1%)
Agree Realty Corp.*	1,118	55,274
Alexander’s, Inc.	668	280,293
Apartment Investment & Management Co. Cl A	3,528	161,970
AvalonBay Communities, Inc.	1,140	202,738
Brandywine Realty Trust	9,951	155,435
Camden Property Trust	3,103	259,845
CBRE Group, Inc.*	6,297	176,190
Chatham Lodging Trust	12,559	241,761
Chesapeake Lodging Trust	11,604	265,732
Crown Castle Int’l. Corp.	3,175	299,117
CubeSmart	10,411	283,804
DDR Corp.	8,307	144,791
Duke Realty Corp.	35,176	961,360
Easterly Government Pptys.	35,770	682,492
EastGroup Properties, Inc.	1,957	143,957
Equity Lifestyle Properties, Inc.	6,883	531,230
Essex Property Trust, Inc.	1,349	300,422
Extra Space Storage, Inc.	2,879	228,621
FelCor Lodging Trust, Inc.	46,524	299,149
Forest City Realty Trust, Inc. Cl A	21,702	501,967
General Growth Pptys., Inc.	26,847	740,977
Gramercy Property Trust	9,370	90,327
Highwoods Properties, Inc.	9,105	474,553
Host Hotels & Resorts, Inc.	19,931	310,326
Kilroy Realty Corp.	11,302	783,794
Life Storage, Inc.	1,754	156,001
Parkway Properties, Inc.*	10,798	183,674
Pennsylvania REIT	12,810	295,014
ProLogis, Inc.	4,217	225,778
QTS Realty Trust, Inc.	7,452	393,838
Regency Centers Corp.	1,667	129,176
RLJ Lodging Trust	6,213	130,659
Terreno Realty Corp.	24,856	683,789
The GEO Group, Inc.	7,119	169,290
Urstadt Biddle Pptys., Inc. Cl A	7,063	156,940
Vornado Realty Trust	2,794	282,781
Welltower, Inc.	7,964	595,468
Weyerhaeuser Co.	3,385	108,117

		12,086,650

TELECOMMUNICATION SERVICES (0.5%)
ORBCOMM, Inc.*	53,805	551,501
SBA Communications Corp. Cl A*	3,760	421,722
Shenandoah Telecommunications Co.	14,692	399,769

		1,372,992

UTILITIES (2.7%)
Ameren Corp.	4,057	199,523
Atmos Energy Corp.	1,909	142,163
Avista Corp.	9,534	398,426
Black Hills Corp.	3,039	186,048
Chesapeake Utilities Corp.	6,531	398,783
Consolidated Edison, Inc.	3,145	236,819
Edison International	8,587	620,411
Entergy Corp.	2,505	192,209

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Eversource Energy	10,184	551,769
FirstEnergy Corp.	5,416	179,161
Great Plains Energy, Inc.	7,821	213,435
Idacorp, Inc.	5,303	415,119
NiSource, Inc.	17,598	424,288
Northwest Natural Gas Co.	11,432	687,177
NorthWestern Corp.	4,200	241,626
PNM Resources, Inc.	9,904	324,059
Portland General Electric Co.	6,894	293,615
PPL Corp.	6,352	219,589
Public Svc. Enterprise Group, Inc.	5,772	241,674
Sempra Energy	7,890	845,729
Spire, Inc.	1,430	91,148
UGI Corp.	16,374	740,760
Westar Energy, Inc.	2,709	153,736

		7,997,267

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $117,638,298) 45.3%		133,060,237

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.9%)
U.S. Treasury Bill	A-1+	0.25	12/22/16	1,000,000	999,425
U.S. Treasury Bill	A-1+	0.25	12/22/16	700,000	699,597
U.S. Treasury Bill	A-1+	0.25	12/22/16	500,000	499,712
U.S. Treasury Bill	A-1+	0.28	11/10/16	400,000	399,876

					2,598,610

TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $2,598,610) 0.9%					2,598,610

	Shares	Value
ACTIVE ASSETS:
WARRANTS:
FINANCIALS (0.0%) (2)
Easterly Acquisition Corp. - expiring 07/29/2020*	13,042	7,825
Pace Hldgs. Corp. - expiring 10/29/2020*	24,200	10,164

		17,989

TOTAL ACTIVE ASSETS - WARRANTS (Cost: $15,065) 0.0% (2)		17,989

TOTAL ACTIVE ASSETS (Cost: $120,251,973) 46.2%		135,676,836

TOTAL INVESTMENTS (Cost: $227,757,019) 99.3%		291,611,318

OTHER NET ASSETS 0.7%		1,922,360

NET ASSETS 100.0%		$293,533,678

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.4%)
Bassett Furniture Industries, Inc.	172,238	4,004,534
Belmond Ltd.*	110,620	1,405,980
Carmike Cinemas, Inc.*	51,520	1,684,189
CST Brands, Inc.	90,217	4,338,536
Eros International PLC*	116,300	1,781,716
Houghton Mifflin Harcourt Co.*	360,408	4,833,071
Intrawest Resorts Hldgs., Inc.*	111,722	1,812,131
Ruby Tuesday, Inc.*	238,383	595,958
Select Comfort Corp.*	207,943	4,491,569
Unifi, Inc.*	119,415	3,514,383
Vista Outdoor, Inc.*	56,758	2,262,374

		30,724,441

CONSUMER STAPLES (2.6%)
Crimson Wine Group Ltd.*	452,245	3,911,919
Farmer Brothers Co.*	100,975	3,589,661
Vector Group Ltd.	149,687	3,222,760

		10,724,340

ENERGY (4.8%)
Abraxas Petroleum Corp.*	516,901	873,563
Atwood Oceanics, Inc.	75,400	655,226
Carrizo Oil and Gas, Inc.*	59,403	2,412,950
CrossAmerica Partners LP	66,854	1,697,423
Matrix Service Co.*	45,107	846,207
Nabors Industries Ltd.	151,200	1,838,592
Parsley Energy, Inc. Cl A*	30,520	1,022,725
PBF Energy, Inc.	222,631	5,040,366
PDC Energy, Inc.*	42,093	2,822,757
Range Resources Corp.	65,128	2,523,710

		19,733,519

FINANCIALS (30.5%)
Allied World Assurance Co. Hldgs. AG	57,750	2,334,255
American Equity Investment Life Hldg. Co.	136,051	2,412,184
Aspen Insurance Hldgs. Ltd.	75,207	3,503,894
BancFirst Corp.	55,395	4,016,691
Bank of Marin Bancorp	44,619	2,218,903
Banner Corp.	90,519	3,959,301
Brookline Bancorp, Inc.	354,901	4,326,243
Bryn Mawr Bank Corp.	99,818	3,193,178
Charter Financial Corp.	163,182	2,101,784
Colony Capital, Inc. Cl A	234,369	4,272,547
Columbia Banking System, Inc.	34,806	1,138,852
Customers Bancorp, Inc.*	134,265	3,378,107
Dime Community Bancshares	160,018	2,681,902
Eagle Bancorp, Inc.*	55,493	2,737,470
Easterly Acquisition Corp.*	293,383	2,916,227
Ellington Financial LLC	294,864	4,915,383
Enterprise Financial Svcs. Corp.	106,323	3,322,594
First Connecticut Bancorp, Inc.	64,210	1,142,296
First Interstate BancSytem, Inc.	102,633	3,233,966
Flushing Financial Corp.	98,874	2,345,291
Glacier Bancorp, Inc.	109,482	3,122,427
Hanmi Financial Corp.	76,743	2,021,411
Investors Bancorp, Inc.	323,809	3,888,946
iShares Russell 2000 ETF	66,150	8,216,492
iShares Russell 2000 Value ETF	40,690	4,262,278
Janus Capital Group, Inc.	142,678	1,998,919
Marlin Business Svcs. Corp.	154,814	3,000,295
MB Financial, Inc.	64,566	2,456,091

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

NMI Hldgs., Inc. Cl A*	331,771	2,528,095
Northfield Bancorp, Inc.	232,775	3,747,678
Pace Hldgs. Corp.*	273,830	2,697,226
PrivateBancorp, Inc.	107,627	4,942,232
Prosperity Bancshares, Inc.	40,001	2,195,655
Selective Insurance Group, Inc.	83,591	3,331,937
Stock Yards Bancorp, Inc.	194,766	6,419,487
Stonegate Bank	28,070	947,363
SVB Financial Group*	55,744	6,161,942
TriCo Bancshares	54,877	1,469,057
UMB Financial Corp.	32,144	1,910,961

		125,469,560

HEALTH CARE (4.5%)
Albany Molecular Research, Inc.*	95,085	1,569,853
Amsurg Corp.*	42,271	2,834,271
Civitas Solutions, Inc.*	47,688	870,783
Emergent Biosolutions, Inc.*	32,319	1,019,018
Ensign Group, Inc.	42,872	863,013
Harvard Bioscience, Inc.*	203,512	553,553
Kindred Healthcare, Inc.	86,534	884,377
Pacific Biosciences of CA, Inc.*	282,859	2,534,417
Supernus Pharmaceuticals, Inc.*	217,093	5,368,710
Wright Medical Group NV*	76,194	1,869,039

		18,367,034

INDUSTRIALS (11.8%)
Alaska Air Group, Inc.	40,240	2,650,206
Astronics Corp.*	37,590	1,693,430
AZZ, Inc.	103,726	6,770,196
Covenant Transportation Group Cl A*	122,790	2,373,531
Deluxe Corp.	54,645	3,651,379
Encore Wire Corp.	92,067	3,385,304
Kirby Corp.*	43,060	2,676,610
Miller Industries, Inc.	249,665	5,689,865
Mueller Industries, Inc.	314,576	10,198,550
Orbital ATK, Inc.	72,052	5,492,524
Triumph Group, Inc.	57,000	1,589,160
VSE Corp.	69,836	2,373,726

		48,544,481

INFORMATION TECHNOLOGY (11.3%)
Aerohive Networks, Inc.*	243,756	1,484,474
Ambarella, Inc.*	14,550	1,071,026
Anixter International, Inc.*	17,236	1,111,722
Apigee Corp.*	72,054	1,253,740
CalAmp Corp.*	140,983	1,966,713
Callidus Software, Inc.*	19,933	365,771
Cavium, Inc.*	55,237	3,214,793
Cirrus Logic, Inc.*	19,785	1,051,573
Comtech Telecommunications Corp.	142,790	1,829,140
DTS, Inc.	46,150	1,963,221
Fitbit, Inc. Cl A*	76,450	1,134,518
LogMeIn, Inc.	26,548	2,399,674
MaxLinear, Inc. Cl A*	113,870	2,308,145
MKS Instruments, Inc.	61,865	3,076,546
Plexus Corp.*	37,341	1,746,812
Proofpoint, Inc.*	51,513	3,855,748
Richardson Electronics Ltd.	518,914	3,518,237
Rogers Corp.*	30,830	1,883,096
Sequans Communications S.A. ADR*	859,124	1,520,649
Stamps.com, Inc.*	26,210	2,477,107
SYNNEX Corp.	29,146	3,325,850
Virtusa Corp.*	38,030	938,580

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Xura, Inc.*	128,245	3,206,125

		46,703,260

MATERIALS (3.6%)
Boise Cascade Co.*	84,253	2,140,026
Ferro Corp.*	72,619	1,002,868
Kaiser Aluminum Corp.	61,545	5,323,027
Kraton Corporation Inc.*	145,160	5,086,406
LSB Industries, Inc.*	52,030	446,417
Schnitzer Steel Industries, Inc. Cl A	30,033	627,690

		14,626,434

REAL ESTATE (11.2%)
Agree Realty Corp.*	12,514	618,692
Alexander’s, Inc.	4,802	2,014,919
Chatham Lodging Trust	135,200	2,602,600
Chesapeake Lodging Trust	131,874	3,019,915
Easterly Government Pptys.	192,198	3,667,138
EastGroup Properties, Inc.	22,258	1,637,298
Equity Lifestyle Properties, Inc.	44,162	3,408,423
FelCor Lodging Trust, Inc.	545,801	3,509,500
Forest City Realty Trust, Inc. Cl A	236,199	5,463,283
Gramercy Property Trust	105,460	1,016,634
Highwoods Properties, Inc.	103,609	5,400,101
Life Storage, Inc.	20,595	1,831,719
Parkway Properties, Inc.*	120,797	2,054,757
Pennsylvania REIT	148,863	3,428,315
Terreno Realty Corp.	100,021	2,751,578
The GEO Group, Inc.	79,743	1,896,289
Urstadt Biddle Pptys., Inc. Cl A	79,107	1,757,758

		46,078,919

TELECOMMUNICATION SERVICES (1.1%)
ORBCOMM, Inc.*	304,993	3,126,178
Shenandoah Telecommunications Co.	44,820	1,219,552

		4,345,730

UTILITIES (6.0%)
Avista Corp.	102,622	4,288,573
Black Hills Corp.	34,042	2,084,051
Idacorp, Inc.	59,390	4,649,049
Northwest Natural Gas Co.	52,981	3,184,688
NorthWestern Corp.	46,978	2,702,644
PNM Resources, Inc.	110,839	3,626,652
Portland General Electric Co.	74,057	3,154,088
Spire, Inc.	16,170	1,030,676

		24,720,421

TOTAL COMMON STOCKS (Cost: $307,102,890) 94.8%		390,038,139

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.9%)
U.S. Treasury Bill	A-1+	0.31	12/01/16	5,000,000	4,997,416
U.S. Treasury Bill	A-1+	0.32	12/01/16	2,000,000	1,998,898
U.S. Treasury Bill	A-1+	0.32	12/08/16	5,000,000	4,996,930

					11,993,244

COMMERCIAL PAPER (2.9%)
Exxon Mobil Corp.	A-1+	0.49	11/01/16	2,500,000	2,498,945
Pfizer, Inc.†	A-1+	0.45	10/04/16	2,000,000	1,999,925
Piedmont Natural Gas Co.†	A-1	0.50	10/04/16	1,000,000	999,958
Ralph Lauren Corp.†	A-1	0.39	10/03/16	1,300,000	1,299,972
Toyota Motor Credit Corp.	A-1+	0.44	10/21/16	5,000,000	4,998,777

					11,797,577

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,790,821) 5.8%					23,790,821

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
WARRANTS:
FINANCIALS (0.1%)
Easterly Acquisition Corp. - expiring 07/29/2020*	146,691	88,015
Pace Hldgs. Corp. - expiring 10/29/2020*	273,830	115,009

		203,024

TOTAL WARRANTS (Cost: $169,934) 0.1%		203,024

TOTAL INVESTMENTS (Cost: $331,063,645) 100.7%		414,031,984

OTHER NET ASSETS -0.7%		(2,712,331)

NET ASSETS 100.0%		$411,319,653

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.1%)
Belmond Ltd.*	192,575	2,447,628
Bloomin’ Brands, Inc.	222,912	3,843,003
Bright Horizons Family Solutions, Inc.*	23,205	1,552,182
Cooper Tire & Rubber Co.	88,085	3,348,992
CST Brands, Inc.	129,588	6,231,887
Drew Industries, Inc.	38,663	3,789,747
Five Below, Inc.*	120,057	4,837,097
Haverty Furniture Cos., Inc.	245,929	4,928,417
Houghton Mifflin Harcourt Co.*	146,701	1,967,260
HSN, Inc.	68,462	2,724,788
Intrawest Resorts Hldgs., Inc.*	125,849	2,041,271
Lions Gate Entertainment Corp.	221,111	4,420,009
Panera Bread Co. Cl A*	16,133	3,141,418
Popeyes Louisiana Kitchen, Inc.*	23,716	1,260,268
Red Robin Gourmet Burgers, Inc.*	121,519	5,461,064
Select Comfort Corp.*	269,483	5,820,833
Steve Madden Ltd.*	94,424	3,263,293
Thor Industries, Inc.	42,896	3,633,291
Vista Outdoor, Inc.*	99,530	3,967,266

		68,679,714

CONSUMER STAPLES (3.6%)
Casey’s General Stores, Inc.	22,039	2,647,986
Vector Group Ltd.	139,989	3,013,966
Village Super Market, Inc. Cl A	107,478	3,440,371
WD-40 Co.	55,663	6,258,191

		15,360,514

ENERGY (1.3%)
Gulfport Energy Corp.*	83,984	2,372,548
Matador Resources Co.*	126,249	3,072,901

		5,445,449

FINANCIALS (5.3%)
Bank of the Ozarks, Inc.	58,571	2,249,126
FBL Financial Group, Inc. Cl A	51,971	3,324,585
Heritage Financial Corp.	131,037	2,352,114
Investors Bancorp, Inc.	350,144	4,205,229
Pinnacle Financial Partners, Inc.	55,887	3,022,369
Safety Insurance Group, Inc.	61,226	4,115,612
Starwood Property Trust, Inc.	145,899	3,285,645

		22,554,680

HEALTH CARE (20.7%)
Abiomed, Inc.*	30,134	3,874,630
Acadia Healthcare Co., Inc.*	95,433	4,728,705
ACADIA Pharmaceuticals, Inc.*	70,013	2,227,114
Acceleron Pharma, Inc.*	39,245	1,420,277
Acorda Therapeutics, Inc.*	59,170	1,235,470
Agios Pharmaceuticals, Inc.*	15,573	822,566
Alnylam Pharmaceuticals, Inc.*	14,218	963,696
Ani Pharmaceuticals, Inc.*	27,187	1,803,857
Anika Therapeutics, Inc.*	48,250	2,308,763
BioSpecifics Technologies Corp.*	50,850	2,322,320
Catalent, Inc.*	61,107	1,579,005
Cepheid, Inc.*	49,684	2,617,850
DexCom, Inc.*	31,175	2,732,801
Emergent Biosolutions, Inc.*	144,748	4,563,904
Ensign Group, Inc.	91,027	1,832,374
Insulet Corp.*	28,298	1,158,520
Integra LifeSciences Hldgs. Corp.*	15,405	1,271,683
Intersect ENT, Inc.*	100,775	1,596,276
Karyopharm Therapeutics, Inc.*	79,236	770,966
Kite Pharma, Inc.*	26,490	1,479,731
Medicines Co.*	40,844	1,541,453
Neogen Corp.*	43,495	2,433,110
Neurocrine Biosciences, Inc.*	64,455	3,264,001
NuVasive, Inc.*	33,625	2,241,443
Omeros Corp.*	104,606	1,167,403

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Omnicell, Inc.*	137,107	5,251,198
Pacific Biosciences of CA, Inc.*	168,161	1,506,723
Pacira Pharmaceuticals, Inc.*	29,073	994,878
PAREXEL International Corp.*	58,143	4,038,031
Prestige Brands Hldgs., Inc.*	36,070	1,741,099
Prothena Corp. PLC*	24,835	1,489,355
Radius Health, Inc.*	32,884	1,778,696
Repligen Corp.*	43,875	1,324,586
Sorrento Therapeutics, Inc.*	137,696	1,065,767
Supernus Pharmaceuticals, Inc.*	179,870	4,448,185
TESARO, Inc.*	35,629	3,571,451
Ultragenyx Pharmaceutical, Inc.*	29,905	2,121,461
WellCare Health Plans, Inc.*	27,611	3,232,972
West Pharmaceutical Svcs., Inc.	13,220	984,890
Wright Medical Group NV*	113,546	2,785,283

		88,292,493

INDUSTRIALS (13.2%)
Astronics Corp.*	239,912	10,808,035
AZZ, Inc.	87,772	5,728,878
BMC Stock Hldgs., Inc.*	55,989	992,685
Covenant Transportation Group Cl A*	230,319	4,452,066
EnPro Industries, Inc.	91,366	5,191,416
Generac Hldgs., Inc.*	58,718	2,131,463
Healthcare Svcs. Group, Inc.	152,665	6,042,481
John Bean Technologies Corp.	21,015	1,482,608
Mueller Water Products, Inc. Cl A	378,072	4,744,804
Quanex Building Products Corp.	93,425	1,612,516
Sun Hydraulics Corp.	103,070	3,326,069
Teledyne Technologies, Inc.*	37,777	4,077,272
Trex Co., Inc.*	96,992	5,695,370

		56,285,663

INFORMATION TECHNOLOGY (25.5%)
Aerohive Networks, Inc.*	208,159	1,267,688
Ambarella, Inc.*	71,738	5,280,634
Apigee Corp.*	324,253	5,642,002
ARRIS International PLC*	93,220	2,640,923
Belden, Inc.	23,440	1,617,126
CalAmp Corp.*	178,230	2,486,309
Callidus Software, Inc.*	114,054	2,092,891
Cavium, Inc.*	112,266	6,533,881
Cornerstone OnDemand, Inc.*	50,824	2,335,363
DTS, Inc.	74,243	3,158,297
Ellie Mae, Inc.*	9,490	999,297
EPAM Systems, Inc.*	41,555	2,880,177
Euronet Worldwide, Inc.*	32,746	2,679,605
ExlService Hldgs., Inc.*	18,990	946,462
Fair Isaac Corp.	14,395	1,793,473
FARO Technologies, Inc.*	56,662	2,036,999
Fitbit, Inc. Cl A*	87,680	1,301,171
Globant S.A.*	108,960	4,589,395
Imperva, Inc.*	21,775	1,169,535
inContact, Inc.*	122,154	1,707,713
j2 Global, Inc.	37,086	2,470,298
LogMeIn, Inc.	72,057	6,513,232

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Lumentum Hldgs., Inc.*	51,330	2,144,054
MAXIMUS, Inc.	49,419	2,795,139
MaxLinear, Inc. Cl A*	246,914	5,004,947
Monolithic Power Systems, Inc.	60,722	4,888,121
New Relic, Inc.*	97,594	3,739,802
Paycom Software, Inc.*	54,172	2,715,642
Proofpoint, Inc.*	83,061	6,217,116
Rapid7, Inc.*	115,670	2,041,576
Rogers Corp.*	35,176	2,148,550
Science Applications Int’l. Corp.	33,866	2,349,284
Sequans Communications S.A. ADR*	880,597	1,558,657
Take-Two Interactive Software, Inc.*	49,600	2,235,968
Talend S.A. ADR*	82,300	2,152,968
Tyler Technologies, Inc.*	21,993	3,765,861
Virtusa Corp.*	33,049	815,649
Zendisk, Inc.*	66,842	2,052,718

		108,768,523

MATERIALS (4.4%)
Berry Plastics Group, Inc.*	71,672	3,142,817
Ferro Corp.*	395,488	5,461,689
Kaiser Aluminum Corp.	20,805	1,799,424
Olin Corp.	64,780	1,329,286
Orion Engineered Carbons S.A.	62,231	1,166,209
PolyOne Corp.	61,517	2,079,890
U.S. Concrete, Inc.*	81,485	3,753,607

		18,732,922

REAL ESTATE (3.6%)
CubeSmart	122,617	3,342,539
Easterly Government Pptys.	218,327	4,165,679
QTS Realty Trust, Inc.	86,558	4,574,590
Terreno Realty Corp.	123,865	3,407,526

		15,490,334

TELECOMMUNICATION SERVICES (1.6%)
ORBCOMM, Inc.*	313,867	3,217,137
Shenandoah Telecommunications Co.	126,215	3,434,310

		6,651,447

UTILITIES (2.2%)
Chesapeake Utilities Corp.	75,755	4,625,600
Northwest Natural Gas Co.	79,071	4,752,958

		9,378,558

TOTAL COMMON STOCKS (Cost: $351,180,348) 97.5%		415,640,297

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.5%)
U.S. Treasury Bill	A-1+	0.30	11/25/16	2,000,000	1,999,083

COMMERCIAL PAPER (0.7%)
Pfizer, Inc.†	A-1+	0.45	10/04/16	2,000,000	1,999,925
Piedmont Natural Gas Co.†	A-1	0.50	10/04/16	900,000	899,963

					2,899,888

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,898,971) 1.2%					4,898,971

TOTAL INVESTMENTS (Cost: $356,079,319) 98.7%					420,539,268

OTHER NET ASSETS 1.3%					5,895,370

NET ASSETS 100.0%					$426,434,638

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (4.0%)
CST Brands, Inc.	21,146	1,016,911
Dillard’s, Inc. Cl A	2,525	159,100
Liberty Interactive Corp. Ser. A QVC Group*	15,867	317,499
Macy’s, Inc.	12,259	454,196
MSG Networks, Inc.*	10,650	198,197
Ralph Lauren Corp.	4,580	463,221
Taylor Morrison Home Corp. Cl A*	12,243	215,477
Wiley (John) & Sons, Inc. Cl A	12,799	660,556

		3,485,157

CONSUMER STAPLES (4.5%)
Constellation Brands, Inc. Cl A	5,349	890,555
Edgewell Personal Care Co.*	7,185	571,351
Energizer Hldgs., Inc.	7,185	358,963
Ingredion, Inc.	11,357	1,511,162
Vector Group Ltd.	27,270	587,113

		3,919,144

ENERGY (9.4%)
Baker Hughes, Inc.	16,760	845,877
Cheniere Energy, Inc.*	14,100	614,760
Continental Resources, Inc.*	18,110	940,996
Hess Corp.	13,610	729,768
MPLX LP	15,456	523,340
Nabors Industries Ltd.	63,160	768,026
Noble Energy, Inc.	24,278	867,696
PBF Energy, Inc.	49,339	1,117,035
Range Resources Corp.	31,610	1,224,888
Tesoro Corp.	4,019	319,752
Weatherford Int’l. PLC*	37,400	210,188

		8,162,326

FINANCIALS (19.5%)
American Financial Group, Inc.	17,793	1,334,475
Ameriprise Financial, Inc.	15,623	1,558,708
Associated Banc-Corp.	45,648	894,244
Assurant, Inc.	4,612	425,457
BankUnited, Inc.	21,570	651,414
Discover Financial Svcs.	11,275	637,601
Everest Re Group Ltd.	5,652	1,073,710
Fifth Third Bancorp	50,505	1,033,332
Hartford Financial Svcs. Group, Inc.	19,471	833,748
Huntington Bancshares, Inc.	37,018	364,997
iShares Russell Mid-Cap Value ETF	17,010	1,305,858
KeyCorp	93,901	1,142,775
Lincoln National Corp.	19,166	900,419
Progressive Corp.	21,589	680,054
Reinsurance Grp. of America, Inc.	11,258	1,215,189
Starwood Property Trust, Inc.	30,959	697,197
SVB Financial Group*	10,583	1,169,845
Synchrony Financial	14,360	402,080
Voya Financial, Inc.	24,956	719,232

		17,040,335

HEALTH CARE (5.6%)
Acadia Healthcare Co., Inc.*	8,130	402,842
Agilent Technologies, Inc.	14,639	689,351
Boston Scientific Corp.*	41,826	995,459
Centene Corp.*	6,640	444,614
CIGNA Corp.	4,585	597,517
Hill-Rom Hldgs., Inc.	4,710	291,926
Humana, Inc.	3,420	604,964

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Zimmer Biomet Hldgs., Inc.	6,840	889,337

		4,916,010

INDUSTRIALS (11.1%)
Alaska Air Group, Inc.	19,713	1,298,298
AZZ, Inc.	5,666	369,820
Carlisle Cos., Inc.	8,400	861,588
Kirby Corp.*	15,770	980,263
L-3 Communications Hldgs., Inc.	9,725	1,465,849
Old Dominion Freight Line, Inc.*	12,632	866,682
Orbital ATK, Inc.	14,409	1,098,398
Oshkosh Corp.	11,085	620,760
Pitney Bowes, Inc.	19,770	359,023
Snap-on, Inc.	2,169	329,601
Triumph Group, Inc.	24,145	673,163
United Rentals, Inc.*	9,986	783,801

		9,707,246

INFORMATION TECHNOLOGY (11.9%)
Analog Devices, Inc.	9,350	602,608
ARRIS International PLC*	35,010	991,833
Avnet, Inc.	16,581	680,816
Broadcom Ltd.	8,864	1,529,217
CA, Inc.	22,075	730,241
Cavium, Inc.*	11,720	682,104
Computer Sciences Corp.	10,991	573,840
F5 Networks, Inc.*	1,733	216,001
Fidelity Nat’l. Information Svcs., Inc.	11,447	881,762
Fitbit, Inc. Cl A*	33,040	490,314
Harris Corp.	8,677	794,900
NXP Semiconductors NV*	2,420	246,864
SS&C Technologies Hldgs., Inc.	10,680	343,362
Stamps.com, Inc.*	5,560	525,476
Symantec Corp.	16,070	403,357
Western Digital Corp.	6,475	378,593
Xerox Corp.	30,762	311,619

		10,382,907

MATERIALS (6.8%)
Ashland Global Holdings, Inc.	3,630	420,899
Crown Hldgs., Inc.*	25,339	1,446,604
Eastman Chemical Co.	13,709	927,825
Freeport-McMoRan Copper & Gold, Inc.	44,790	486,419
International Paper Co.	19,330	927,453
Packaging Corp. of America	18,921	1,537,520
RPM International, Inc.	4,262	228,955

		5,975,675

REAL ESTATE (13.5%)
Alexander’s, Inc.	1,034	433,866
Apartment Investment & Management Co. Cl A	14,959	686,768
AvalonBay Communities, Inc.	4,730	841,183
Brandywine Realty Trust	42,191	659,023
DDR Corp.	34,590	602,904
Duke Realty Corp.	46,529	1,271,638
Equity Lifestyle Properties, Inc.	12,468	962,280
General Growth Pptys., Inc.	27,431	757,096
Host Hotels & Resorts, Inc.	44,839	698,143
Kilroy Realty Corp.	7,941	550,708

ProLogis, Inc.	17,883	957,456
Regency Centers Corp.	7,070	547,854
RLJ Lodging Trust	26,344	554,014
Vornado Realty Trust	11,850	1,199,338
Welltower, Inc.	8,403	628,292
Weyerhaeuser Co.	14,356	458,531

		11,809,094

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

UTILITIES (10.2%)
Ameren Corp.	17,204	846,093
Atmos Energy Corp.	7,919	589,728
Consolidated Edison, Inc.	13,337	1,004,276
Edison International	12,108	874,803
Entergy Corp.	10,621	814,949
Eversource Energy	9,997	541,637
FirstEnergy Corp.	22,966	759,715
Great Plains Energy, Inc.	33,163	905,018
PPL Corp.	26,935	931,143
Public Svc. Enterprise Group, Inc.	24,476	1,024,810
Westar Energy, Inc.	11,270	639,573

		8,931,745

TOTAL COMMON STOCKS (Cost: $70,997,360) 96.5%		84,329,639

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill	A-1+	0.30	11/25/16	200,000	199,908

COMMERCIAL PAPER (3.3%)
Piedmont Natural Gas Co.†	A-1	0.55	10/04/16	1,500,000	1,499,931
Ralph Lauren Corp.†	A-1	0.39	10/03/16	1,400,000	1,399,970

					2,899,901

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,099,809) 3.5%					3,099,809

TOTAL INVESTMENTS (Cost: $74,097,169) 100.0.%					87,429,448

OTHER NET ASSETS -0.0% (2)					(18,975)

NET ASSETS 100.0%					$87,410,473

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.3%)
Aaron’s, Inc.	47,239	1,200,815
Abercrombie & Fitch Co. Cl A	48,990	778,451
AMC Networks, Inc. Cl A*	41,953	2,175,683
American Eagle Outfitters, Inc.	125,269	2,237,304
Ascena Retail Group, Inc.*	119,894	670,206
Big Lots, Inc.	31,682	1,512,816
Brinker International, Inc.	40,115	2,022,999
Brunswick Corp.	65,039	3,172,602
Buffalo Wild Wings, Inc.*	13,021	1,832,576
Cabela’s, Inc.*	37,280	2,047,790
Cable One, Inc.	3,291	1,921,944
CalAtlantic Group, Inc.	54,077	1,808,335
Carter’s, Inc.	36,401	3,156,331
Cheesecake Factory, Inc.	32,299	1,616,888
Chico’s FAS, Inc.	95,321	1,134,320
Churchill Downs, Inc.	9,270	1,356,665
Cinemark Hldgs., Inc.	75,407	2,886,580
Cracker Barrel Old Country Store, Inc.	17,343	2,293,091
CST Brands, Inc.	53,912	2,592,628
Dana Hldg. Corp.	105,696	1,647,801
Deckers Outdoor Corp.*	23,105	1,375,903
Devry Education Group Inc.	42,539	980,949
Dick’s Sporting Goods, Inc.	63,543	3,604,159
Domino’s Pizza, Inc.	34,849	5,291,821
Dunkin’ Brands Group, Inc.	65,035	3,387,023
Fossil Group, Inc.*	28,123	780,976
GameStop Corp. Cl A	75,203	2,074,851
Gentex Corp.	204,069	3,583,452
Graham Hldgs. Co. Cl B	3,227	1,553,381
Guess?, Inc.	42,729	624,271
Helen of Troy Ltd.*	20,018	1,724,951
HSN, Inc.	23,848	949,150
International Speedway Corp. Cl A	19,188	641,263
Jack in the Box, Inc.	23,761	2,279,630
Kate Spade & Co.*	91,935	1,574,847
KB Home	57,066	919,904
Live Nation Entertainment, Inc.*	94,966	2,609,666
Meredith Corp.	27,116	1,409,761
Murphy USA, Inc.*	26,195	1,869,275
New York Times Co. Cl A	87,576	1,046,533
NVR, Inc.*	2,592	4,250,543
Office Depot, Inc.	385,696	1,376,935
Panera Bread Co. Cl A*	16,006	3,116,688
Penney (J.C.) Co., Inc.*	222,253	2,049,173
Polaris Industries, Inc.	41,991	3,251,783
Pool Corp.	29,688	2,806,110
Restoration Hardware Hldgs., Inc.*	27,447	949,117
Sally Beauty Hldgs., Inc.*	104,166	2,674,983
Service Corp. International	139,151	3,693,068
Skechers U.S.A., Inc. Cl A*	93,706	2,145,867
Sotheby’s	34,183	1,299,638
Tempur Sealy Int’l., Inc.*	36,860	2,091,436
Texas Roadhouse, Inc.	46,781	1,825,862
The Wendy’s Co.	148,758	1,606,586
Thor Industries, Inc.	33,868	2,868,620
Time, Inc.	72,565	1,050,741
Toll Brothers, Inc.*	109,965	3,283,555
TRI Pointe Group, Inc.*	103,734	1,367,214
Tupperware Brands Corp.	35,640	2,329,787
Vista Outdoor, Inc.*	41,959	1,672,486

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Wiley (John) & Sons, Inc. Cl A	32,728	1,689,092
Williams-Sonoma, Inc.	58,516	2,988,997

		126,735,872

CONSUMER STAPLES (4.1%)
Avon Products, Inc.	309,255	1,750,383
Boston Beer Co., Inc. Cl A*	6,542	1,015,711
Casey’s General Stores, Inc.	27,911	3,353,507
Dean Foods Co.	65,348	1,071,707
Edgewell Personal Care Co.*	42,418	3,373,079
Energizer Hldgs., Inc.	44,774	2,236,909
Flowers Foods, Inc.	132,142	1,997,987
Hain Celestial Group, Inc.*	74,836	2,662,665
Ingredion, Inc.	52,502	6,985,916
Lancaster Colony Corp.	13,968	1,845,033
Post Hldgs., Inc.*	46,469	3,586,013
Snyder’s-Lance, Inc.	60,385	2,027,728
Sprouts Farmers Market, Inc.*	101,598	2,097,999
Tootsie Roll Industries, Inc.	11,583	426,602
TreeHouse Foods, Inc.*	40,738	3,551,946
United Natural Foods, Inc.*	35,647	1,427,306
WhiteWave Foods Co. Cl A*	127,691	6,950,221

		46,360,712

ENERGY (3.8%)
CONSOL Energy, Inc.	129,043	2,477,626
Denbury Resources, Inc.*	304,925	984,908
Diamond Offshore Drilling, Inc.	47,602	838,271
Dril-Quip, Inc.*	27,604	1,538,647
Energen Corp.	69,337	4,002,132
Ensco PLC Cl A	220,186	1,871,581
Gulfport Energy Corp.*	91,035	2,571,739
HollyFrontier Corp.	127,506	3,123,897
Nabors Industries Ltd.	197,936	2,406,902
Noble Corp. PLC	177,849	1,127,563
Oceaneering Int’l., Inc.	68,329	1,879,731
Oil States International, Inc.*	37,673	1,189,337
Patterson-UTI Energy, Inc.	107,501	2,404,797
QEP Resources, Inc.	171,521	3,349,805
Rowan Companies PLC Cl A	86,167	1,306,292
SM Energy Co.	63,132	2,435,633
Superior Energy Services, Inc.	112,225	2,008,828
Western Refining, Inc.	58,104	1,537,432
World Fuel Services Corp.	50,050	2,315,313
WPX Energy, Inc.*	248,565	3,278,572

		42,649,006

FINANCIALS (14.7%)
Alexander & Baldwin, Inc.	34,392	1,321,341
Alleghany Corp.*	11,156	5,857,123
American Financial Group, Inc.	51,950	3,896,250
Aspen Insurance Hldgs. Ltd.	43,236	2,014,365
Associated Banc-Corp.	105,114	2,059,183
BancorpSouth, Inc.	63,002	1,461,646
Bank of Hawaii Corp.	30,381	2,206,268
Bank of the Ozarks, Inc.	63,836	2,451,302
Berkley (W.R.) Corp.	70,115	4,049,842
Brown & Brown, Inc.	80,769	3,045,799
Cathay General Bancorp	52,866	1,627,215
CBOE Holdings, Inc.	57,735	3,744,115
Chemical Financial Corp.	50,646	2,235,008
CNO Financial Group, Inc.	126,420	1,930,433
Commerce Bancshares, Inc.	59,162	2,914,320
Cullen/Frost Bankers, Inc.	40,085	2,883,715
East West Bancorp, Inc.	104,858	3,849,337
Eaton Vance Corp.	81,204	3,171,016
Endurance Specialty Hldgs. Ltd.	46,423	3,038,385

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Everest Re Group Ltd.	29,935	5,686,752
FactSet Research Systems, Inc.	28,948	4,692,471
Federated Investors, Inc. Cl B	67,256	1,992,795
First American Financial Corp.	77,763	3,054,531
First Horizon National Corp.	163,574	2,491,232
FNB Corp.	150,603	1,852,417
Fulton Financial Corp.	127,238	1,847,496
Genworth Financial, Inc.*	366,724	1,818,951
Hancock Hldg. Co.	57,383	1,860,931
Hanover Insurance Group, Inc.	31,275	2,358,761
International Bancshares Corp.	40,416	1,203,588
Janus Capital Group, Inc.	100,897	1,413,567
Kemper Corp.	35,396	1,391,771
MarketAxess Hldgs., Inc.	26,660	4,414,629
MB Financial, Inc.	51,098	1,943,768
Mercury General Corp.	25,948	1,423,248
MSCI, Inc. Cl A	67,700	5,682,738
New York Community Bancorp, Inc.	346,571	4,931,705
Old Republic Int’l. Corp.	176,789	3,115,022
PacWest Bancorp	85,422	3,665,458
Primerica, Inc.	32,725	1,735,407
PrivateBancorp, Inc.	57,149	2,624,282
Prosperity Bancshares, Inc.	50,645	2,779,904
Raymond James Financial, Inc.	90,767	5,283,547
Reinsurance Grp. of America, Inc.	46,210	4,987,907
RenaissanceRe Hldgs. Ltd.	29,943	3,597,951
SEI Investments Co.	96,768	4,413,588
Signature Bank*	38,849	4,601,664
SLM Corp.*	315,859	2,359,467
Stifel Financial Corp.*	48,207	1,853,559
SVB Financial Group*	36,871	4,075,720
Synovus Financial Corp.	89,117	2,898,976
TCF Financial Corp.	126,180	1,830,872
Trustmark Corp.	46,925	1,293,253
Umpqua Hldgs. Corp.	155,944	2,346,957
Valley National Bancorp	183,477	1,785,231
Waddell & Reed Financial, Inc. Cl A	60,171	1,092,705
Washington Federal, Inc.	65,608	1,750,421
Webster Financial Corp.	65,517	2,490,301
WisdomTree Investments, Inc.	79,707	820,185

		165,220,391

HEALTH CARE (7.9%)
Abiomed, Inc.*	28,464	3,659,901
Akorn, Inc.*	63,776	1,738,534
Align Technology, Inc.*	53,804	5,044,125
Allscripts Healthcare Solutions, Inc.*	131,924	1,737,439
Amsurg Corp.*	39,184	2,627,287
Bio-Rad Laboratories, Inc. Cl A*	14,798	2,424,060
Bio-Techne Corp.	26,730	2,926,935
Catalent, Inc.*	89,355	2,308,933
Charles River Laboratories Int’l., Inc.*	34,387	2,865,813
Community Health Systems, Inc.*	78,610	907,159
Halyard Health, Inc.*	34,368	1,191,195
Hill-Rom Hldgs., Inc.	43,245	2,680,325
IDEXX Laboratories, Inc.*	64,023	7,217,314
LifePoint Health, Inc.*	29,939	1,773,287
LivaNova PLC*	32,136	1,931,695
MEDNAX, Inc.*	66,033	4,374,686
Molina Healthcare, Inc.*	30,487	1,778,002
NuVasive, Inc.*	36,398	2,426,291
Owens & Minor, Inc.	44,416	1,542,568
PAREXEL International Corp.*	37,987	2,638,197
Prestige Brands Hldgs., Inc.*	38,897	1,877,558
ResMed, Inc.	101,639	6,585,191

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

STERIS PLC	61,546	4,499,013
Teleflex, Inc.	31,525	5,297,776
Tenet Healthcare Corp.*	55,591	1,259,692
United Therapeutics Corp.*	31,078	3,669,690
VCA Inc.*	57,500	4,023,850
WellCare Health Plans, Inc.*	31,909	3,736,225
West Pharmaceutical Svcs., Inc.	52,330	3,898,585

		88,641,326

INDUSTRIALS (14.0%)
AECOM*	111,447	3,313,319
AGCO Corp.	47,856	2,360,258
Avis Budget Group, Inc.*	62,418	2,135,320
B/E Aerospace, Inc.	72,103	3,724,841
Carlisle Cos., Inc.	46,581	4,777,813
CEB, Inc.	23,823	1,297,639
CLARCOR, Inc.	34,741	2,258,165
Clean Harbors, Inc.*	37,336	1,791,381
Copart, Inc.*	70,591	3,780,854
Crane Co.	35,372	2,228,790
Curtiss-Wright Corp.	32,505	2,961,531
Deluxe Corp.	35,264	2,356,340
Donaldson Co., Inc.	94,287	3,519,734
Dycom Industries, Inc.*	23,175	1,895,252
EMCOR Group, Inc.	43,887	2,616,543
EnerSys	31,418	2,173,811
Esterline Technologies Corp.*	21,409	1,627,940
FTI Consulting, Inc.*	30,932	1,378,330
GATX Corp.	28,597	1,273,996
Genesee & Wyoming, Inc. Cl A*	40,937	2,822,606
Graco, Inc.	39,399	2,915,526
Granite Construction, Inc.	28,045	1,394,958
HNI Corp.	32,376	1,288,565
Hubbell, Inc.	36,673	3,951,149
Huntington Ingalls Industries, Inc.	33,826	5,189,585
IDEX Corp.	54,567	5,105,834
ITT, Inc.	64,577	2,314,440
JetBlue Airways Corp*	235,259	4,055,865
Joy Global, Inc.	70,080	1,944,019
KBR, Inc.	106,044	1,604,446
Kennametal, Inc.	58,956	1,710,903
Kirby Corp.*	38,259	2,378,179
KLX, Inc.*	38,343	1,349,674
Landstar System, Inc.	30,451	2,073,104
Lennox International, Inc.	28,082	4,409,716
Lincoln Electric Hldgs., Inc.	45,876	2,872,755
Manpowergroup, Inc.	48,857	3,530,407
Miller (Herman), Inc.	43,151	1,234,119
MSA Safety, Inc.	21,766	1,263,299
MSC Industrial Direct Co., Inc. Cl A	31,414	2,306,102
Nordson Corp.	37,961	3,782,054
NOW, Inc.*	78,260	1,677,112
Old Dominion Freight Line, Inc.*	49,607	3,403,536
Orbital ATK, Inc.	42,688	3,254,106
Oshkosh Corp.	53,352	2,987,712
Regal Beloit Corp.	32,017	1,904,691
Rollins, Inc.	70,172	2,054,636
Smith (A.O.) Corp.	53,137	5,249,404
Teledyne Technologies, Inc.*	24,592	2,654,215
Terex Corp.	75,803	1,926,154
Timken Co.	50,236	1,765,293
Toro Co.	156,772	7,343,200
Trinity Industries, Inc.	109,477	2,647,154
Triumph Group, Inc.	36,592	1,020,185
Valmont Industries, Inc.	16,010	2,154,466

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Wabtec Corp.	65,412	5,340,890
Watsco, Inc.	18,180	2,561,562
Werner Enterprises, Inc.	31,436	731,516
Woodward, Inc.	39,490	2,467,335

		158,112,329

INFORMATION TECHNOLOGY (17.3%)
3D Systems Corp.*	79,978	1,435,605
ACI Worldwide, Inc.*	82,163	1,592,319
Acxiom Corp.*	56,862	1,515,372
Advanced Micro Devices, Inc.*	530,276	3,664,207
ANSYS, Inc.*	62,751	5,811,370
ARRIS International PLC*	137,216	3,887,329
Arrow Electronics, Inc.*	64,828	4,147,047
Avnet, Inc.	92,544	3,799,857
Belden, Inc.	30,261	2,087,706
Broadridge Financial Solutions, Inc.	84,495	5,727,916
Brocade Communications Systems, Inc.	284,981	2,630,375
Cadence Design Systems, Inc.*	210,268	5,368,142
CDK Global, Inc.	108,650	6,232,164
Ciena Corp.*	96,491	2,103,504
Cirrus Logic, Inc.*	44,960	2,389,624
Cognex Corp	60,512	3,198,664
CommVault Systems, Inc.*	30,653	1,628,594
Computer Sciences Corp.	99,891	5,215,309
comScore, Inc.*	30,447	933,505
Convergys Corp.	70,196	2,135,362
CoreLogic, Inc.*	62,651	2,457,172
Cree, Inc.*	71,643	1,842,658
Cypress Semiconductor Corp.	234,207	2,847,957
Diebold, Inc.	52,827	1,309,581
DST Systems, Inc.	23,395	2,758,738
Fair Isaac Corp.	22,158	2,760,665
Fortinet, Inc.*	105,388	3,891,979
Gartner, Inc.*	59,470	5,260,122
Henry (Jack) & Associates, Inc.	56,438	4,828,271
Ingram Micro, Inc. Cl A	108,108	3,855,131
Integrated Device Technology, Inc.*	97,321	2,248,115
InterDigital, Inc.	24,220	1,918,224
Intersil Corp. Cl A	98,555	2,161,311
IPG Photonics Corp.*	26,236	2,160,535
j2 Global, Inc.	34,534	2,300,310
Jabil Circuit, Inc.	138,631	3,024,928
Keysight Technologies, Inc.*	123,820	3,923,856
Knowles Corp.*	60,555	850,798
Leidos Hldgs., Inc.	100,775	4,361,542
Lexmark International, Inc. Cl A	44,381	1,773,465
Manhattan Associates, Inc.*	50,856	2,930,323
MAXIMUS, Inc.	45,944	2,598,593
Mentor Graphics Corp.	78,330	2,071,045
Microsemi Corp.*	81,359	3,415,451
Monolithic Power Systems, Inc.	27,043	2,176,962
National Instruments Corp.	75,175	2,134,970
NCR Corp.*	88,489	2,848,461
NetScout Systems, Inc.*	66,160	1,935,180
NeuStar, Inc. Cl A*	40,957	1,089,047
Plantronics, Inc.	23,831	1,238,259
PTC, Inc.*	81,684	3,619,418
Rackspace Hosting, Inc.*	78,303	2,481,422
Science Applications Int’l. Corp.	32,076	2,225,112
Silicon Laboratories, Inc.*	30,766	1,809,041
Synaptics, Inc.*	25,423	1,489,279
SYNNEX Corp.	21,175	2,416,279
Synopsys, Inc.*	109,027	6,470,752
Tech Data Corp.*	24,793	2,100,215

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Teradyne, Inc.	144,076	3,109,160
Trimble Navigation Ltd.*	179,495	5,126,377
Tyler Technologies, Inc.*	23,648	4,049,247
Ultimate Software Group, Inc.*	20,828	4,257,035
VeriFone Systems, Inc.*	79,582	1,252,621
ViaSat, Inc.*	32,554	2,430,156
Vishay Intertechnology, Inc.	93,884	1,322,826
WebMD Health Corp.*	28,615	1,422,166
WEX, Inc.*	28,092	3,036,464
Zebra Technologies Corp. Cl A*	38,177	2,657,501

		195,752,691

MATERIALS (7.0%)
Allegheny Technologies, Inc.	81,603	1,474,566
AptarGroup, Inc.	45,384	3,513,175
Ashland Global Holdings, Inc.	44,553	5,165,920
Bemis Co., Inc.	68,817	3,510,355
Cabot Corp.	45,155	2,366,574
Carpenter Technology Corp.	32,984	1,360,920
Commercial Metals Co.	85,684	1,387,224
Compass Minerals Int’l., Inc.	24,360	1,795,332
Domtar Corp.	45,268	1,680,801
Eagle Materials, Inc.	34,709	2,683,006
Greif, Inc. Cl A	18,062	895,695
Louisiana-Pacific Corp.*	100,726	1,896,671
Minerals Technologies, Inc.	24,622	1,740,529
NewMarket Corp.	6,673	2,864,852
Olin Corp.	120,795	2,478,713
Packaging Corp. of America	67,780	5,507,803
PolyOne Corp.	61,067	2,064,675
Reliance Steel & Aluminum Co.	51,493	3,709,041
Royal Gold, Inc.	46,821	3,625,350
RPM International, Inc.	95,371	5,123,330
Scotts Miracle-Gro Co. Cl A	32,036	2,667,638
Sensient Technologies Corp.	32,841	2,489,348
Silgan Hldgs., Inc.	30,273	1,531,511
Sonoco Products Co.	71,869	3,796,839
Steel Dynamics, Inc.	173,413	4,333,591
United States Steel Corp.	120,568	2,273,912
Valspar Corp.	52,736	5,593,708
Worthington Industries, Inc.	31,885	1,531,437

		79,062,516

REAL ESTATE (11.4%)
Alexandria Real Estate Equities, Inc.	56,033	6,094,709
American Campus Communities, Inc.	94,100	4,786,867
Camden Property Trust	63,233	5,295,131
Care Capital Pptys., Inc.	60,920	1,736,220
Communications Sales & Leasing*	96,120	3,019,129
Corporate Office Pptys. Trust	67,238	1,906,197
Corrections Corp. of America	85,526	1,186,246
DCT Industrial Trust, Inc.	63,767	3,095,888
Douglas Emmett, Inc.	104,390	3,823,806
Duke Realty Corp.	253,812	6,936,682
Education Realty Trust, Inc.	53,109	2,291,122
EPR Properties	46,178	3,636,056
Equity One, Inc.	64,717	1,980,987
First Industrial Realty Trust, Inc.	82,299	2,322,478
Healthcare Realty Trust	83,675	2,849,971
Highwoods Properties, Inc.	71,656	3,734,711
Hospitality Properties Trust	117,200	3,483,184
Jones Lang LaSalle, Inc.	31,981	3,639,118
Kilroy Realty Corp.	65,690	4,555,602
Lamar Advertising Co. Cl A	59,884	3,911,024
LaSalle Hotel Pptys.	82,790	1,976,197
Liberty Property Trust	106,667	4,304,013

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Life Storage, Inc.	33,882	3,013,465
Mack-Cali Realty Corp.	65,196	1,774,635
Medical Properties Trust, Inc.	210,964	3,115,938
Mid-America Apt. Communities, Inc.	54,645	5,136,084
National Retail Pptys., Inc.	106,219	5,401,236
Omega Healthcare Investors, Inc.	138,977	4,926,735
Post Properties, Inc.	38,034	2,515,188
Potlatch Corp.	29,570	1,149,977
Rayonier, Inc.	86,475	2,295,047
Regency Centers Corp.	75,643	5,861,576
Senior Housing Pptys. Trust	169,534	3,850,117
Tanger Factory Outlet Centers, Inc.	69,693	2,715,239
Taubman Centers, Inc.	43,375	3,227,534
Urban Edge Pptys.	67,063	1,887,153
Washington Prime Group Inc	136,150	1,685,537
Weingarten Realty Investors	83,588	3,258,260

		128,379,059

TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.	66,990	1,820,788

UTILITIES (5.4%)
Aqua America, Inc.	128,740	3,923,995
Atmos Energy Corp.	74,136	5,520,908
Black Hills Corp.	38,500	2,356,970
Great Plains Energy, Inc.	150,978	4,120,190
Hawaiian Electric Industries, Inc.	79,177	2,363,433
Idacorp, Inc.	36,269	2,839,137
MDU Resources Group, Inc.	140,511	3,574,600
National Fuel Gas Co.	62,000	3,352,340
New Jersey Resources Corp.	61,407	2,017,834
NorthWestern Corp.	34,933	2,009,695
OGE Energy Corp.	144,946	4,583,193
ONE Gas, Inc.	37,208	2,300,943
PNM Resources, Inc.	56,953	1,863,502
Southwest Gas Corp.	34,224	2,390,889
Talen Energy Corp.*	61,910	857,454
UGI Corp.	125,117	5,660,293
Vectren Corp.	59,284	2,976,057
Westar Energy, Inc.	102,005	5,788,784
WGL Hldgs., Inc.	36,536	2,290,807

		60,791,024

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $882,748,665) 97.1%		1,093,525,714

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.2%)
U.S. Treasury Bill (1)	A-1+	0.25	10/20/16	2,000,000	1,999,731
U.S. Treasury Bill (1)	A-1+	0.30	12/29/16	5,000,000	4,996,291
U.S. Treasury Bill (1)	A-1+	0.31	12/01/16	2,000,000	1,998,949
U.S. Treasury Bill (1)	A-1+	0.32	12/08/16	5,000,000	4,996,930

					13,991,901

COMMERCIAL PAPER (1.7%)
Pfizer, Inc.†	A-1+	0.45	10/04/16	8,000,000	7,999,700
Piedmont Natural Gas Co.†	A-1	0.55	10/04/16	5,000,000	4,999,771
Ralph Lauren Corp.†	A-1	0.39	10/03/16	1,000,000	999,978
Toyota Motor Credit Corp.	A-1+	0.44	10/21/16	5,000,000	4,998,778

					18,998,227

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $32,990,128) 2.9%					32,990,128

TOTAL INVESTMENTS (Cost: $915,738,793) 100.0%					1,126,515,842

OTHER NET ASSETS -0.0% (2)					(481,568)

NET ASSETS 100.0%					$1,126,034,274

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (95.4%)
iShares Core MSCI EAFE ETF	72,931	4,021,415
iShares Core MSCI Europe ETF	393,284	16,270,159
iShares Core MSCI Pacific ETF	177,010	9,000,959
iShares Edge MSCI Emerging Markets ETF	179,014	9,677,497
iShares MSCI EAFE ETF	2,228,411	131,765,942
iShares MSCI EAFE Growth ETF	410,328	28,058,229
iShares MSCI EAFE Small-Cap ETF	177,935	9,330,911
iShares MSCI EAFE Value ETF	595,783	27,501,343
Vanguard FTSE Developed Markets ETF	2,129,980	79,682,552
Vanguard FTSE Europe ETF	424,630	20,692,220
Vanguard FTSE Pacific ETF	220,480	13,356,678

		349,357,905

TOTAL COMMON STOCKS (Cost: $354,542,194) 95.4%		349,357,905

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.9%)
U.S. Treasury Bill	A-1+	0.25	12/22/16	2,000,000	1,998,850
U.S. Treasury Bill	A-1+	0.28	11/10/16	5,000,000	4,998,444
U.S. Treasury Bill	A-1+	0.28	12/01/16	1,200,000	1,199,420
U.S. Treasury Bill	A-1+	0.29	11/17/16	3,000,000	2,998,864
U.S. Treasury Bill	A-1+	0.30	11/25/16	3,000,000	2,998,625

					14,194,203

COMMERCIAL PAPER (2.1%)
Piedmont Natural Gas Co.†	A-1	0.50	10/04/16	2,000,000	1,999,917
Piedmont Natural Gas Co.†	A-1	0.55	10/04/16	2,000,000	1,999,908
Ralph Lauren Corp.†	A-1	0.39	10/03/16	3,600,000	3,599,922

					7,599,747

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $21,793,950) 6.0%					21,793,950

TOTAL INVESTMENTS (Cost: $376,336,144) 101.4%					371,151,855

OTHER NET ASSETS -1.4%					(5,147,788)

NET ASSETS 100.0%					$366,004,067

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (6.1%)
Amazon.com, Inc.*	2,472	2,069,830
CBS Corp. Cl B	22,604	1,237,343
D.R. Horton, Inc.	23,289	703,328
Ford Motor Co.	67,294	812,239
Genuine Parts Co.	10,269	1,031,521
Lowe’s Cos., Inc.	19,011	1,372,784
PVH Corp.	8,078	892,619
Ross Stores, Inc.	13,848	890,426
Starbucks Corp.	17,525	948,804
Whirlpool Corp.	7,543	1,223,173

		11,182,067

CONSUMER STAPLES (4.4%)
Dr. Pepper Snapple Group, Inc.	13,583	1,240,264
J.M. Smucker Co.	7,166	971,280
PepsiCo, Inc.	15,862	1,725,310
Reynolds American, Inc.	15,649	737,850
Sysco Corp.	20,176	988,826
Tyson Foods, Inc. Cl A	11,505	859,078
Walgreens Boots Alliance, Inc.	18,983	1,530,409

		8,053,017

ENERGY (5.0%)
Chevron Corp.	19,290	1,985,327
Cimarex Energy Co.	6,835	918,419
National Oilwell Varco, Inc.	22,930	842,448
Noble Energy, Inc.	17,960	641,890
Occidental Petroleum Corp.	12,633	921,198
Range Resources Corp.	14,784	572,880
Schlumberger Ltd.	19,564	1,538,513
Valero Energy Corp.	19,005	1,007,265
Williams Cos., Inc.	24,555	754,575

		9,182,515

FINANCIALS (7.5%)
American Int’l. Group, Inc.	26,523	1,573,875
Capital One Financial Corp.	17,849	1,282,094
Discover Financial Svcs.	18,597	1,051,660
Fifth Third Bancorp	33,314	681,604
JPMorgan Chase & Co.	39,445	2,626,643
KeyCorp	47,228	574,765
MetLife, Inc.	31,497	1,399,412
Morgan Stanley	26,990	865,299
Northern Trust Corp.	15,035	1,022,230
PNC Financial Svcs. Grp., Inc.	10,429	939,549
SunTrust Banks, Inc.	15,200	665,760
U.S. Bancorp	22,257	954,603

		13,637,494

HEALTH CARE (9.3%)
AbbVie, Inc.	21,891	1,380,665
Aetna, Inc.	10,616	1,225,617
Amgen, Inc.	11,103	1,852,091
Baxter International, Inc.	21,907	1,042,773
Becton, Dickinson & Co.	7,607	1,367,206
Gilead Sciences, Inc.	18,549	1,467,597
McKesson Corp.	7,271	1,212,439
Merck & Co., Inc.	24,015	1,498,776
PerkinElmer, Inc.	14,010	786,101
Pfizer, Inc.	68,279	2,312,610
Quest Diagnostics, Inc.	12,389	1,048,481
UnitedHealth Group, Inc.	12,630	1,768,200

		16,962,556

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

INDUSTRIALS (4.9%)
Boeing Co.	12,374	1,630,151
Delta Air Lines, Inc.	20,088	790,664
Eaton Corp. PLC	17,659	1,160,373
FedEx Corp.	8,047	1,405,650
Ingersoll-Rand PLC	18,181	1,235,217
Lockheed Martin Corp.	4,531	1,086,171
Northrop Grumman Corp.	4,523	967,696
Robinson (C.H.) Worldwide, Inc.	10,324	727,429

		9,003,351

INFORMATION TECHNOLOGY (13.3%)
Accenture Ltd. Cl A	8,047	983,102
Alphabet, Inc. Cl A*	1,950	1,567,917
Apple, Inc.	40,199	4,544,497
Applied Materials, Inc.	40,966	1,235,125
CA, Inc.	40,316	1,333,653
Cisco Systems, Inc.	61,742	1,958,456
Citrix Systems, Inc.*	7,179	611,794
HP, Inc.	59,258	920,277
Intel Corp.	58,527	2,209,394
Lam Research Corp.	9,403	890,558
Microsoft Corp.	66,030	3,803,328
Oracle Corp.	45,021	1,768,425
Paychex, Inc.	17,242	997,795
QUALCOMM, Inc.	19,217	1,316,365

		24,140,686

MATERIALS (1.6%)
Eastman Chemical Co.	9,293	628,950
Freeport-McMoRan Copper & Gold, Inc.	36,443	395,771
International Paper Co.	23,547	1,129,785
LyondellBasell Inds. NV Cl A	10,156	819,183

		2,973,689

REAL ESTATE (1.8%)
American Tower Corp.	9,145	1,036,403
Boston Properties, Inc.	3,913	533,303
Iron Mountain, Inc.	17,038	639,436
ProLogis, Inc.	10,521	563,294
SL Green Realty Corp	4,400	475,640

		3,248,076

TELECOMMUNICATION SERVICES (1.2%)
CenturyLink, Inc.	20,671	567,006
Verizon Communications, Inc.	32,200	1,673,756

		2,240,762

UTILITIES (1.1%)
CenterPoint Energy, Inc.	20,976	487,272
FirstEnergy Corp.	14,928	493,818
NextEra Energy, Inc.	9,031	1,104,672

		2,085,762

TOTAL COMMON STOCKS (Cost: $85,854,758) 56.2%		102,709,975

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.2%)
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	503,887
U.S. Treasury Note	AA+	1.50	08/15/26	300,000	297,082
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	751,289
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	517,774
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	784,102

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

U.S. Treasury Strip	AA+	0.00	11/15/21	7,050,000	6,609,585
U.S. Treasury Strip	AA+	0.00	08/15/28	6,000,000	4,799,796
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,282,443

					18,545,958

U.S. GOVERNMENT AGENCIES (11.1%)
MORTGAGE-BACKED OBLIGATIONS (10.8%)
FHARM	AA+	2.76	02/01/36	29,789	31,475
FHARM	AA+	2.90	04/01/37	46,167	49,107
FHARM	AA+	2.93	05/01/37	31,046	32,405
FHARM	AA+	4.54	09/01/39	31,843	33,576
FHARM	AA+	5.84	03/01/37	8,171	8,545
FHLMC	AA+	2.50	09/01/27	276,680	286,959
FHLMC	AA+	3.00	06/01/27	168,704	177,408
FHLMC	AA+	3.00	08/01/27	180,717	189,981
FHLMC	AA+	3.00	10/15/37	248,121	257,478
FHLMC	AA+	3.00	11/01/42	254,325	266,649
FHLMC	AA+	3.00	04/01/43	288,630	303,040
FHLMC	AA+	3.50	01/01/43	385,122	407,712
FHLMC	AA+	3.50	06/01/45	383,148	407,854
FHLMC	AA+	3.50	07/01/45	446,988	478,783
FHLMC	AA+	4.00	02/01/25	43,257	45,796
FHLMC	AA+	4.00	03/01/41	186,298	200,577
FHLMC	AA+	4.00	07/01/41	223,963	244,006
FHLMC	AA+	4.00	11/01/42	149,171	161,893
FHLMC	AA+	4.00	01/01/43	288,921	314,628
FHLMC	AA+	4.00	01/01/44	265,943	287,533
FHLMC	AA+	4.00	06/01/45	377,449	408,660
FHLMC	AA+	4.50	08/01/34	40,779	44,699
FHLMC	AA+	4.50	08/15/35	46,714	50,371
FHLMC	AA+	4.50	02/01/44	256,185	280,650
FHLMC	AA+	5.00	02/01/26	23,795	26,349
FHLMC	AA+	5.00	10/01/40	284,376	316,322
FHLMC	AA+	5.50	07/01/32	46,058	52,108
FHLMC	AA+	5.50	05/01/33	58,624	66,131
FHLMC	AA+	5.50	06/01/37	109,718	125,129
FHLMC	AA+	6.00	03/15/32	43,206	48,119
FHLMC Strip	AA+	3.00	01/15/43	349,611	364,563
FNMA	AA+	2.41	05/01/43	377,693	388,844
FNMA	AA+	3.00	06/01/33	347,952	365,982
FNMA	AA+	3.00	09/01/33	296,741	311,741
FNMA	AA+	3.00	12/01/42	344,910	355,091
FNMA	AA+	3.00	02/01/43	198,838	206,845
FNMA	AA+	3.00	03/01/43	387,547	405,799
FNMA	AA+	3.00	09/01/43	395,784	412,242
FNMA	AA+	3.50	03/25/28	286,850	305,277
FNMA	AA+	3.50	08/01/38	266,178	281,325
FNMA	AA+	3.50	10/01/41	164,742	174,011
FNMA	AA+	3.50	11/01/41	303,723	321,697
FNMA	AA+	3.50	12/01/41	288,128	304,274
FNMA	AA+	3.50	04/01/42	420,453	445,304
FNMA	AA+	3.50	04/01/42	345,708	365,754
FNMA	AA+	3.50	08/01/42	333,134	352,754
FNMA	AA+	3.50	10/01/42	297,476	315,046
FNMA	AA+	3.50	01/01/44	115,112	119,369
FNMA	AA+	4.00	05/01/19	18,299	18,886
FNMA	AA+	4.00	07/25/26	399,383	441,190
FNMA	AA+	4.00	01/01/31	208,371	225,667
FNMA	AA+	4.00	11/01/40	204,993	220,759
FNMA	AA+	4.00	05/01/41	215,133	234,344
FNMA	AA+	4.00	11/01/45	474,404	514,523
FNMA	AA+	4.50	05/01/18	10,861	11,135

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

FNMA	AA+	4.50	05/01/30	71,735	78,729
FNMA	AA+	4.50	04/01/31	94,790	104,067
FNMA	AA+	4.50	08/01/33	33,608	36,815
FNMA	AA+	4.50	09/01/33	76,392	83,680
FNMA	AA+	4.50	06/01/34	60,680	66,572
FNMA	AA+	4.50	08/01/35	47,516	52,049
FNMA	AA+	4.50	12/01/35	50,289	55,121
FNMA	AA+	4.50	05/01/39	73,710	81,650
FNMA	AA+	4.50	05/01/39	114,335	126,007
FNMA	AA+	4.50	05/01/40	106,751	118,044
FNMA	AA+	5.00	04/01/18	28,235	29,014
FNMA	AA+	5.00	06/01/33	79,521	88,723
FNMA	AA+	5.00	10/01/33	80,759	91,132
FNMA	AA+	5.00	11/01/33	53,767	60,410
FNMA	AA+	5.00	11/01/33	208,652	231,549
FNMA	AA+	5.00	03/01/34	28,783	32,056
FNMA	AA+	5.00	04/01/34	51,245	57,822
FNMA	AA+	5.00	09/01/35	29,553	32,820
FNMA	AA+	5.00	11/25/35	110,310	122,102
FNMA	AA+	5.00	08/01/37	245,860	273,647
FNMA	AA+	5.00	05/01/39	101,136	112,279
FNMA	AA+	5.00	06/01/40	55,649	62,022
FNMA	AA+	5.50	04/01/17	766	771
FNMA	AA+	5.50	05/01/17	169	170
FNMA	AA+	5.50	03/01/34	14,484	16,417
FNMA	AA+	5.50	05/01/34	187,440	212,767
FNMA	AA+	5.50	07/01/34	54,454	61,890
FNMA	AA+	5.50	09/01/34	25,822	29,330
FNMA	AA+	5.50	09/01/34	81,687	92,840
FNMA	AA+	5.50	10/01/34	36,332	41,323
FNMA	AA+	5.50	02/01/35	42,516	48,371
FNMA	AA+	5.50	02/01/35	68,356	78,387
FNMA	AA+	5.50	08/01/35	24,440	27,634
FNMA	AA+	5.50	08/01/37	12,689	14,284
FNMA	AA+	5.50	11/01/38	13,335	14,238
FNMA	AA+	5.50	06/01/48	20,838	22,781
FNMA	AA+	6.00	03/01/17	237	238
FNMA	AA+	6.00	05/01/23	23,020	26,448
FNMA	AA+	6.00	04/01/32	8,668	9,923
FNMA	AA+	6.00	05/01/32	15,460	17,897
FNMA	AA+	6.00	04/01/33	106,295	124,339
FNMA	AA+	6.00	05/01/33	50,916	58,343
FNMA	AA+	6.00	06/01/34	25,419	29,491
FNMA	AA+	6.00	09/01/34	15,394	17,828
FNMA	AA+	6.00	10/01/34	39,585	45,788
FNMA	AA+	6.00	11/01/34	13,477	15,427
FNMA	AA+	6.00	12/01/36	43,681	50,633
FNMA	AA+	6.00	01/01/37	46,580	54,083
FNMA	AA+	6.00	04/01/37	14,667	15,877
FNMA	AA+	6.00	05/01/37	10,114	10,844
FNMA	AA+	6.00	06/01/37	16,144	17,224
FNMA	AA+	6.00	10/25/44	100,576	119,569
FNMA	AA+	6.00	02/25/47	91,851	104,248
FNMA	AA+	6.00	12/25/49	55,966	64,280
FNMA	AA+	6.50	03/01/17	486	487
FNMA	AA+	6.50	05/01/17	311	312
FNMA	AA+	6.50	06/01/17	1,478	1,485
FNMA	AA+	6.50	05/01/32	24,931	28,717
FNMA	AA+	6.50	05/01/32	11,395	13,125
FNMA	AA+	6.50	07/01/32	4,027	4,638
FNMA	AA+	6.50	07/01/34	31,120	35,846

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

FNMA	AA+	6.50	05/01/37	50,874	54,771
FNMA	AA+	6.50	09/01/37	14,722	16,958
FNMA	AA+	7.00	09/01/31	16,269	18,425
FNMA	AA+	7.00	04/01/32	6,752	7,498
FNMA	AA+	7.50	06/01/31	6,064	7,185
FNMA	AA+	7.50	02/01/32	6,186	7,429
FNMA	AA+	7.50	06/01/32	5,164	6,168
FNMA	AA+	8.00	04/01/32	1,573	1,679
FNMA Strip	AA+	3.00	08/25/42	307,623	320,665
GNMA (3)	AA+	3.50	09/20/33	22,535	22,629
GNMA (3)	AA+	4.00	08/15/41	227,977	248,181
GNMA (3)	AA+	4.00	01/15/42	262,112	283,203
GNMA (3)	AA+	4.00	03/20/42	159,671	171,142
GNMA (3)	AA+	4.00	08/20/42	189,653	203,831
GNMA (3)	AA+	4.50	04/20/31	102,519	111,769
GNMA (3)	AA+	4.50	10/15/40	194,778	220,519
GNMA (3)	AA+	4.50	10/20/43	378,051	416,366
GNMA (3)	AA+	5.00	10/15/24	210,993	238,429
GNMA (3)	AA+	5.00	04/15/39	156,753	178,607
GNMA (3)	AA+	5.00	06/20/39	203,581	224,541
GNMA (3)	AA+	5.00	11/15/39	107,934	120,914
GNMA (3)	AA+	6.50	04/15/31	2,823	3,255
GNMA (3)	AA+	6.50	10/15/31	3,574	4,268
GNMA (3)	AA+	6.50	12/15/31	1,559	1,798
GNMA (3)	AA+	6.50	05/15/32	7,484	8,631
GNMA (3)	AA+	7.00	05/15/31	3,203	3,873
GNMA (3)	AA+	7.00	05/15/32	708	733
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	171,184	188,820

					19,683,255

NON-MORTGAGE-BACKED OBLIGATIONS (0.3%)
FHLMC	AA+	0.00	11/29/19	500,000	477,646

CORPORATE DEBT (17.0%)
CONSUMER DISCRETIONARY (3.3%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	108,307
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	270,000	298,159
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	269,010
Coach, Inc.	BBB-	4.25	04/01/25	100,000	104,499
Dollar General Corp.	BBB	3.25	04/15/23	300,000	309,725
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	281,900
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	300,000	323,250
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	300,000	310,355
Kohl’s Corp.	BBB	3.25	02/01/23	250,000	251,680
Kohl’s Corp.	BBB	4.00	11/01/21	100,000	106,994
Lowe’s Cos., Inc.	A-	3.12	04/15/22	300,000	318,292
Macy’s Retail Hldgs., Inc.	BBB	2.88	02/15/23	216,000	211,111
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	26,077
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	366,800
Mattel, Inc.	BBB	3.15	03/15/23	350,000	356,988
NVR, Inc.	BBB+	3.95	09/15/22	300,000	319,457
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	107,122
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	273,657
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	300,000	318,883
Staples, Inc.	BBB-	4.38	01/12/23	275,000	283,439
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	382,907
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	347,806
Wynn Las Vegas LLC	BB+	5.38	03/15/22	300,000	310,875

					5,987,293

CONSUMER STAPLES (1.0%)
Edgewell Personal Care Co.	BB+	4.70	05/19/21	275,000	290,020
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	273,525

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	428,343
Sysco Corp.	BBB+	2.60	06/12/22	300,000	305,685
Sysco Corp.	BBB+	3.75	10/01/25	100,000	107,605
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	300,000	325,829

					1,731,007

ENERGY (1.6%)
Cameron International Corp.	AA-	4.50	06/01/21	300,000	320,019
Energen Corp.	BB	4.63	09/01/21	250,000	246,250
EQT Corp.	BBB	4.88	11/15/21	210,000	229,941
FMC Technologies, Inc.	BBB	2.00	10/01/17	250,000	249,030
Marathon Oil Corp.	BBB-	2.80	11/01/22	350,000	324,157
Murphy Oil Corp.	BBB-	2.50	12/01/17	200,000	203,470
Noble Corp.	BB+	7.50	03/15/19	800,000	808,000
Rowan Companies PLC	BB	4.88	06/01/22	300,000	253,500
Seacor Hldgs., Inc.	B	7.38	10/01/19	250,000	250,000

					2,884,367

FINANCIALS (3.2%)
Aflac, Inc.	A-	4.00	02/15/22	300,000	329,385
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	331,952
American Express Co.	BBB	3.63	12/05/24	250,000	260,163
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	250,000	273,852
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	285,396
Block Financial LLC	BBB	5.25	10/01/25	350,000	377,615
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	333,838
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	250,040
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	104,004
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	255,363
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	323,259
First Republic Bank	A-	2.38	06/17/19	150,000	151,128
First Tennessee Bank	BBB-	2.95	12/01/19	350,000	354,709
Lincoln National Corp.	A-	4.00	09/01/23	250,000	266,485
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	278,364
Pacific LifeCorp.†	A-	6.00	02/10/20	100,000	110,948
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	300,000	307,511
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	280,010
Signet UK Finance PLC	BBB-	4.70	06/15/24	250,000	240,702
Synchrony Financial	BBB-	3.70	08/04/26	400,000	397,152
Unum Group	BBB	4.00	03/15/24	150,000	154,807
Voya Financial, Inc.	BBB	3.65	06/15/26	250,000	248,876

					5,915,559

HEALTH CARE (1.8%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	322,186
Anthem, Inc.	A	4.35	08/15/20	250,000	271,241
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	218,858
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	250,000	269,511
Owens & Minor, Inc.	BBB	3.88	09/15/21	400,000	413,270
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	330,634
Pfizer, Inc.	AA	6.05	03/30/17	300,000	307,520
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	166,210
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	271,999
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	375,000	398,841
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	258,618

					3,228,888

INDUSTRIALS (1.3%)
Crane Co.	BBB	2.75	12/15/18	350,000	356,810
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	400,000	406,508
Equifax, Inc.	BBB+	3.30	12/15/22	300,000	315,278
Harsco Corp.	BB-	5.75	05/15/18	250,000	253,500
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	209,083
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	272,996
Pentair PLC	BBB-	5.00	05/15/21	250,000	260,971

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Pitney Bowes, Inc.	BBB	5.25	01/15/37	250,000	249,942

					2,325,088

INFORMATION TECHNOLOGY (1.4%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	386,902
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	317,220
eBay, Inc.	BBB+	2.88	08/01/21	325,000	334,674
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	403,526
Ingram Micro, Inc.	BBB-	5.00	08/10/22	200,000	205,651
Ingram Micro, Inc.	BBB-	5.25	09/01/17	100,000	102,880
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	379,050
Symantec Corp.	BBB-	4.20	09/15/20	350,000	364,875
Tech Data Corp.	BBB-	3.75	09/21/17	100,000	101,792

					2,596,570

MATERIALS (1.2%)
Alcoa, Inc.	BBB-	6.75	07/15/18	250,000	269,375
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	300,000	273,000
Methanex Corp.	BB+	3.25	12/15/19	250,000	247,178
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	264,363
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	164,660
Southern Copper Corp.	BBB	3.50	11/08/22	100,000	100,728
Teck Resources Ltd.	B+	4.75	01/15/22	300,000	294,000
Valspar Corp.	BBB	3.95	01/15/26	350,000	369,447
Vulcan Materials Co.	BBB	7.00	06/15/18	250,000	269,375

					2,252,126

REAL ESTATE (1.1%)
American Tower Corp.	BBB-	4.50	01/15/18	250,000	259,291
Government Pptys. Income Trust	BBB-	3.75	08/15/19	350,000	358,575
Healthcare Realty Trust	BBB	3.75	04/15/23	250,000	256,382
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	271,404
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	250,000	265,778
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	100,000	105,055
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	200,000	222,050
Welltower, Inc.	BBB	6.13	04/15/20	250,000	283,192

					2,021,727

TELECOMMUNICATION SERVICES (0.4%)
AT&T, Inc.	BBB+	3.00	06/30/22	350,000	359,838
Verizon Communications, Inc.	BBB+	4.50	09/15/20	325,000	356,645

					716,483

UTILITIES (0.7%)
Constellation Energy	BBB-	5.15	12/01/20	340,000	378,065
Entergy Corp.	BBB	5.13	09/15/20	250,000	277,427
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	269,864
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	108,102
SCANA Corp.	BBB	4.13	02/01/22	300,000	313,607

					1,347,065

TOTAL LONG-TERM DEBT SECURITIES (Cost: $65,713,025) 38.3%					69,713,032

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.1%)
U.S. Treasury Bill	A-1+	0.28	12/01/16	1,000,000	999,517
U.S. Treasury Bill	A-1+	0.28	12/01/16	1,000,000	999,517

					1,999,034

COMMERCIAL PAPER (3.3%)
Ralph Lauren Corp.†	A-1	0.39	10/03/16	600,000	599,987
Ralph Lauren Corp.†	A-1	0.39	10/03/16	500,000	499,989
Toyota Motor Credit Corp.	A-1+	0.75	12/07/16	2,500,000	2,496,509
Toyota Motor Credit Corp.	A-1+	0.75	12/07/16	1,500,000	1,497,905
Toyota Motor Credit Corp.	A-1+	0.75	12/07/16	1,000,000	998,603

					6,092,993

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,092,027) 4.4%	8,092,027

TOTAL INVESTMENTS (Cost: $159,659,810) 98.9%	180,515,034

OTHER NET ASSETS 1.1%	2,045,868

NET ASSETS 100.0%	$182,560,902

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.5%)	14,764,420	21,678,863
Equity Index Fund (20.5%)	4,330,084	14,569,672
Mid-Cap Equity Index Fund (5.0%)	1,757,270	3,548,206
Mid-Term Bond Fund (41.0%)	27,580,289	29,155,813
Money Market Fund (3.0%)	1,783,904	2,134,780

TOTAL INVESTMENTS (Cost: $70,399,904) 100.0%		71,087,334

OTHER NET ASSETS -0.0% (2)		(272)

NET ASSETS 100.0%		$71,087,062

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.5%)	4,547,833	6,677,665
Equity Index Fund (24.0%)	1,797,182	6,047,078
International Fund (3.0%)	997,002	753,214
Mid-Cap Equity Index Fund (7.5%)	934,467	1,886,837
Mid-Term Bond Fund (36.0%)	8,585,473	9,075,917
Money Market Fund (3.0%)	632,818	757,288

TOTAL INVESTMENTS (Cost: $24,463,144) 100.0%		25,197,999

OTHER NET ASSETS -0.0% (2)		(97)

NET ASSETS 100.0%		$25,197,902

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.5%)	25,514,363	37,463,199
Equity Index Fund (27.0%)	11,788,236	39,664,526
International Fund (6.0%)	11,625,324	8,782,688
Mid-Cap Equity Index Fund (9.5%)	6,901,468	13,935,161
Mid-Term Bond Fund (30.0%)	41,711,823	44,094,611
Small Cap Growth Fund (1.0%)	1,141,944	1,462,185
Small Cap Value Fund (1.0%)	954,959	1,462,306

TOTAL INVESTMENTS (Cost: $138,783,872) 100.0%		146,864,676

OTHER NET ASSETS -0.0% (2)		(1,448)

NET ASSETS 100.0%		$146,863,228

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.0%)	69,015,537	101,336,756
Equity Index Fund (31.5%)	37,939,238	127,656,239
International Fund (8.0%)	42,764,633	32,307,782
Mid-Cap Equity Index Fund (11.5%)	23,046,693	46,534,937
Mid-Term Bond Fund (19.8%)	75,768,396	80,096,665
Small Cap Growth Fund (2.0%)	6,301,132	8,068,190
Small Cap Value Fund (2.2%)	5,926,927	9,075,762

TOTAL INVESTMENTS (Cost: $380,766,844) 100.0%		405,076,331

OTHER NET ASSETS -0.0% (2)		(1,415)

NET ASSETS 100.0%		$405,074,916

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.8%)	75,964,162	111,539,547
Equity Index Fund (36.5%)	50,937,099	171,390,860
International Fund (9.0%)	55,746,878	42,115,595
Mid-Cap Equity Index Fund (15.5%)	35,990,029	72,669,590
Mid-Term Bond Fund (9.0%)	40,004,248	42,289,491
Small Cap Growth Fund (3.0%)	10,950,958	14,021,989
Small Cap Value Fund (3.2%)	9,920,305	15,190,726

TOTAL INVESTMENTS (Cost: $433,419,618) 100.0%		469,217,798

OTHER NET ASSETS -0.0% (2)		(1,568)

NET ASSETS 100.0%		$469,216,230

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.5%)	61,382,863	90,129,563
Equity Index Fund (39.0%)	44,446,410	149,551,279
International Fund (10.0%)	50,582,723	38,214,185
Mid-Cap Equity Index Fund (17.5%)	33,185,354	67,006,507
Small Cap Growth Fund (5.0%)	14,905,033	19,084,926
Small Cap Value Fund (5.0%)	12,464,405	19,086,445

TOTAL INVESTMENTS (Cost: $350,458,469) 100.0%		383,072,905

OTHER NET ASSETS -0.0% (2)		(1,270)

NET ASSETS 100.0%		$383,071,635

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.5%)	34,118,535	50,096,860
Equity Index Fund (40.0%)	38,415,562	129,258,955
International Fund (12.0%)	51,150,176	38,642,884
Mid-Cap Equity Index Fund (20.5%)	32,759,493	66,146,625
Small Cap Growth Fund (6.0%)	15,072,544	19,299,413
Small Cap Value Fund (6.0%)	12,604,491	19,300,954

TOTAL INVESTMENTS (Cost: $294,745,230) 100.0%		322,745,691

OTHER NET ASSETS -0.0% (2)		(1,057)

NET ASSETS 100.0%		$322,744,634

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (12.5%)	22,317,211	32,768,762
Equity Index Fund (37.7%)	29,408,094	98,951,030
International Fund (13.0%)	44,944,779	33,954,837
Mid-Cap Equity Index Fund (20.8%)	26,896,577	54,308,466
Small Cap Growth Fund (8.0%)	16,301,017	20,872,393
Small Cap Value Fund (8.0%)	13,631,824	20,874,085

TOTAL INVESTMENTS (Cost: $238,735,838) 100.0%		261,729,573

OTHER NET ASSETS -0.0% (2)		(888)

NET ASSETS 100.0%		$261,728,685

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.0%)	23,122,142	33,950,658
Equity Index Fund (35.3%)	32,329,676	108,781,438
International Fund (14.0%)	56,986,210	43,051,884
Mid-Cap Equity Index Fund (21.7%)	33,192,529	67,020,993
Small Cap Growth Fund (9.0%)	21,590,703	27,645,492
Small Cap Value Fund (9.0%)	18,055,347	27,647,719

TOTAL INVESTMENTS (Cost: $276,387,302) 100.0%		308,098,184

OTHER NET ASSETS -0.0% (2)		(1,028)

NET ASSETS 100.0%		$308,097,156

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.0%)	8,605,510	12,635,625
Equity Index Fund (34.0%)	14,177,488	47,703,773
International Fund (15.0%)	27,770,662	20,980,152
Mid-Cap Equity Index Fund (22.0%)	15,267,332	30,827,171
Small Cap Growth Fund (10.0%)	10,909,133	13,968,436
Small Cap Value Fund (10.0%)	9,122,757	13,969,459

TOTAL INVESTMENTS (Cost: $140,877,432) 100.0%		140,084,616

OTHER NET ASSETS -0.0% (2)		(314)

NET ASSETS 100.0%		$140,084,302

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (29.7%)	27,559,976	40,466,809
Equity Index Fund (25.7%)	10,393,046	34,970,054
International Fund (5.1%)	9,157,288	6,918,139
Mid-Cap Equity Index Fund (5.2%)	3,522,952	7,113,401
Mid-Term Bond Fund (34.3%)	44,256,726	46,784,891

TOTAL INVESTMENTS (Cost: $130,504,141) 100.0%		136,253,294

OTHER NET ASSETS -0.0% (2)		(108)

NET ASSETS 100.0%		$136,253,186

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (24.5%)	56,701,818	83,256,301
Equity Index Fund (35.5%)	35,939,126	120,926,352
International Fund (10.0%)	45,229,010	34,169,567
Mid-Cap Equity Index Fund (15.5%)	26,109,038	52,718,299
Mid-Term Bond Fund (14.5%)	46,824,306	49,499,144

TOTAL INVESTMENTS (Cost: $300,319,477) 100.0%		340,569,663

OTHER NET ASSETS -0.0% (2)		(206)

NET ASSETS 100.0%		$340,569,457

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (19.3%)	34,103,212	50,074,360
Equity Index Fund (35.0%)	27,034,005	90,962,804
International Fund (14.8%)	51,006,893	38,534,636
Mid-Cap Equity Index Fund (20.3%)	26,196,599	52,895,099
Small Cap Growth Fund (5.4%)	10,897,188	13,953,141
Small Cap Value Fund (5.2%)	8,754,135	13,404,996

TOTAL INVESTMENTS (Cost: $217,544,420) 100.0%		259,825,036

OTHER NET ASSETS -0.0% (2)		(167)

NET ASSETS 100.0%		$259,824,869

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (20.2%)
U.S. Treasury Bill	A-1+	0.17	12/22/16	400,000	399,802
U.S. Treasury Bill	A-1+	0.18	01/05/17	900,000	899,358
U.S. Treasury Bill	A-1+	0.22	10/27/16	1,000,000	999,841
U.S. Treasury Bill	A-1+	0.22	12/22/16	600,000	599,704
U.S. Treasury Bill	A-1+	0.25	11/03/16	1,000,000	999,775
U.S. Treasury Bill	A-1+	0.27	11/10/16	1,000,000	999,700
U.S. Treasury Bill	A-1+	0.28	11/10/16	600,000	599,813
U.S. Treasury Bill	A-1+	0.28	11/10/16	500,000	499,847
U.S. Treasury Bill	A-1+	0.30	11/25/16	500,000	499,769
U.S. Treasury Bill	A-1+	0.31	10/20/16	1,200,000	1,199,804
U.S. Treasury Bill	A-1+	0.31	10/20/16	600,000	599,903
U.S. Treasury Bill	A-1+	0.31	12/01/16	2,000,000	1,999,509
U.S. Treasury Bill	A-1+	0.32	12/15/16	1,200,000	1,199,968
U.S. Treasury Bill	A-1+	0.32	12/29/16	1,000,000	999,356

					12,496,149

U.S. GOVERNMENT AGENCIES (12.5%)
FHLB	A-1+	0.29	10/07/16	1,000,000	999,952
FHLB	A-1+	0.28	10/11/16	1,120,000	1,119,911
FHLB	A-1+	0.22	10/19/16	949,000	948,896
FHLB	A-1+	0.30	11/04/16	700,000	699,802
FHLB	A-1+	0.29	11/14/16	1,450,000	1,449,477
FHLB	A-1+	0.26	11/18/16	1,000,000	999,710
FHLB	A-1+	0.26	11/23/16	1,500,000	1,499,426

					7,717,174

COMMERCIAL PAPER (67.3%)
Air Products & Chemicals†	A-1	0.47	11/01/16	1,000,000	999,595
Apple, Inc.†	A-1+	0.46	11/07/16	1,400,000	1,399,338
Apple, Inc.†	A-1+	0.48	11/18/16	800,000	799,488
Chevron Corp.†	A-1+	0.40	10/17/16	500,000	499,911
Disney (Walt) Co.†	A-1	0.41	10/14/16	1,500,000	1,499,778
Emerson Electric Co.†	A-1	0.45	10/17/16	1,500,000	1,499,700
Emerson Electric Co.†	A-1	0.45	10/26/16	800,000	799,750
GE Capital Treasury LLC	A-1+	0.47	11/14/16	1,400,000	1,399,196
Hershey Co.†	A-1	0.41	10/04/16	1,400,000	1,399,952
Hershey Co.†	A-1	0.43	10/18/16	800,000	799,838
Honeywell International†	A-1	0.48	10/12/16	2,300,000	2,299,662
Illinois Tool Works, Inc.†	A-1	0.41	10/19/16	1,900,000	1,899,610
Intercontinental Exchange, Inc.†	A-1	0.46	10/18/16	1,800,000	1,799,609
J.P. Morgan Securities LLC	A-1	0.70	11/10/16	500,000	499,611
J.P. Morgan Securities LLC	A-1	0.70	11/18/16	1,000,000	999,066
Microsoft Corp.†	A-1+	0.46	10/06/16	2,300,000	2,299,853
National Rural Utilities	A-1	0.43	10/24/16	900,000	899,753
National Rural Utilities	A-1	0.42	10/25/16	1,000,000	999,720
NIKE, Inc.†	A-1+	0.37	10/21/16	2,000,000	1,999,589
Novartis Finance Corp.†	A-1+	0.40	11/09/16	595,000	594,742
Novartis Finance Corp.†	A-1+	0.53	11/10/16	1,100,000	1,099,352
PepsiCo, Inc.†	A-1	0.38	10/18/16	510,000	509,908
Pfizer, Inc.†	A-1+	0.45	10/03/16	1,500,000	1,499,962
Pfizer, Inc.†	A-1+	0.45	10/12/16	798,000	797,890
QUALCOMM, Inc.†	A-1+	0.40	10/26/16	1,250,000	1,249,653
QUALCOMM, Inc.†	A-1+	0.46	11/08/16	1,000,000	999,514
San Diego Gas & Electric Co.†	A-1	0.55	11/21/16	1,500,000	1,498,831
Simon Ppty. Group LP†	A-1	0.49	10/06/16	1,700,000	1,699,884
Simon Ppty. Group LP†	A-1	0.50	10/19/16	300,000	299,925
Toyota Motor Credit Corp.	A-1+	0.62	10/13/16	2,400,000	2,399,505
Unilever Capital Corp.†	A-1	0.45	10/11/16	2,300,000	2,299,712
United Parcel Service, Inc.†	A-1	0.46	11/03/16	2,000,000	1,999,157

					41,741,054

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $61,953,157) 100.0%					61,954,377

TOTAL INVESTMENTS (Cost: $61,953,157) 100.0%					61,954,377

OTHER NET ASSETS 0.0% (2)					13,596

NET ASSETS 100.0%					$61,967,973

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (33.0%)
U.S. Treasury Note	AA+	1.38	06/30/23	18,000,000	17,968,356
U.S. Treasury Note	AA+	1.38	09/30/23	23,500,000	23,410,957
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	3,052,734
U.S. Treasury Note	AA+	1.50	02/28/23	13,000,000	13,101,049
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,619,884
U.S. Treasury Note	AA+	1.63	05/15/26	10,000,000	10,013,280
U.S. Treasury Note	AA+	1.75	09/30/19	3,000,000	3,074,766
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,593,517
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	15,392,580
U.S. Treasury Note	AA+	1.88	05/31/22	11,000,000	11,355,355
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,774,215
U.S. Treasury Strip	AA+	0.00	08/15/18	50,000,000	49,289,195

					163,645,888

U.S. GOVERNMENT AGENCIES (7.2%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	2,766	2,994
FHLMC	AA+	8.00	09/01/18	16	16

					3,010

NON-MORTGAGE-BACKED OBLIGATIONS (7.2%)
FHLMC	AA+	0.00	11/29/19	13,500,000	12,896,442
FNMA	AA+	0.00	10/09/19	23,000,000	22,077,240
Tennessee Valley Auth. Strip	AA+	0.00	11/01/20	900,000	845,572

					35,819,254

CORPORATE DEBT (58.9%)
CONSUMER DISCRETIONARY (9.2%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	537,783
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	270,769
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	1,500,000	1,656,440
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	320,055
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	753,228
Brinker International, Inc.	BB+	2.60	05/15/18	2,000,000	2,000,000
Carnival Corp.	BBB+	1.88	12/15/17	2,000,000	2,015,744
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,080,942
Dollar General Corp.	BBB	4.13	07/15/17	962,000	983,718
Expedia, Inc.	BBB-	5.95	08/15/20	2,000,000	2,255,202
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	2,000,000	2,155,000
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,133,168
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	2,000,000	2,069,036
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	56,714
Kohl’s Corp.	BBB	3.25	02/01/23	700,000	704,704
Kohl’s Corp.	BBB	4.00	11/01/21	1,325,000	1,417,669
Marriott International, Inc.	BBB	3.00	03/01/19	1,200,000	1,234,112
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	840,787
Mattel, Inc.	BBB	1.70	03/15/18	2,000,000	2,006,188
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	525,000	568,125
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,129,714
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,142,448
O’Reilly Automotive, Inc.	BBB+	4.63	09/15/21	281,000	309,442
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	2,000,000	2,087,312
Staples, Inc.	BBB-	2.75	01/12/18	2,000,000	2,015,802
Starwood Hotels & Resorts	BBB	3.13	02/15/23	2,000,000	2,044,090

Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,188,038
Viacom, Inc.	BBB-	3.25	03/15/23	2,000,000	1,987,464
Whirlpool Corp.	BBB	2.40	03/01/19	1,445,000	1,476,284
Wyndham Worldwide Corp.	BBB-	2.95	03/01/17	2,160,000	2,169,871
Wynn Las Vegas LLC	BB+	5.38	03/15/22	2,000,000	2,072,500

					45,682,349

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

CONSUMER STAPLES (3.7%)
Beam Suntory, Inc.	BBB	1.75	06/15/18	2,000,000	2,004,452
ConAgra Foods, Inc.	BBB-	1.90	01/25/18	2,000,000	2,011,728
Dr. Pepper Snapple Group, Inc.	BBB+	2.60	01/15/19	150,000	153,791
Edgewell Personal Care Co.	BB+	4.70	05/19/21	2,000,000	2,109,236
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,162,512
General Mills, Inc.	BBB+	2.20	10/21/19	775,000	790,874
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	300,878
Kroger Co.	BBB	2.95	11/01/21	2,000,000	2,085,138
Mead Johnson Nutrition Co.	BBB-	4.90	11/01/19	3,075,000	3,375,587
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	1,070,857
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	2,058,962

					18,124,015

ENERGY (4.3%)
Cameron International Corp.	AA-	3.60	04/30/22	214,000	221,673
Diamond Offshore Drilling, Inc.	BBB	3.45	11/01/23	1,500,000	1,311,075
Energen Corp.	BB	4.63	09/01/21	2,000,000	1,970,000
EQT Corp.	BBB	4.88	11/15/21	1,250,000	1,368,699
FMC Technologies, Inc.	BBB	2.00	10/01/17	2,000,000	1,992,240
Kinder Morgan, Inc.	BBB-	3.05	12/01/19	2,000,000	2,043,722
Marathon Oil Corp.	BBB-	2.80	11/01/22	2,000,000	1,852,328
Murphy Oil Corp.	BBB-	2.50	12/01/17	2,000,000	2,034,696
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,126,616
Pioneer Natural Resources Co.	BBB-	6.65	03/15/17	2,000,000	2,045,800
Rowan Companies PLC	BB	4.88	06/01/22	2,000,000	1,690,000
SESI LLC	BB	7.13	12/15/21	2,150,000	2,101,625
Sunoco, Inc.	BBB-	5.75	01/15/17	290,000	293,423

					21,051,897

FINANCIALS (12.6%)
Aflac, Inc.	A-	2.65	02/15/17	1,500,000	1,508,169
Aflac, Inc.	A-	3.63	06/15/23	550,000	591,467
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,220,842
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	2,040,828
Bank of America Corp.	BBB+	2.65	04/01/19	1,250,000	1,277,326
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	2,000,000	2,190,814
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,193,966
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,683,025
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,225,586
CBRE Services, Inc.	BBB	5.25	03/15/25	2,000,000	2,143,602
Citigroup, Inc.	BBB+	2.55	04/08/19	1,850,000	1,887,196
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	2,000,322
Erac USA Finance Co.†	BBB+	2.75	03/15/17	1,000,000	1,006,383
Erac USA Finance LLC†	BBB+	2.35	10/15/19	1,000,000	1,015,947
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,274,000	1,395,095
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	766,088
Fifth Third Bancorp	BBB	4.30	01/16/24	2,000,000	2,155,060
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,015,040
First Tennessee Bank	BBB-	2.95	12/01/19	2,200,000	2,229,599
Ford Motor Credit Co. LLC	BBB	3.00	06/12/17	2,000,000	2,021,136
JPMorgan Chase & Co.	A-	2.00	08/15/17	2,000,000	2,011,446
Kemper Corp.	BBB-	6.00	05/15/17	500,000	513,487
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,131,880
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,251,554
Morgan Stanley	BBB+	4.75	03/22/17	1,000,000	1,016,468
Nasdaq, Inc.	BBB	5.55	01/15/20	2,150,000	2,373,935
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	1,300,000	1,332,547
Penske Truck Leasing Co. LP†	BBB-	3.75	05/11/17	490,000	496,686
Peoples United Bank	BBB+	4.00	07/15/24	1,750,000	1,786,876
Reinsurance Grp. of America, Inc.	A-	5.63	03/15/17	1,500,000	1,526,940
Signet UK Finance PLC	BBB-	4.70	06/15/24	2,000,000	1,925,614
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	2,023,050
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	1,012,533

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Unum Group	BBB	4.00	03/15/24	2,000,000	2,064,088
Voya Financial, Inc.	BBB	3.65	06/15/26	2,000,000	1,991,010
Wells Fargo & Co.	A	2.13	04/22/19	2,000,000	2,027,702
Zions Bancorporation	BBB-	4.50	03/27/17	400,000	403,570

					62,456,877

HEALTH CARE (6.5%)
AbbVie, Inc.	A-	1.75	11/06/17	2,000,000	2,006,570
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,221,970
Anthem, Inc.	A	3.13	05/15/22	2,000,000	2,081,808
Becton, Dickinson & Co.	BBB+	1.45	05/15/17	2,000,000	2,003,304
Biogen Idec, Inc.	A-	6.88	03/01/18	1,250,000	1,345,588
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,188,578
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	2,000,000	2,038,398
Express Scripts Hldg. Co.	BBB+	2.25	06/15/19	2,000,000	2,028,596
Laboratory Corp. of America	BBB	3.75	08/23/22	600,000	639,631
Laboratory Corp. of America	BBB	4.63	11/15/20	400,000	439,732
Lilly (Eli) & Co.	AA-	5.20	03/15/17	500,000	509,431
Mylan, Inc.	BBB-	1.35	11/29/16	2,000,000	2,001,012
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,000,000	2,066,348
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,204,228
Pfizer, Inc.	AA	6.05	03/30/17	2,000,000	2,050,130
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,175,988
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	400,000	425,430
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	1,600,000	1,766,912
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	2,068,940

					32,262,594

INDUSTRIALS (5.1%)
Crane Co.	BBB	2.75	12/15/18	2,000,000	2,038,912
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	2,000,000	2,032,540
Equifax, Inc.	BBB+	3.30	12/15/22	2,000,000	2,101,850
Flowserve Corp.	BBB	3.50	09/15/22	2,000,000	2,074,586
GATX Corp.	BBB	6.00	02/15/18	2,050,000	2,162,215
Harsco Corp.	BB-	5.75	05/15/18	2,250,000	2,281,500
Hunt (J.B.) Transport Svcs., Inc.	BBB+	3.30	08/15/22	2,000,000	2,090,832
Kennametal, Inc.	BBB-	2.65	11/01/19	2,000,000	2,012,906
L-3 Communications Corp.	BBB-	5.20	10/15/19	2,000,000	2,189,978
Pitney Bowes, Inc.	BBB	5.25	01/15/37	1,500,000	1,499,651
Southwest Airlines Co.	BBB	5.75	12/15/16	735,000	741,939
Valmont Industries, Inc.	BBB+	6.63	04/20/20	2,000,000	2,278,046
Verisk Analytics, Inc.	BBB-	4.13	09/12/22	2,000,000	2,149,822

					25,654,777

INFORMATION TECHNOLOGY (6.9%)
Adobe Systems, Inc.	A-	4.75	02/01/20	2,000,000	2,199,954
Amphenol Corp.	BBB+	2.55	01/30/19	2,000,000	2,046,670
Arrow Electronics, Inc.	BBB-	3.00	03/01/18	1,250,000	1,270,884
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	52,870
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	700,000	755,955
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	1,056,714
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,162,507
Fidelity Nat’l. Information	BBB	1.45	06/05/17	2,000,000	2,000,664
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	2,129,720
Ingram Micro, Inc.	BBB-	5.25	09/01/17	1,500,000	1,543,197
Jabil Circuit, Inc.	BBB-	4.70	09/15/22	1,976,000	2,071,599
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,589,435
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	649,799
Lam Research Corp.	BBB	2.75	03/15/20	2,000,000	2,046,772
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	1,311,000	1,379,828
Lexmark International, Inc.	BBB-	6.65	06/01/18	2,000,000	2,121,070
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	2,051,260
Symantec Corp.	BBB-	4.20	09/15/20	2,000,000	2,085,000
Tech Data Corp.	BBB-	3.75	09/21/17	2,000,000	2,035,844

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Total System Services, Inc.	BBB-	3.75	06/01/23	950,000	974,868
Western Union Co.	BBB	5.93	10/01/16	2,000,000	2,000,000

					34,224,610

MATERIALS (3.6%)
Albemarle Corp.	BBB-	4.50	12/15/20	1,065,000	1,150,329
Alcoa, Inc.	BBB-	6.75	07/15/18	2,000,000	2,155,000
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,114,168
Eastman Chemical Co.	BBB	2.40	06/01/17	1,000,000	1,007,147
Freeport-McMoRan Copper & Gold	BB-	3.10	03/15/20	1,750,000	1,675,625
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	250,000	227,500
Goldcorp, Inc.	BBB+	2.13	03/15/18	2,000,000	2,006,506
Kinross Gold Corp.	BB+	5.13	09/01/21	750,000	772,500
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	1,977,420
Newmont Mining Corp.	BBB	3.50	03/15/22	2,000,000	2,077,278
Southern Copper Corp.	BBB	3.50	11/08/22	2,000,000	2,014,550
WestRock Co.	BBB	3.50	03/01/20	622,000	649,501

					17,827,524

REAL ESTATE (4.0%)
American Tower Corp.	BBB-	4.50	01/15/18	2,000,000	2,074,330
Boston Properties LP	A-	3.70	11/15/18	1,970,000	2,052,413
Government Pptys. Income Trust	BBB-	3.75	08/15/19	2,000,000	2,049,002
HCP, Inc.	BBB	3.15	08/01/22	750,000	760,056
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,267,878
Healthcare Realty Trust	BBB	5.75	01/15/21	2,000,000	2,271,928
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,411,302
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,410,000	1,509,371
Mack-Cali Realty LP	BBB-	4.50	04/18/22	1,000,000	1,041,238
Simon Property Group LP	A	2.80	01/30/17	1,500,000	1,501,908
Ventas Realty LP/Capital Corp.	BBB+	4.00	04/30/19	1,700,000	1,785,942
Vornado Realty LP	BBB	2.50	06/30/19	500,000	507,042
Vornado Realty LP	BBB	5.00	01/15/22	1,500,000	1,648,911

					19,881,321

TELECOMMUNICATION SERVICES (0.9%)
AT&T, Inc.	BBB+	3.00	02/15/22	2,000,000	2,065,068
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,194,736

					4,259,804

UTILITIES (2.1%)
Constellation Energy	BBB-	5.15	12/01/20	1,500,000	1,667,936
Entergy Corp.	BBB	4.70	01/15/17	600,000	603,766
Entergy Corp.	BBB	5.13	09/15/20	1,400,000	1,553,588
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,073,207
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,158,914
SCANA Corp.	BBB	4.75	05/15/21	2,000,000	2,154,212
Talen Energy Supply LLC	B+	4.60	12/15/21	1,400,000	1,039,500

					10,251,123

TOTAL LONG-TERM DEBT SECURITIES (Cost: $480,039,635) 99.1%					491,145,043

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.6%)
Cargill, Inc.†	A-1	0.30	10/03/16	2,100,000	2,099,965
Wisconsin Power & Light	A-1	0.35	10/03/16	700,000	699,986

					2,799,951

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,799,951) 0.6%					2,799,951

TOTAL INVESTMENTS (Cost: $482,839,586) 99.7%					493,944,994

OTHER NET ASSETS 0.3%					1,222,071

NET ASSETS 100.0%					$495,167,065

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (10.0%)
U.S. Treasury Note	AA+	1.50	08/15/26	23,500,000	23,271,414
U.S. Treasury Note	AA+	1.63	05/15/26	2,000,000	2,002,656
U.S. Treasury Note	AA+	2.25	11/15/25	1,000,000	1,055,625
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	17,255,280
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	16,826,740
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	15,999,320
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	15,572,520
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	6,969,790
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	6,564,350
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	6,168,200

					111,685,895

U.S. GOVERNMENT AGENCIES (27.5%)
MORTGAGE-BACKED OBLIGATIONS (26.1%)
FHARM	AA+	2.76	02/01/36	131,760	139,217
FHARM	AA+	2.90	04/01/37	190,439	202,567
FHARM	AA+	2.90	04/01/37	294,308	308,891
FHARM	AA+	2.93	05/01/37	114,235	119,236
FHARM	AA+	3.33	04/01/42	503,491	524,151
FHARM	AA+	4.54	09/01/39	256,801	270,770
FHARM	AA+	5.84	03/01/37	36,746	38,426
FHLMC	AA+	2.50	09/01/27	1,660,079	1,721,753
FHLMC	AA+	2.50	12/01/27	1,803,261	1,870,407
FHLMC	AA+	2.50	04/01/28	2,163,344	2,246,788
FHLMC	AA+	3.00	06/01/27	920,511	968,002
FHLMC	AA+	3.00	08/01/27	589,101	619,298
FHLMC	AA+	3.00	10/15/37	1,701,403	1,765,563
FHLMC	AA+	3.00	12/15/40	1,763,164	1,817,092
FHLMC	AA+	3.00	07/01/42	848,941	896,058
FHLMC	AA+	3.00	10/01/42	2,510,850	2,614,934
FHLMC	AA+	3.00	11/01/42	2,613,805	2,741,920
FHLMC	AA+	3.00	11/01/42	1,018,630	1,064,344
FHLMC	AA+	3.00	11/01/42	1,145,951	1,204,047
FHLMC	AA+	3.00	11/01/42	4,311,286	4,490,670
FHLMC	AA+	3.00	02/01/43	2,316,107	2,411,864
FHLMC	AA+	3.00	03/01/43	1,712,772	1,783,694
FHLMC	AA+	3.00	04/01/43	1,153,899	1,201,770
FHLMC	AA+	3.00	04/01/43	2,502,981	2,606,629
FHLMC	AA+	3.00	04/01/43	1,586,823	1,666,045
FHLMC	AA+	3.50	02/01/35	4,041,596	4,295,267
FHLMC	AA+	3.50	02/01/35	2,072,803	2,202,741
FHLMC	AA+	3.50	04/01/35	1,672,583	1,778,697
FHLMC	AA+	3.50	01/01/41	1,922,440	2,034,299
FHLMC	AA+	3.50	07/01/42	2,499,696	2,688,610
FHLMC	AA+	3.50	10/01/42	2,130,449	2,247,319
FHLMC	AA+	3.50	01/01/43	2,079,660	2,201,647
FHLMC	AA+	3.50	01/01/43	1,118,389	1,180,162
FHLMC	AA+	3.50	05/01/43	2,786,114	2,948,310
FHLMC	AA+	3.50	07/01/43	963,194	1,019,869
FHLMC	AA+	3.50	11/01/43	1,868,370	1,977,031
FHLMC	AA+	3.50	01/01/44	3,235,653	3,425,239
FHLMC	AA+	3.50	04/01/45	2,607,029	2,775,618
FHLMC	AA+	3.50	07/01/45	2,681,929	2,872,699
FHLMC	AA+	3.50	09/01/45	2,306,403	2,450,959
FHLMC	AA+	3.50	05/01/46	4,888,050	5,157,366
FHLMC	AA+	4.00	02/01/25	319,985	338,766
FHLMC	AA+	4.00	05/01/25	125,477	133,152
FHLMC	AA+	4.00	05/01/26	406,395	431,648

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

FHLMC	AA+	4.00	12/01/33	1,386,462	1,493,991
FHLMC	AA+	4.00	12/15/38	500,000	528,982
FHLMC	AA+	4.00	07/01/41	1,399,767	1,525,039
FHLMC	AA+	4.00	12/01/41	749,374	807,379
FHLMC	AA+	4.00	07/01/42	2,836,154	3,085,905
FHLMC	AA+	4.00	08/01/42	1,940,229	2,100,327
FHLMC	AA+	4.00	08/01/42	1,075,832	1,157,567
FHLMC	AA+	4.00	09/01/42	1,415,174	1,524,967
FHLMC	AA+	4.00	11/01/42	1,730,384	1,877,957
FHLMC	AA+	4.00	12/01/42	1,414,058	1,540,755
FHLMC	AA+	4.00	01/01/43	2,239,136	2,438,369
FHLMC	AA+	4.00	01/01/44	2,051,558	2,218,112
FHLMC	AA+	4.00	10/01/44	2,311,438	2,482,933
FHLMC	AA+	4.50	03/01/34	521,758	573,072
FHLMC	AA+	4.50	08/01/34	305,841	335,240
FHLMC	AA+	4.50	08/15/35	120,323	129,744
FHLMC	AA+	4.50	12/01/39	495,735	542,544
FHLMC	AA+	4.50	03/01/41	714,575	796,016
FHLMC	AA+	5.00	02/01/26	89,232	98,810
FHLMC	AA+	5.00	08/01/35	1,266,764	1,421,434
FHLMC	AA+	5.00	10/01/40	1,279,691	1,423,450
FHLMC	AA+	5.50	03/01/21	101,035	107,357
FHLMC	AA+	5.50	07/01/32	230,291	260,538
FHLMC	AA+	5.50	01/15/33	262,174	294,489
FHLMC	AA+	5.50	05/01/33	346,499	390,868
FHLMC	AA+	5.50	01/15/35	52,776	53,699
FHLMC	AA+	5.50	06/01/37	1,097,184	1,251,286
FHLMC	AA+	6.00	07/15/29	166,341	193,064
FHLMC	AA+	6.00	03/15/32	190,104	211,724
FHLMC Strip	AA+	3.00	01/15/43	2,097,666	2,187,381
FNMA	AA+	2.25	01/01/28	1,602,606	1,629,836
FNMA	AA+	2.41	05/01/43	1,948,897	2,006,438
FNMA	AA+	3.00	09/01/29	1,878,963	1,983,462
FNMA	AA+	3.00	06/01/33	1,600,577	1,683,516
FNMA	AA+	3.00	07/01/33	2,964,603	3,118,380
FNMA	AA+	3.00	09/01/33	3,078,683	3,234,317
FNMA	AA+	3.00	04/25/42	1,831,329	1,895,011
FNMA	AA+	3.00	10/01/42	928,651	968,312
FNMA	AA+	3.00	12/01/42	2,069,461	2,130,547
FNMA	AA+	3.00	12/01/42	1,318,243	1,373,813
FNMA	AA+	3.00	01/01/43	2,449,012	2,556,813
FNMA	AA+	3.00	02/01/43	1,988,378	2,068,454
FNMA	AA+	3.00	03/01/43	2,519,058	2,637,693
FNMA	AA+	3.00	02/01/45	2,302,830	2,414,879
FNMA	AA+	3.50	02/01/26	243,837	257,239
FNMA	AA+	3.50	03/01/32	1,237,162	1,318,924
FNMA	AA+	3.50	08/01/38	2,281,529	2,411,354
FNMA	AA+	3.50	03/01/41	1,931,479	2,077,414
FNMA	AA+	3.50	10/01/41	1,153,194	1,218,080
FNMA	AA+	3.50	12/01/41	1,383,013	1,460,517
FNMA	AA+	3.50	04/01/42	1,521,117	1,609,316
FNMA	AA+	3.50	04/01/42	1,401,511	1,484,347
FNMA	AA+	3.50	07/01/42	2,473,703	2,619,292
FNMA	AA+	3.50	08/01/42	1,992,572	2,109,923
FNMA	AA+	3.50	09/01/42	1,820,403	1,927,788
FNMA	AA+	3.50	10/01/42	2,231,067	2,362,845
FNMA	AA+	3.50	12/01/42	3,409,904	3,597,138
FNMA	AA+	3.50	12/01/42	2,352,161	2,570,424
FNMA	AA+	3.50	03/01/43	2,128,055	2,256,432
FNMA	AA+	3.50	06/01/43	4,093,311	4,335,225
FNMA	AA+	3.50	10/01/43	1,622,894	1,771,638

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

FNMA	AA+	3.50	01/01/44	1,279,024	1,326,324
FNMA	AA+	3.50	02/01/45	2,953,933	3,125,116
FNMA	AA+	3.50	04/01/45	4,425,065	4,719,442
FNMA	AA+	3.50	05/01/45	5,124,308	5,439,960
FNMA	AA+	3.50	03/01/46	2,967,143	3,188,744
FNMA	AA+	4.00	05/01/19	150,055	154,863
FNMA	AA+	4.00	07/25/26	1,996,917	2,205,952
FNMA	AA+	4.00	01/01/31	147,876	160,151
FNMA	AA+	4.00	12/01/33	1,613,778	1,740,655
FNMA	AA+	4.00	03/01/35	455,109	490,536
FNMA	AA+	4.00	11/01/38	2,141,115	2,300,209
FNMA	AA+	4.00	11/01/40	1,133,491	1,220,666
FNMA	AA+	4.00	05/01/41	1,366,384	1,488,402
FNMA	AA+	4.00	08/01/42	2,623,024	2,827,444
FNMA	AA+	4.00	05/01/43	1,719,681	1,855,013
FNMA	AA+	4.00	09/01/45	1,803,366	1,953,857
FNMA	AA+	4.00	11/01/45	2,846,424	3,087,138
FNMA	AA+	4.50	05/01/18	51,591	52,893
FNMA	AA+	4.50	05/01/19	20,510	21,098
FNMA	AA+	4.50	06/01/19	75,336	77,392
FNMA	AA+	4.50	05/01/30	398,530	437,382
FNMA	AA+	4.50	04/01/31	636,444	698,736
FNMA	AA+	4.50	08/01/33	180,631	198,289
FNMA	AA+	4.50	08/01/33	127,479	139,642
FNMA	AA+	4.50	09/01/33	388,902	426,009
FNMA	AA+	4.50	10/01/33	393,255	433,846
FNMA	AA+	4.50	10/01/33	163,738	179,934
FNMA	AA+	4.50	05/01/34	140,594	154,009
FNMA	AA+	4.50	06/01/34	247,055	271,044
FNMA	AA+	4.50	07/01/34	211,224	231,599
FNMA	AA+	4.50	01/01/35	739,561	812,905
FNMA	AA+	4.50	08/01/35	237,578	260,246
FNMA	AA+	4.50	09/01/35	52,044	54,601
FNMA	AA+	4.50	12/01/35	284,092	311,388
FNMA	AA+	4.50	05/01/39	1,218,603	1,349,872
FNMA	AA+	4.50	05/01/39	857,510	945,055
FNMA	AA+	4.50	05/01/40	533,755	590,219
FNMA	AA+	4.50	11/01/40	644,101	708,359
FNMA	AA+	4.50	06/01/41	562,822	616,523
FNMA	AA+	4.50	10/01/41	871,641	958,556
FNMA	AA+	4.50	11/01/41	1,041,459	1,145,456
FNMA	AA+	4.50	01/01/42	142,403	156,594
FNMA	AA+	4.50	07/01/42	2,135,769	2,356,400
FNMA	AA+	4.50	03/01/44	1,679,495	1,839,859
FNMA	AA+	4.50	05/01/44	1,909,899	2,092,128
FNMA	AA+	5.00	04/01/18	15,126	15,543
FNMA	AA+	5.00	09/01/18	105,445	108,761
FNMA	AA+	5.00	09/01/20	69,536	71,454
FNMA	AA+	5.00	10/01/20	146,131	153,143
FNMA	AA+	5.00	10/01/25	139,929	155,284
FNMA	AA+	5.00	09/01/33	779,532	869,751
FNMA	AA+	5.00	10/01/33	522,560	589,680
FNMA	AA+	5.00	11/01/33	529,656	587,779
FNMA	AA+	5.00	03/01/34	127,925	142,470
FNMA	AA+	5.00	04/01/34	70,180	78,204
FNMA	AA+	5.00	04/01/34	302,592	341,426
FNMA	AA+	5.00	04/01/35	227,775	256,504
FNMA	AA+	5.00	06/01/35	143,130	159,041
FNMA	AA+	5.00	09/01/35	354,638	393,837
FNMA	AA+	5.00	09/01/35	155,803	172,901
FNMA	AA+	5.00	11/25/35	919,250	1,017,519

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

FNMA	AA+	5.00	08/01/37	1,072,842	1,194,096
FNMA	AA+	5.00	05/01/39	688,583	764,452
FNMA	AA+	5.00	09/25/40	1,430,704	1,579,695
FNMA	AA+	5.50	04/01/17	2,809	2,827
FNMA	AA+	5.50	05/01/17	2,267	2,275
FNMA	AA+	5.50	01/01/24	167,205	188,220
FNMA	AA+	5.50	03/01/24	346,588	390,148
FNMA	AA+	5.50	09/01/25	149,204	168,843
FNMA	AA+	5.50	11/01/26	108,303	121,915
FNMA	AA+	5.50	01/01/27	63,160	71,099
FNMA	AA+	5.50	03/01/33	247,910	271,697
FNMA	AA+	5.50	09/01/33	288,287	327,667
FNMA	AA+	5.50	10/01/33	476,762	546,976
FNMA	AA+	5.50	03/01/34	299,597	345,170
FNMA	AA+	5.50	03/01/34	62,074	70,360
FNMA	AA+	5.50	07/01/34	217,816	247,560
FNMA	AA+	5.50	09/01/34	50,351	56,898
FNMA	AA+	5.50	09/01/34	100,704	114,388
FNMA	AA+	5.50	09/01/34	205,731	233,820
FNMA	AA+	5.50	10/01/34	478,055	543,723
FNMA	AA+	5.50	02/01/35	153,058	174,137
FNMA	AA+	5.50	02/01/35	246,080	282,194
FNMA	AA+	5.50	04/01/35	225,461	255,565
FNMA	AA+	5.50	08/01/35	452,628	511,781
FNMA	AA+	5.50	02/25/37	94,697	102,229
FNMA	AA+	5.50	05/01/38	475,835	538,958
FNMA	AA+	5.50	11/01/38	73,855	78,858
FNMA	AA+	5.50	06/01/48	118,081	129,093
FNMA	AA+	6.00	03/01/17	3,011	3,029
FNMA	AA+	6.00	05/01/23	226,547	260,277
FNMA	AA+	6.00	01/01/25	133,767	153,129
FNMA	AA+	6.00	03/01/28	181,516	207,790
FNMA	AA+	6.00	04/01/32	33,979	38,898
FNMA	AA+	6.00	05/01/32	207,159	239,825
FNMA	AA+	6.00	04/01/33	607,110	710,172
FNMA	AA+	6.00	11/01/34	66,610	76,251
FNMA	AA+	6.00	03/01/36	45,091	50,521
FNMA	AA+	6.00	12/01/36	168,849	195,725
FNMA	AA+	6.00	01/01/37	226,179	262,608
FNMA	AA+	6.00	03/01/37	144,467	155,918
FNMA	AA+	6.00	04/01/37	73,335	79,385
FNMA	AA+	6.00	05/01/37	45,455	48,735
FNMA	AA+	6.00	06/01/37	67,806	72,341
FNMA	AA+	6.00	07/01/37	86,543	99,069
FNMA	AA+	6.00	08/01/37	133,706	153,121
FNMA	AA+	6.00	12/01/37	48,375	55,417
FNMA	AA+	6.00	10/25/44	510,619	607,041
FNMA	AA+	6.00	02/25/47	1,111,759	1,261,815
FNMA	AA+	6.00	12/25/49	559,661	642,804
FNMA	AA+	6.50	03/01/17	6,478	6,496
FNMA	AA+	6.50	05/01/17	1,287	1,292
FNMA	AA+	6.50	05/01/32	97,755	112,600
FNMA	AA+	6.50	05/01/32	154,970	178,505
FNMA	AA+	6.50	09/01/36	37,817	42,480
FNMA	AA+	6.50	05/01/37	228,933	246,469
FNMA	AA+	6.50	07/01/37	31,068	35,786
FNMA	AA+	6.50	09/01/37	56,161	64,690
FNMA	AA+	6.50	05/01/38	104,338	122,771
FNMA	AA+	7.00	09/01/31	58,683	66,460
FNMA	AA+	7.00	01/25/44	416,498	479,269
FNMA	AA+	7.50	06/01/32	73,332	87,587

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

FNMA	AA+	8.00	04/01/32	20,444	21,822
FNMA Strip	AA+	3.00	08/25/42	1,709,017	1,781,470
GNMA (3)	AA+	2.68	10/16/47	2,000,000	2,032,350
GNMA (3)	AA+	3.00	07/16/36	1,854,271	2,014,258
GNMA (3)	AA+	3.50	11/20/32	2,360,740	2,509,740
GNMA (3)	AA+	3.50	09/20/33	135,210	135,775
GNMA (3)	AA+	3.50	07/15/42	1,754,649	1,876,985
GNMA (3)	AA+	3.50	11/15/42	1,172,106	1,254,342
GNMA (3)	AA+	3.50	05/20/45	2,704,399	2,925,862
GNMA (3)	AA+	3.70	05/15/42	1,008,855	1,084,353
GNMA (3)	AA+	4.00	04/15/24	292,469	311,089
GNMA (3)	AA+	4.00	01/20/41	2,047,017	2,194,052
GNMA (3)	AA+	4.00	03/15/41	900,710	981,396
GNMA (3)	AA+	4.00	08/15/41	1,475,146	1,605,879
GNMA (3)	AA+	4.00	11/15/41	941,326	1,039,877
GNMA (3)	AA+	4.00	12/15/41	1,700,200	1,834,066
GNMA (3)	AA+	4.00	01/15/42	475,729	512,922
GNMA (3)	AA+	4.00	03/20/42	736,942	789,886
GNMA (3)	AA+	4.00	08/20/42	1,314,927	1,413,226
GNMA (3)	AA+	4.25	06/20/36	728,927	788,411
GNMA (3)	AA+	4.25	04/20/41	985,473	1,065,984
GNMA (3)	AA+	4.29	04/15/41	425,526	464,594
GNMA (3)	AA+	4.50	06/20/30	74,294	81,609
GNMA (3)	AA+	4.50	09/15/30	575,064	639,862
GNMA (3)	AA+	4.50	06/20/34	486,471	529,366
GNMA (3)	AA+	4.50	09/15/40	1,179,485	1,305,676
GNMA (3)	AA+	4.50	10/15/40	1,582,568	1,791,713
GNMA (3)	AA+	4.50	10/15/40	428,786	473,867
GNMA (3)	AA+	5.00	04/15/39	1,263,241	1,439,362
GNMA (3)	AA+	5.00	06/20/39	1,781,333	1,964,731
GNMA (3)	AA+	5.00	11/15/39	616,763	690,938
GNMA (3)	AA+	5.00	05/15/40	244,876	276,158
GNMA (3)	AA+	5.00	06/20/40	316,356	343,577
GNMA (3)	AA+	5.00	06/20/40	285,191	309,102
GNMA (3)	AA+	5.50	01/15/36	123,229	139,480
GNMA (3)	AA+	6.50	04/15/31	10,538	12,153
GNMA (3)	AA+	6.50	12/15/31	22,219	25,623
GNMA (3)	AA+	6.50	05/15/32	28,576	32,955
GNMA (3)	AA+	7.00	05/15/32	2,752	2,850
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	941,515	1,038,511

					291,382,496

NON-MORTGAGE-BACKED OBLIGATIONS (1.4%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,508,212
FNMA	AA+	0.00	10/09/19	5,050,000	4,847,394

					15,355,606

CORPORATE DEBT (61.3%)
CONSUMER DISCRETIONARY (9.3%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,075,566
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,083,074
Advance Auto Parts, Inc.	BBB-	5.75	05/01/20	3,000,000	3,312,879
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	2,071,392
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	746,795
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,228,120
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	3,788,124
Coach, Inc.	BBB-	4.25	04/01/25	2,500,000	2,612,483
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,129,672
Expedia, Inc.	BBB-	5.95	08/15/20	4,000,000	4,510,404
Family Dollar Stores, Inc.	BBB	5.00	02/01/21	4,000,000	4,310,000
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,332,920
Harman Int’l. Industries, Inc.	BBB-	4.15	05/15/25	5,000,000	5,172,590
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	226,854

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Kohl’s Corp.	BBB	3.25	02/01/23	1,804,000	1,816,123
Kohl’s Corp.	BBB	4.00	11/01/21	2,620,000	2,803,240
Lowe’s Cos., Inc.	A-	3.12	04/15/22	2,000,000	2,121,948
Marriott International, Inc.	BBB	3.00	03/01/19	1,000,000	1,028,427
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,152,952
Mattel, Inc.	BBB	3.15	03/15/23	2,000,000	2,039,932
Mattel, Inc.	BBB	4.35	10/01/20	1,000,000	1,080,629
Newell Rubbermaid, Inc.	BBB-	4.70	08/15/20	3,000,000	3,246,426
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,259,428
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,071,224
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,283,878
O’Reilly Automotive, Inc.	BBB+	3.80	09/01/22	3,250,000	3,454,568
Scripps Networks Interactive, Inc.	BBB	3.50	06/15/22	5,000,000	5,218,280
Staples, Inc.	BBB-	4.38	01/12/23	3,700,000	3,813,542
Starwood Hotels & Resorts	BBB	3.13	02/15/23	3,000,000	3,066,135
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,376,076
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,968,660
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	2,111,774
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,115,360
Wyndham Worldwide Corp.	BBB-	3.90	03/01/23	4,000,000	4,142,396
Wynn Las Vegas LLC	BB+	5.38	03/15/22	4,000,000	4,145,000

					103,916,871

CONSUMER STAPLES (3.0%)
ConAgra Foods, Inc.	BBB-	4.95	08/15/20	1,500,000	1,628,868
Edgewell Personal Care Co.	BB+	4.70	05/19/21	4,000,000	4,218,472
Flowers Foods, Inc.	BBB	4.38	04/01/22	4,000,000	4,325,024
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,528,473
Kroger Co.	BBB	2.95	11/01/21	4,800,000	5,004,331
Mead Johnson Nutrition Co.	BBB-	4.13	11/15/25	1,950,000	2,114,182
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,212,571
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,846,861
Whole Foods Market, Inc.†	BBB-	5.20	12/03/25	5,000,000	5,430,475

					33,309,257

ENERGY (4.8%)
Cameron International Corp.	AA-	4.50	06/01/21	3,000,000	3,200,193
Devon Energy	BBB	5.85	12/15/25	2,500,000	2,813,448
Diamond Offshore Drilling, Inc.	BBB	3.45	11/01/23	3,000,000	2,622,150
Energen Corp.	BB	4.63	09/01/21	4,000,000	3,940,000
EQT Corp.	BBB	4.88	11/15/21	4,000,000	4,379,836
FMC Technologies, Inc.	BBB	2.00	10/01/17	4,500,000	4,482,540
Kinder Morgan Energy Partners	BBB-	4.30	05/01/24	5,000,000	5,170,785
Marathon Oil Corp.	BBB-	2.80	11/01/22	4,000,000	3,704,656
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,645,688
Murphy Oil Corp.	BBB-	2.50	12/01/17	1,250,000	1,271,685
Murphy Oil Corp.	BBB-	3.70	12/01/22	3,525,000	3,365,504
Noble Corp.	BB+	7.50	03/15/19	2,000,000	2,020,000
Rowan Companies PLC	BB	4.88	06/01/22	4,000,000	3,380,000
Seacor Hldgs., Inc.	B	7.38	10/01/19	2,775,000	2,775,000
SESI LLC	BB	7.13	12/15/21	4,500,000	4,398,750
Sunoco, Inc.	BBB-	5.75	01/15/17	2,000,000	2,023,610

					53,193,845

FINANCIALS (13.6%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,293,850
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,220,842
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,319,524
American Express Co.	BBB	3.63	12/05/24	5,000,000	5,203,250
American Int’l. Group, Inc.	A-	3.75	07/10/25	5,000,000	5,244,230
Bank of America Corp.	BBB	3.95	04/21/25	5,000,000	5,176,010
Barrick N.A. Finance LLC	BBB-	4.40	05/30/21	4,000,000	4,381,628
Berkley (W.R.) Corp.	BBB+	4.63	03/15/22	2,000,000	2,193,966
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	2,000,000	2,283,166

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,236,700
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,442,074
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,451,172
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	5,160,035
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,000,805
Fairfax Financial Hldgs.†	BBB-	5.80	05/15/21	1,500,000	1,642,577
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,575,075
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,387,650
First Republic Bank	A-	2.38	06/17/19	2,000,000	2,015,040
First Tennessee Bank	BBB-	2.95	12/01/19	5,000,000	5,067,270
Genworth Financial, Inc.	B	7.20	02/15/21	1,750,000	1,677,813
Genworth Financial, Inc.	B	7.63	09/24/21	1,300,000	1,241,500
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,114,887
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	5,263,870
JPMorgan Chase Bank NA	A-	6.00	10/01/17	2,000,000	2,085,838
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,054,516
Kemper Corp.	BBB-	6.00	05/15/17	1,091,000	1,120,428
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,263,760
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,104,609
Markel Corp.	BBB+	5.35	06/01/21	1,200,000	1,346,784
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,350,376
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,453,828
Nasdaq, Inc.	BBB	5.55	01/15/20	2,500,000	2,760,390
Old Republic Int’l. Corp.	BBB+	3.88	08/26/26	5,000,000	4,991,210
Pacific LifeCorp.†	A-	6.00	02/10/20	3,000,000	3,328,440
Penske Truck Leasing Co. LP†	BBB-	3.38	03/15/18	3,000,000	3,075,108
Peoples United Bank	BBB+	4.00	07/15/24	2,000,000	2,042,144
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,120,038
Reinsurance Grp. of America, Inc.	A-	4.70	09/15/23	1,000,000	1,092,756
Reinsurance Grp. of America, Inc.	A-	5.00	06/01/21	3,000,000	3,279,750
Signet UK Finance PLC	BBB-	4.70	06/15/24	5,000,000	4,814,035
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,517,288
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,278,199
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,730,423
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,723,078
Unum Group	BBB	4.00	03/15/24	5,000,000	5,160,220
Voya Financial, Inc.	BBB	3.65	06/15/26	5,000,000	4,977,525
Wells Fargo & Co.	A-	3.45	02/13/23	4,000,000	4,124,752
Wells Fargo & Co.	A-	4.13	08/15/23	1,000,000	1,070,146
Zions Bancorporation	BBB-	4.50	03/27/17	1,000,000	1,008,924

					152,467,499

HEALTH CARE (6.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,443,940
AmerisourceBergen Corp.	A-	4.88	11/15/19	2,500,000	2,734,743
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,708,872
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,169,928
Biogen Idec, Inc.	A-	4.05	09/15/25	2,500,000	2,721,873
Biogen Idec, Inc.	A-	6.88	03/01/18	2,500,000	2,691,175
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,377,156
CIGNA Corp.	A	5.38	03/15/17	2,000,000	2,035,882
Edwards Lifesciences Corp.	BBB-	2.88	10/15/18	4,500,000	4,586,396
Express Scripts Hldg. Co.	BBB+	3.50	06/15/24	2,000,000	2,084,890
Humana, Inc.	A-	3.85	10/01/24	3,000,000	3,217,290
Humana, Inc.	A-	7.20	06/15/18	2,000,000	2,188,744
Laboratory Corp. of America	BBB	3.75	08/23/22	2,000,000	2,132,102
Laboratory Corp. of America	BBB	4.63	11/15/20	1,000,000	1,099,330
Medco Health Solutions, Inc.	BBB+	4.13	09/15/20	3,000,000	3,234,132
Owens & Minor, Inc.	BBB	3.88	09/15/21	2,200,000	2,272,983
Owens & Minor, Inc.	BBB	4.38	12/15/24	2,800,000	2,846,998
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,408,456
Pfizer, Inc.	AA	6.05	03/30/17	4,000,000	4,100,260

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	732,903
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,351,976
Thermo Fisher Scientific, Inc.	BBB	3.60	08/15/21	1,000,000	1,063,576
Thermo Fisher Scientific, Inc.	BBB	4.50	03/01/21	3,000,000	3,312,960
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	5,172,350

					71,688,915

INDUSTRIALS (4.1%)
Crane Co.	BBB	2.75	12/15/18	4,000,000	4,077,824
Dun & Bradstreet Corp.	BBB-	3.25	12/01/17	3,000,000	3,048,810
Dun & Bradstreet Corp.	BBB-	4.38	12/01/22	1,000,000	1,042,428
Equifax, Inc.	BBB+	3.30	12/15/22	4,000,000	4,203,700
Flowserve Corp.	BBB	3.50	09/15/22	4,000,000	4,149,172
Harsco Corp.	BB-	5.75	05/15/18	4,000,000	4,056,000
Hexcel Corp.	BBB-	4.70	08/15/25	3,900,000	4,238,848
Kennametal, Inc.	BBB-	2.65	11/01/19	4,000,000	4,025,812
L-3 Communications Corp.	BBB-	4.75	07/15/20	3,000,000	3,275,952
L-3 Communications Corp.	BBB-	5.20	10/15/19	1,000,000	1,094,989
Pentair PLC	BBB-	5.00	05/15/21	3,000,000	3,131,655
Pitney Bowes, Inc.	BBB	5.25	01/15/37	3,000,000	2,999,301
Valmont Industries, Inc.	BBB+	6.63	04/20/20	750,000	854,267
Verisk Analytics, Inc.	BBB-	4.00	06/15/25	5,000,000	5,309,210

					45,507,968

INFORMATION TECHNOLOGY (7.2%)
Adobe Systems, Inc.	A-	4.75	02/01/20	4,000,000	4,399,908
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,527,165
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	1,020,674
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,163,141
Arrow Electronics, Inc.	BBB-	6.88	06/01/18	2,900,000	3,131,812
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	293,373
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,223,564
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	5,148,825
Fidelity Nat’l. Information	BBB	3.88	06/05/24	5,000,000	5,341,355
Fiserv, Inc.	BBB	4.63	10/01/20	2,800,000	3,071,743
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,120,905
Ingram Micro, Inc.	BBB-	4.95	12/15/24	750,000	758,978
Ingram Micro, Inc.	BBB-	5.00	08/10/22	1,000,000	1,028,253
Ingram Micro, Inc.	BBB-	5.25	09/01/17	3,000,000	3,086,394
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,178,869
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,165,998
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,168,410
Lam Research Corp.	BBB	2.75	03/15/20	5,000,000	5,116,930
Lender Processing Svcs., Inc.	BBB	5.75	04/15/23	2,948,000	3,102,770
Lexmark International, Inc.	BBB-	6.65	06/01/18	4,000,000	4,242,140
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	4,102,520
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	1,011,432
Symantec Corp.	BBB-	4.20	09/15/20	4,000,000	4,170,000
Tech Data Corp.	BBB-	3.75	09/21/17	4,000,000	4,071,688
Total System Services, Inc.	BBB-	3.75	06/01/23	4,000,000	4,104,708
Western Union Co.	BBB	5.93	10/01/16	4,000,000	4,000,000

					80,751,555

MATERIALS (5.6%)
Albemarle Corp.	BBB-	4.50	12/15/20	2,000,000	2,160,242
Alcoa, Inc.	BBB-	6.75	07/15/18	4,000,000	4,310,000
Carpenter Technology Corp.	BBB	4.45	03/01/23	3,600,000	3,558,982
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,285,420
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	5,069,731
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,726,373
Freeport-McMoRan Copper & Gold	BB-	3.55	03/01/22	4,000,000	3,640,000
Goldcorp, Inc.	BBB+	2.13	03/15/18	4,000,000	4,013,012
Kinross Gold Corp.	BB+	5.13	09/01/21	4,000,000	4,120,000
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,361,614

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Methanex Corp.	BB+	5.25	03/01/22	600,000	619,729
Newmont Mining Corp.	BBB	3.50	03/15/22	4,000,000	4,154,556
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,114,906
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,195,464
Southern Copper Corp.	BBB	3.50	11/08/22	4,000,000	4,029,100
Teck Resources Ltd.	B+	3.75	02/01/23	1,000,000	916,250
Teck Resources Ltd.	B+	4.75	01/15/22	3,000,000	2,940,000
Valspar Corp.	BBB	3.95	01/15/26	5,000,000	5,277,820
Vulcan Materials Co.	BBB	7.00	06/15/18	2,000,000	2,155,000

					62,648,199

REAL ESTATE (4.5%)
American Tower Corp.	BBB-	4.50	01/15/18	5,000,000	5,185,825
Boston Properties LP	A-	3.70	11/15/18	1,000,000	1,041,834
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,206,436
Government Pptys. Income Trust	BBB-	3.75	08/15/19	4,000,000	4,098,004
HCP, Inc.	BBB	3.40	02/01/25	3,750,000	3,703,793
HCP, Inc.	BBB	6.00	01/30/17	1,250,000	1,267,878
Healthcare Realty Trust	BBB	3.75	04/15/23	4,000,000	4,102,108
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,939,557
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,281,904
Mack-Cali Realty LP	BBB-	4.50	04/18/22	5,000,000	5,206,190
National Retail Pptys., Inc.	BBB+	3.30	04/15/23	1,000,000	1,023,725
National Retail Pptys., Inc.	BBB+	3.80	10/15/22	3,000,000	3,189,339
Ventas Realty LP/Capital Corp.	BBB+	3.25	08/15/22	500,000	521,041
Ventas Realty LP/Capital Corp.	BBB+	4.75	06/01/21	3,000,000	3,330,753
Vornado Realty LP	BBB	2.50	06/30/19	1,000,000	1,014,084
Welltower, Inc.	BBB	3.75	03/15/23	750,000	787,610
Welltower, Inc.	BBB	6.13	04/15/20	2,500,000	2,831,920

					49,732,001

TELECOMMUNICATION SERVICES (0.7%)
AT&T, Inc.	BBB+	3.00	02/15/22	4,000,000	4,130,136
AT&T, Inc.	BBB+	3.00	06/30/22	1,000,000	1,028,108
Verizon Communications, Inc.	BBB+	4.50	09/15/20	2,000,000	2,194,736

					7,352,980

UTILITIES (2.1%)
Constellation Energy	BBB-	5.15	12/01/20	3,000,000	3,335,871
Entergy Corp.	BBB	4.70	01/15/17	1,500,000	1,509,414
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,774,265
Exelon Generation Co. LLC	BBB	4.25	06/15/22	1,000,000	1,073,207
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,238,371
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,162,046
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,181,424
SCANA Corp.	BBB	4.75	05/15/21	1,000,000	1,077,106
Talen Energy Supply LLC	B+	4.60	12/15/21	2,000,000	1,485,000
UIL Hldgs. Corp.	BBB+	4.63	10/01/20	2,725,000	2,917,167

					23,753,871

SOVEREIGN DEBT (0.3%)
Sri Lanka AID	NR	6.59	09/15/28	3,056,968	3,835,663

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,062,864,308) 99.1%					1,106,582,621

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.5%)
Intercontinental Exchange, Inc.†	A-1	0.44	10/13/16	4,500,000	4,499,340

Wisconsin Power & Light	A-1	0.35	10/03/16	800,000	799,984

					5,299,324

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,299,324) 0.5%					5,299,324

TOTAL INVESTMENTS (Cost: $1,068,163,632) 99.6%					1,111,881,945

OTHER NET ASSETS 0.4%					3,988,369

NET ASSETS 100.0%					$1,115,870,314

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$13,299,373	0.7%
ALL AMERICA FUND	$1,299,972	0.4%
SMALL CAP VALUE FUND	$4,299,855	1.0%
SMALL CAP GROWTH FUND	$2,899,888	0.7%
MID CAP VALUE FUND	$2,899,901	3.3%
MID-CAP EQUITY INDEX FUND	$13,999,449	1.2%
INTERNATIONAL FUND	$7,599,747	2.1%
COMPOSITE FUND	$2,099,627	1.2%
MONEY MARKET FUND	$34,544,203	55.7%
MID-TERM BOND FUND	$8,112,711	1.6%
BOND FUND	$21,551,015	1.9%

(1)	This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2016, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	491	E-mini S&P 500 Stock Index	P	December 2016	$53,037,820	$957,012	2.6%
ALL AMERICA FUND	32	E-mini S&P 500 Stock Index	P	December 2016	$3,456,640	$27,122	1.2%
MID-CAP EQUITY INDEX FUND	212	E-mini S&P MidCap 400 Stock Index	P	December 2016	$32,851,520	$394,350	2.9%

(a)	Includes the cumulative appreciation(depreciation) of futures contracts.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2016, management determined that the fair value inputs for all equity securities, excluding shares of registered investment companies (see Note b below), were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3; however, there were no such securities as of September 30, 2016. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2016:

	Level 1 – Quoted	Level 2 – Significant	Level 3 – Significant
Fund	Prices	Observable Inputs	Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock	$1,963,964,762	-	-		$1,963,964,762
Short-Term Debt Securities	-	$50,484,607	-		$50,484,607

	$1,963,964,762	$50,484,607	-		$2,014,449,369

All America Fund
Common Stock - Indexed	$152,735,852	-	-		$152,735,852
Common Stock - Active	$132,774,862	-	$285,375	(b)	$133,060,237
Short-Term Debt Securities - Indexed	-	$3,198,630	-		$3,198,630
Short-Term Debt Securities - Active	-	$2,598,610	-		$2,598,610
Warrants - Active	$17,989	-	-		$17,989

	$285,528,703	$5,797,240	$285,375		$291,611,318

Small Cap Value Fund
Common Stock	$386,832,014	-	$3,206,125	(b)	$390,038,139
Short-Term Debt Securities	-	$23,790,821	-		$23,790,821
Warrants	$203,024	-	-		$203,024

	$387,035,038	$23,790,821	$3,206,125		$414,031,984

Small Cap Growth Fund
Common Stock	$415,640,297	-	-		$415,640,297
Short-Term Debt Securities	-	$4,898,971	-		$4,898,971

	$415,640,297	$4,898,971	-		$420,539,268

Mid Cap Value Fund
Common Stock	$84,329,639	-	-		$84,329,639
Short-Term Debt Securities	-	$3,099,809	-		$3,099,809

	$84,329,639	$3,099,809	-		$87,429,448

Mid-Cap Equity Index Fund
Common Stock	$1,093,525,714	-	-		$1,093,525,714
Short-Term Debt Securities	-	$32,990,128	-		$32,990,128

	$1,093,525,714	$32,990,128	-		$1,126,515,842

International Fund
Common Stock	$349,357,905	-	-		$349,357,905
Short-Term Debt Securities	-	$21,793,950	-		$21,793,950

	$349,357,905	$21,793,950	-		$371,151,855

Composite Fund
Common Stock	$102,709,975	-	-		$102,709,975
U.S. Government Debt	-	$18,545,958	-		$18,545,958
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$19,683,255	-		$19,683,255
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$477,646	-		$477,646
Long-Term Corporate Debt	-	$31,006,173	-		$31,006,173
Short-Term Debt Securities	-	$8,092,027	-		$8,092,027

	$102,709,975	$77,805,059	-		$180,515,034

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Retirement Income Fund
Common Stock	$71,087,334	-	-	$71,087,334

2010 Retirement Fund
Common Stock	$25,197,999	-	-	$25,197,999

2015 Retirement Fund
Common Stock	$146,864,676	-	-	$146,864,676

2020 Retirement Fund
Common Stock	$405,076,331	-	-	$405,076,331

2025 Retirement Fund
Common Stock	$469,217,798	-	-	$469,217,798

2030 Retirement Fund
Common Stock	$383,072,905	-	-	$383,072,905

2035 Retirement Fund
Common Stock	$322,745,691	-	-	$322,745,691

2040 Retirement Fund
Common Stock	$261,729,573	-	-	$261,729,573

2045 Retirement Fund
Common Stock	$308,098,184	-	-	$308,098,184

2050 Retirement Fund
Common Stock	$140,084,616	-	-	$140,084,616

Conservative Allocation Fund
Common Stock	$136,253,294	-	-	$136,253,294

Moderate Allocation Fund
Common Stock	$340,569,663	-	-	$340,569,663

Aggressive Allocation Fund
Common Stock	$259,825,036	-	-	$259,825,036

Money Market Fund
U.S. Government Debt	-	$12,496,149	-	$12,496,149
U.S. Government Agency Short-Term Debt	-	$7,717,174	-	$7,717,174
Commercial Paper	-	$41,741,054	-	$41,741,054

	-	$61,954,377	-	$61,954,377

Mid-Term Bond Fund
U.S. Government Debt	-	$163,645,888	-	$163,645,888
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$3,010	-	$3,010
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$35,819,254	-	$35,819,254
Long-Term Corporate Debt	-	$291,676,891	-	$291,676,891
Short-Term Debt Securities	-	$2,799,951	-	$2,799,951

	-	$493,944,994	-	$493,944,994

Bond Fund
U.S. Government Debt	-	$111,685,895	-	$111,685,895
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$291,382,496	-	$291,382,496
U.S. Government Agency Non-Mortgage-Backed Obligations	-	$15,355,606	-	$15,355,606
Long-Term Corporate Debt	-	$684,322,961	-	$684,322,961
Sovereign Debt	-	$3,835,663	-	$3,835,663
Short-Term Debt Securities	-	$5,299,324	-	$5,299,324

	-	$1,111,881,945	-	$1,111,881,945

Other Financial Instruments:*
Equity Index Fund	$957,012	-	-	$957,012
All America Fund	$27,122	-	-	$27,122
Mid-Cap Equity Index Fund	$394,350	-	-	$394,350

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(b)	Reflects security issued by Xura, Inc. included in the Information Technology section of the active asset segment of the All America Fund portfolio and in the Small Cap Value Fund portfolio.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2016
	Balance December 31, 2015	Change in Unrealized Gains (Losses)	Transfers Into Level 3 (c)	Transfers Out of Level 3	Balance September 30, 2016	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2016
All America Fund - Active Common Stock	-	-	$285,375	-	$285,375	-
Small Cap Value Fund - Common Stock	-	-	$3,206,125	-	$3,206,125	-

(c)	Reflects transfers into Level 3 from Level 1 as a result of a security being carried at a calculated fair value due to the absence of recent trading activity in the security, as described in Security Valuation below

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used to calculate fair value.

Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts—The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2016 (Unaudited)

Tax Information - The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at September 30, 2016 for each of the funds were as follows.

	Equity Index	All America	Small Cap	Small Cap	Mid Cap
	Fund	Fund	Value Fund	Growth Fund	Value Fund
Unrealized Appreciation	$735,779,461	$70,121,941	$97,926,605	$83,461,325	$17,061,912
Unrealized Depreciation	(32,435,524)	(11,431,631)	(15,174,509)	(19,330,012)	(3,759,693)

Net	$703,343,937	$58,690,310	$82,752,096	$64,131,313	13,302,219

Cost of Investments	$1,311,105,432	$232,921,008	$331,279,888	$356,407,955	$74,127,229

	Mid-Cap			Retirement	2010
	Equity Index	International	Composite	Income	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$263,653,174	$6,429,819	$22,108,877	$904,771	$801,887
Unrealized Depreciation	(58,310,844)	(12,967,661)	(1,876,315)	(514,428)	(133,067)

Net	$205,342,330	$(6,537,842)	$20,232,562	$390,343	668,820

Cost of Investments	$921,173,512	$377,689,697	$160,282,472	$70,696,991	$24,529,179

	2015	2020	2025	2030	2035
	Retirement	Retirement	Retirement	Retirement	Retirement
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$8,737,283	$25,566,637	$36,826,327	$33,386,001	$28,782,915
Unrealized Depreciation	(769,076)	(1,734,617)	(1,396,936)	(1,089,745)	(1,031,722)

Net	$7,968,207	$23,832,020	$35,429,391	$32,296,256	$27,751,193

Cost of Investments	$138,896,469	$381,244,311	$433,788,407	$350,776,649	$294,994,498

	2040	2045	2050	Conservative	Moderate
	Retirement	Retirement	Retirement	Allocation	Allocation
	Fund	Fund	Fund	Fund	Fund
Unrealized Appreciation	$23,526,257	$32,301,462	$1,672,380	$6,998,673	$43,485,137
Unrealized Depreciation	(717,558)	(788,148)	(2,468,428)	(1,487,367)	(6,743,391)

Net	$22,808,699	$31,513,314	$(796,048)	$5,511,306	$36,741,746

Cost of Investments	$238,920,874	$276,584,870	$140,880,664	$130,741,988	$303,827,917

	Aggressive	Money
	Allocation	Market	Mid-Term	Bond
	Fund	Fund	Bond Fund	Fund
Unrealized Appreciation	$45,986,592	$1,475	$12,893,984	$47,987,832
Unrealized Depreciation	(7,756,752)	(255)	(1,791,857)	(4,305,935)

Net	$38,229,840	$1,220	$11,102,127	$43,681,897

Cost of Investments	$221,595,196	$61,953,157	$482,842,867	$1,068,200,048

Differences in basis between amounts reflected in the Portfolios of Investments in Securities and those computed for federal income tax purposes arise from the federal income tax treatment of wash sales and futures contracts.

ITEM 2.	CONTROLS AND PROCEDURES.

    (a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported in a timely and accurate manner.

    (b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Attached hereto.

Exhibit 99	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	November 23, 2016

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	November 23, 2016